UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 64.5%
	Banks - 7.0%
1,058,180	Bank of America Corp.	$24,962,466
525,990	Citigroup, Inc.	31,464,722
465,770	JP Morgan Chase & Co.	40,913,237
211,680	PNC Financial Services Group, Inc.	25,452,403
724,840	Wells Fargo & Co.	40,344,594

		163,137,422

	Capital Goods - 5.1%
112,230	3M Co.	21,472,966
122,240	Caterpillar, Inc.	11,338,983
347,060	Eaton Corp. plc	25,734,499
313,080	Fortune Brands Home & Security, Inc.	19,050,918
240,360	Ingersoll-Rand plc	19,546,075
184,030	United Technologies Corp.	20,650,006

		117,793,447

	Commercial & Professional Services - 0.7%
386,760	Nielsen Holdings plc	15,977,056

	Consumer Durables & Apparel - 1.4%
284,100	NIKE, Inc. Class B	15,832,893
697,830	PulteGroup, Inc.	16,433,896

		32,266,789

	Consumer Services - 1.4%
309,226	Hilton Worldwide Holdings, Inc.	18,077,352
289,410	Norwegian Cruise Line Holdings Ltd.*	14,681,769

		32,759,121

	Diversified Financials - 2.1%
43,250	BlackRock, Inc.	16,586,808
576,600	Invesco Ltd.	17,661,258
354,670	Thomson Reuters Corp.	15,332,384

		49,580,450

	Energy - 4.2%
155,560	Anadarko Petroleum Corp.	9,644,720
218,785	Chevron Corp.	23,490,945
144,230	EOG Resources, Inc.	14,069,636
176,340	Exxon Mobil Corp.	14,461,643
337,470	Halliburton Co.	16,606,899
544,960	Marathon Oil Corp.	8,610,368
368,110	Suncor Energy, Inc.	11,319,383

		98,203,594

	Food, Beverage & Tobacco - 4.0%
415,239	British American Tobacco plc	27,549,455
47,800	Constellation Brands, Inc. Class A	7,746,946
175,366	Kraft Heinz Co.	15,924,987
340,680	Mondelez International, Inc. Class A	14,676,494
242,040	Philip Morris International, Inc.	27,326,316

		93,224,198

	Health Care Equipment & Services - 2.5%
370,235	Medtronic plc	29,826,132
168,230	UnitedHealth Group, Inc.	27,591,402

		57,417,534

	Household & Personal Products - 0.5%
254,100	Unilever N.V.	12,623,688

	Insurance - 2.4%
339,230	American International Group, Inc.	21,178,129
343,390	Marsh & McLennan Cos., Inc.	25,373,087
219,080	Unum Group	10,272,661

		56,823,877

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Materials - 1.8%
377,010	Dow Chemical Co.	$23,955,216
348,590	International Paper Co.	17,701,400

		41,656,616

	Media - 2.7%
276,140	CBS Corp. Class B	19,153,070
576,380	Comcast Corp. Class A	21,666,124
448,730	Viacom, Inc. Class B	20,919,793

		61,738,987

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
120,470	Allergan plc*	28,782,693
137,430	Amgen, Inc.	22,548,140
584,760	AstraZeneca plc ADR	18,209,426
483,380	Bristol-Myers Squibb Co.	26,286,204
167,200	Eisai Co., Ltd.	8,683,060
461,970	Merck & Co., Inc.	29,353,574
76,546	Roche Holding AG	19,575,384
190,144	UCB S.A.	14,749,123
133,390	Vertex Pharmaceuticals, Inc.*	14,586,197

		182,773,801

	Real Estate - 0.6%
555,134	Park Hotels & Resorts, Inc. REIT	14,250,290

	Retailing - 2.7%
11,702,200	Allstar Co.*(1)(2)(3)	5,617,056
200,590	Home Depot, Inc.	29,452,630
547,200	Liberty Interactive Corp. QVC Group Class A*	10,954,944
5,990	Priceline Group, Inc.*	10,662,020
163,241	Tory Burch LLC*(1)(2)(3)	6,862,633

		63,549,283

	Semiconductors & Semiconductor Equipment - 4.2%
321,650	Analog Devices, Inc.	26,359,218
869,930	Intel Corp.	31,378,375
351,200	Maxim Integrated Products, Inc.	15,789,952
407,700	QUALCOMM, Inc.	23,377,518

		96,905,063

	Software & Services - 5.8%
58,575	Alphabet, Inc. Class C*	48,591,477
287,100	Cognizant Technology Solutions Corp. Class A*	17,088,192
590,230	eBay, Inc.*	19,814,021
758,220	Microsoft Corp.	49,936,369

		135,430,059

	Technology Hardware & Equipment - 5.2%
510,290	Apple, Inc.	73,308,261
1,413,230	Cisco Systems, Inc.	47,767,174

		121,075,435

	Transportation - 0.9%
203,700	Union Pacific Corp.	21,575,904

	Utilities - 1.5%
270,440	NextEra Energy, Inc.	34,716,383

	Total Common Stocks (cost $1,090,864,025)	$1,503,478,997

Asset & Commercial Mortgage Backed Securities - 3.0%
	Asset-Backed - Automobile - 0.6%
$225,000	CarMax Auto Owner Trust 1.95%, 09/16/2019	$225,753
2,320,000	Chesapeake Funding II LLC 1.91%, 06/15/2028(1)(4)	2,332,099
614,793	Chesapeake Funding LLC 1.33%, 02/07/2027(1)(4)	614,446

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$7,298	Drive Auto Receivables Trust 2.12%, 06/17/2019(1)	$7,299
500,000	Enterprise Fleet Financing LLC 2.13%, 07/20/2022(1)	500,223
263,301	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	263,165
1,015,068	First Investors Auto Owner Trust 1.67%, 11/16/2020(1)	1,015,613
515,000	Hyundai Auto Receivables Trust 2.48%, 03/15/2019	518,870
600,000	Prestige Auto Receivables Trust 1.91%, 04/15/2020(1)	600,380
	Santander Drive Auto Receivables Trust
1,190,942	1.97%, 11/15/2019	1,192,712
356,535	2.25%, 06/17/2019	357,490
367,007	2.33%, 11/15/2019	368,544
1,612,862	2.36%, 04/15/2020	1,618,200
655,000	2.57%, 03/15/2019	658,705
1,785,000	Securitized Term Auto Receivables Trust 1.52%, 03/25/2020(1)	1,775,410
	Westlake Automobile Receivables Trust
589,168	1.57%, 06/17/2019(1)	589,328
1,355,000	1.83%, 01/15/2021(1)	1,355,885
390,000	Wheels SPV LLC 1.59%, 05/20/2025(1)	388,580

		14,382,702

	Asset-Backed - Credit Card - 0.5%
2,665,000	CARDS II Trust 1.61%, 07/15/2021(1)(4)	2,677,321
3,275,000	Evergreen Credit Card Trust 1.63%, 04/15/2020(1)(4)	3,289,823
4,330,000	Trillium Credit Card Trust II 1.70%, 05/26/2021(1)(4)	4,348,991

		10,316,135

	Asset-Backed - Finance & Insurance - 1.0%
	Ally Master Owner Trust
4,885,000	1.54%, 09/15/2019	4,888,536
4,890,000	1.60%, 10/15/2019	4,894,503
1,145,000	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(4)	1,183,324
430,000	Ford Credit Floorplan Master Owner Trust 2.09%, 03/15/2022(1)	430,453
1,040,000	GreatAmerica Leasing Receivables Funding LLC 2.36%, 01/20/2023(1)	1,036,803
	MMAF Equipment Finance LLC
1,161,955	1.39%, 12/17/2018(1)	1,162,325
1,000,000	2.21%, 12/15/2032(1)	992,203
	OneMain Financial Issuance Trust
440,000	3.66%, 02/20/2029(1)	447,873
870,000	4.10%, 03/20/2028(1)	890,949
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(1)	1,569,863
	Springleaf Funding Trust
1,765,000	3.16%, 11/15/2024(1)	1,781,729
755,000	3.48%, 05/15/2028(1)	765,405
1,965,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	1,958,575
1,640,701	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(4)	1,638,906

		23,641,447

	Asset-Backed - Home Equity - 0.0%
7,906	New Century Home Equity Loan Trust 1.56%, 03/25/2035(4)	7,897

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Commercial Mortgage - Backed Securities - 0.8%
$1,575,000	Commercial Mortgage Trust 3.18%, 02/10/2048	$1,580,529
	CSAIL Commercial Mortgage Trust
3,200,000	3.50%, 06/15/2057	3,260,662
3,400,000	3.51%, 04/15/2050	3,485,274
	JP Morgan Chase Commercial Mortgage Securities Trust
710,000	3.91%, 01/15/2049	745,977
490,720	5.83%, 02/12/2049(4)	490,268
741,453	LB-UBS Commercial Mortgage Trust 6.13%, 04/15/2041(4)	762,241
1,441,958	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.79%, 06/12/2050(4)	1,441,970
3,100,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	3,122,550
2,500,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(4)	2,461,303
1,800,000	SG Commercial Mortgage Securities Trust 3.06%, 10/10/2048	1,746,661

		19,097,435

	Whole Loan Collateral CMO - 0.1%
552,556	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(4)	548,899
1,226,441	Towd Point Mortgage Trust 2.25%, 04/25/2056(1)(4)	1,214,486

		1,763,385

	Total Asset & Commercial Mortgage Backed Securities (cost $69,924,800)	$69,209,001

Corporate Bonds - 19.3%
	Advertising - 0.0%
$1,065,000	Omnicom Group, Inc. 3.60%, 04/15/2026	$1,064,458

	Aerospace/Defense - 0.2%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	872,254
	Lockheed Martin Corp.
470,000	2.50%, 11/23/2020	473,246
1,625,000	4.07%, 12/15/2042	1,595,202
256,000	4.50%, 05/15/2036	271,880
640,000	4.70%, 05/15/2046	693,219
560,000	4.85%, 09/15/2041	608,602

		4,514,403

	Agriculture - 0.3%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	567,964
1,995,000	4.75%, 05/05/2021	2,161,127
	BAT International Finance plc
685,000	2.75%, 06/15/2020(1)	690,900
2,775,000	3.25%, 06/07/2022(1)	2,802,495
290,000	3.50%, 06/15/2022(1)	295,805
1,065,000	Imperial Brands Finance plc3.75%, 07/21/2022(1)	1,093,807
	Philip Morris International, Inc.
325,000	4.88%, 11/15/2043	350,299
270,000	5.65%, 05/16/2018	282,310

		8,244,707

	Airlines - 0.2%
3,123,418	Continental Airlines, Inc. 5.98%, 10/19/2023	3,435,760
2,235,051	Southwest Airlines Co. 6.15%, 02/01/2024	2,469,731

		5,905,491

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Auto Manufacturers - 0.4%
$150,000	Daimler Finance North America LLC 2.25%, 07/31/2019(1)	$150,713
665,000	Ford Motor Co. 4.35%, 12/08/2026	678,116
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	4,097,743
3,185,000	General Motors Financial Co., Inc. 3.70%, 05/09/2023	3,197,007
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	580,780

		8,704,359

	Beverages - 0.4%
	Anheuser-Busch InBev Finance, Inc.
1,750,000	3.65%, 02/01/2026	1,769,600
2,360,000	4.70%, 02/01/2036	2,496,783
280,000	4.90%, 02/01/2046	302,603
480,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	439,589
	Coca-Cola Femsa S.A.B. de C.V.
1,176,000	2.38%, 11/26/2018	1,182,781
1,300,000	3.88%, 11/26/2023	1,337,100
	Molson Coors Brewing Co.
765,000	3.50%, 05/01/2022	790,478
215,000	5.00%, 05/01/2042	226,804

		8,545,738

	Biotechnology - 0.2%
265,000	Amgen, Inc. 4.56%, 06/15/2048	263,184
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,363,936
	Celgene Corp.
230,000	2.25%, 05/15/2019	231,237
770,000	3.55%, 08/15/2022	793,187
535,000	3.63%, 05/15/2024	541,537
	Gilead Sciences, Inc.
335,000	2.55%, 09/01/2020	338,607
930,000	3.70%, 04/01/2024	955,317

		4,487,005

	Chemicals - 0.2%
2,750,000	Agrium, Inc. 3.15%, 10/01/2022	2,757,442
1,145,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	1,073,112
80,000	Monsanto Co. 4.70%, 07/15/2064	74,845

		3,905,399

	Commercial Banks - 4.9%
4,300,000	American Express Centurion Bank 6.00%, 09/13/2017	4,385,402
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,226,537
2,950,000	4.20%, 08/26/2024	3,004,035
1,655,000	5.00%, 05/13/2021	1,796,956
1,000,000	6.40%, 08/28/2017	1,019,418
6,000,000	6.88%, 04/25/2018	6,313,398
2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	2,028,284
2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(1)	2,832,799
800,000	Barclays Bank plc 6.05%, 12/04/2017(1)	820,903

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,740,000	Barclays plc 3.20%, 08/10/2021	$2,741,614
	BNP Paribas S.A.
2,075,000	2.40%, 12/12/2018	2,087,112
1,750,000	3.80%, 01/10/2024(1)	1,741,470
	BPCE S.A.
365,000	2.50%, 12/10/2018	367,467
1,475,000	5.15%, 07/21/2024(1)	1,514,906
	Capital One Financial Corp.
2,875,000	3.75%, 04/24/2024	2,923,861
815,000	4.20%, 10/29/2025	818,250
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,231,011
533,000	5.30%, 05/06/2044	570,776
290,000	8.13%, 07/15/2039	425,623
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,685,379
505,000	Compass Bank 2.75%, 09/29/2019	508,082
	Credit Agricole S.A.
950,000	2.50%, 04/15/2019(1)	955,806
790,000	4.38%, 03/17/2025(1)	784,259
	Credit Suisse AG
945,000	2.30%, 05/28/2019	948,582
855,000	3.00%, 10/29/2021	862,798
250,000	3.63%, 09/09/2024	253,778
530,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	529,162
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,401,891
1,885,000	3.80%, 09/15/2022	1,910,651
2,210,000	Deutsche Bank AG 4.25%, 10/14/2021(1)	2,264,969
	Goldman Sachs Group, Inc.
3,335,000	2.38%, 01/22/2018	3,353,282
1,700,000	6.15%, 04/01/2018	1,771,026
2,590,000	6.25%, 02/01/2041	3,252,605
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,053,404
4,625,000	3.60%, 05/25/2023	4,699,661
370,000	4.04%, 03/13/2028(4)	374,004
	Huntington National Bank
2,120,000	2.20%, 11/06/2018	2,128,989
1,490,000	2.40%, 04/01/2020	1,492,454
	ING Groep N.V.
345,000	3.15%, 03/29/2022	345,804
1,100,000	3.95%, 03/29/2027	1,102,603
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,280,882
2,000,000	4.95%, 03/25/2020	2,159,618
705,000	5.40%, 01/06/2042	821,689
2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,610,433
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(1)	469,745
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,923,092
1,450,000	3.13%, 07/27/2026	1,383,989
1,800,000	3.63%, 01/20/2027	1,786,853
1,000,000	3.70%, 10/23/2024	1,014,372
515,000	4.30%, 01/27/2045	509,396
250,000	5.63%, 09/23/2019	269,948
4,250,000	National City Corp. 6.88%, 05/15/2019	4,667,681
4,795,000	Santander Bank NA 8.75%, 05/30/2018	5,141,846

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Santander UK plc
$1,375,000	2.50%, 03/14/2019	$1,386,272
2,150,000	5.00%, 11/07/2023(1)	2,240,214
1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,751,510
640,000	SunTrust Bank 3.30%, 05/15/2026	621,421
	UBS Group Funding Jersey Ltd.
1,665,000	2.95%, 09/24/2020(1)	1,676,096
1,900,000	3.00%, 04/15/2021(1)	1,903,295
1,000,000	Wachovia Corp. 5.75%, 06/15/2017	1,008,736
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,628,606
850,000	4.75%, 12/07/2046	868,376

		113,653,081

	Commercial Services - 0.4%
	Catholic Health Initiatives
765,000	2.60%, 08/01/2018	769,616
1,340,000	2.95%, 11/01/2022	1,295,765
245,000	4.35%, 11/01/2042	208,880
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(1)	655,071
1,800,000	4.50%, 08/16/2021(1)	1,917,041
1,500,000	5.63%, 03/15/2042(1)	1,653,791
2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,632,879

		9,133,043

	Construction Materials - 0.0%
656,000	LafargeHolcim Finance US LLC 4.75%, 09/22/2046(1)	656,714

	Diversified Financial Services - 1.2%
1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	1,658,029
2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(1)	2,627,601
3,620,000	Discover Financial Services 6.45%, 06/12/2017	3,650,582
614,000	Eaton Vance Corp. 6.50%, 10/02/2017	628,941
	GE Capital International Funding Co.
1,139,000	2.34%, 11/15/2020	1,143,927
2,797,000	4.42%, 11/15/2035	2,953,503
1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	1,918,144
8,963,643	Postal Square L.P. 8.95%, 06/15/2022	10,442,098
	Synchrony Financial
2,045,000	2.60%, 01/15/2019	2,060,971
520,000	2.70%, 02/03/2020	522,085
355,000	3.00%, 08/15/2019	360,538

		27,966,419

	Electric - 1.6%
1,300,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	1,352,200
	Dominion Resources, Inc.
725,000	2.96%, 07/01/2019	735,301
2,850,000	3.63%, 12/01/2024	2,864,073
1,750,000	4.10%, 04/01/2021	1,825,280
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,488,306
855,000	Duke Energy Corp. 2.65%, 09/01/2026	796,617

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,375,000	Electricite de France S.A. 5.63%, 01/22/2024(1)(4)(5)	$1,349,219
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	362,932
1,305,000	Entergy Corp. 2.95%, 09/01/2026	1,237,264
285,000	Eversource Energy 3.15%, 01/15/2025	283,556
1,705,000	Fortis, Inc. 3.06%, 10/04/2026(1)	1,594,918
1,000,000	Georgia Power Co. 5.95%, 02/01/2039	1,164,939
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,600,936
4,750,000	NextEra Energy Capital Holdings, Inc. 2.06%, 09/01/2017	4,765,309
340,000	NiSource Finance Corp. 4.80%, 02/15/2044	357,404
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	381,363
1,185,000	4.10%, 06/01/2022	1,262,593
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	730,263
435,000	5.13%, 11/15/2043	499,073
	SCANA Corp.
1,946,000	4.13%, 02/01/2022	1,972,232
1,565,000	4.75%, 05/15/2021	1,634,583
1,100,000	6.25%, 04/01/2020	1,201,387
	South Carolina Electric & Gas Co.
215,000	4.35%, 02/01/2042	206,495
630,000	6.05%, 01/15/2038	737,465
2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,393,824
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,462,323
2,050,000	2.95%, 07/01/2023	1,995,472
1,795,000	State Grid Overseas Investment Ltd. 2.75%, 05/07/2019(1)	1,816,502

		38,071,829

	Electronics - 0.1%
2,475,000	Keysight Technologies, Inc. 4.60%, 04/06/2027(6)	2,492,949

	Engineering & Construction - 0.1%
1,235,000	SBA Tower Trust 2.88%, 07/15/2021(1)	1,227,726

	Food - 0.3%
	Kraft Heinz Foods Co.
555,000	2.25%, 06/05/2017	555,923
530,000	3.00%, 06/01/2026	498,064
2,030,000	3.50%, 07/15/2022	2,074,175
965,000	4.38%, 06/01/2046	905,559
	Kroger Co.
620,000	3.30%, 01/15/2021	634,961
1,065,000	4.00%, 02/01/2024	1,105,883
950,000	4.45%, 02/01/2047	931,666
880,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	860,200

		7,566,431

	Gas - 0.4%
5,875,000	Atmos Energy Corp. 6.35%, 06/15/2017	5,932,252
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,787,473

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,746,000	NiSource Finance Corp. 6.40%, 03/15/2018	$2,864,078

		10,583,803

	Healthcare-Products - 0.1%
	Medtronic, Inc.
545,000	2.50%, 03/15/2020	552,855
775,000	3.15%, 03/15/2022	797,627
1,230,000	3.50%, 03/15/2025	1,258,593
310,000	3.63%, 03/15/2024	321,625
192,000	4.38%, 03/15/2035	201,276

		3,131,976

	Healthcare-Services - 0.3%
1,655,000	Aetna, Inc. 2.80%, 06/15/2023	1,641,475
	Anthem, Inc.
421,000	3.30%, 01/15/2023	424,617
675,000	4.65%, 08/15/2044	685,182
	Dignity Health
180,000	2.64%, 11/01/2019	180,599
380,000	3.81%, 11/01/2024	381,511
521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	538,655
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	951,862
1,440,000	3.75%, 07/15/2025	1,503,815

		6,307,716

	Household Products - 0.3%
5,332,352	Procter & Gamble Co. 9.36%, 01/01/2021	6,145,669

	Insurance - 0.4%
1,445,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,445,358
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	496,778
840,000	3.35%, 05/15/2024	857,688
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	212,623
550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(1)	577,618
	MetLife, Inc.
305,000	1.90%, 12/15/2017	306,152
2,205,000	3.60%, 04/10/2024	2,279,615
795,000	4.88%, 11/13/2043	866,775
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,275,544

		9,318,151

	Internet - 0.2%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	200,946
1,045,000	3.60%, 11/28/2024	1,052,493
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,244,971
1,020,000	4.80%, 12/05/2034	1,129,459
480,000	4.95%, 12/05/2044	542,235

		4,170,104

	IT Services - 0.1%
	Apple, Inc.
80,000	2.45%, 08/04/2026	75,676
546,000	3.25%, 02/23/2026	551,565
1,360,000	3.45%, 05/06/2024	1,405,615

		2,032,856

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Lodging - 0.2%
	Marriott International, Inc.
$2,310,000	2.30%, 01/15/2022	$2,258,011
1,900,000	2.88%, 03/01/2021	1,921,003

		4,179,014

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,512,190

	Media - 0.8%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	402,504
1,275,000	4.50%, 02/15/2021	1,360,088
645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	742,612
2,050,000	Comcast Corp. 4.40%, 08/15/2035	2,124,866
2,320,000	Cox Communications, Inc. 4.80%, 02/01/2035(1)	2,184,447
	Grupo Televisa S.A.B.
420,000	5.00%, 05/13/2045	382,980
700,000	6.13%, 01/31/2046	736,655
	Sky plc
1,265,000	2.63%, 09/16/2019(1)	1,272,420
2,386,000	3.75%, 09/16/2024(1)	2,410,025
	Time Warner Cable LLC
4,120,000	5.85%, 05/01/2017	4,132,652
395,000	6.55%, 05/01/2037	452,944
250,000	7.30%, 07/01/2038	309,792
480,000	8.25%, 04/01/2019	535,134
40,000	8.75%, 02/14/2019	44,713
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	162,441
835,000	Viacom, Inc. 3.88%, 12/15/2021	866,080

		18,120,353

	Miscellaneous Manufacturing - 0.1%
2,375,000	Pentair Finance S.A. 2.90%, 09/15/2018	2,398,997

	Oil & Gas - 1.5%
1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,781,139
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	1,270,190
	BP Capital Markets plc
655,000	3.25%, 05/06/2022	669,073
140,000	3.99%, 09/26/2023	146,999
2,850,000	4.75%, 03/10/2019	3,003,769
	ConocoPhillips Co.
565,000	2.88%, 11/15/2021	569,803
795,000	3.35%, 05/15/2025	797,957
395,000	4.30%, 11/15/2044	393,236
130,000	4.95%, 03/15/2026	144,290
230,000	5.75%, 02/01/2019	246,179
115,000	6.00%, 01/15/2020	126,991
2,695,000	Devon Energy Corp. 3.25%, 05/15/2022	2,669,759
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	913,531
1,231,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,291,632
	Petroleos Mexicanos
40,000	5.38%, 03/13/2022(1)	41,900
2,900,000	5.50%, 01/21/2021	3,069,650

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,425,000	6.75%, 09/21/2047	$2,459,920
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	4,006,852
	Shell International Finance B.V.
691,000	3.25%, 05/11/2025	697,707
500,000	4.38%, 03/25/2020	532,775
3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(1)	3,932,230
	Statoil ASA
340,000	2.25%, 11/08/2019	341,943
160,000	2.45%, 01/17/2023	157,325
495,000	2.75%, 11/10/2021	499,491
1,850,000	2.90%, 11/08/2020	1,893,693
210,000	3.25%, 11/10/2024	211,887
45,000	3.70%, 03/01/2024	46,824
925,000	Suncor Energy, Inc. 6.10%, 06/01/2018	973,607
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,363,519

		34,253,871

	Oil & Gas Services - 0.1%
940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	961,173
1,625,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	1,694,976

		2,656,149

	Pharmaceuticals - 1.2%
270,000	AbbVie, Inc. 3.20%, 11/06/2022	273,038
	Actavis Funding SCS
1,195,000	3.00%, 03/12/2020	1,215,396
1,170,000	3.45%, 03/15/2022	1,194,661
1,000,000	4.55%, 03/15/2035	1,002,718
600,000	4.85%, 06/15/2044	608,193
	Bayer US Finance LLC
260,000	2.38%, 10/08/2019(1)	261,785
1,215,000	3.00%, 10/08/2021(1)	1,229,411
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	996,324
880,000	3.50%, 11/15/2024	894,276
1,035,000	4.50%, 11/15/2044	1,025,176
	EMD Finance LLC
2,015,000	2.95%, 03/19/2022(1)	2,020,636
3,000,000	3.25%, 03/19/2025(1)	2,964,627
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,525,913
	Forest Laboratories LLC
305,000	4.88%, 02/15/2021(1)	328,160
800,000	5.00%, 12/15/2021(1)	866,905
	McKesson Corp.
100,000	2.85%, 03/15/2023	98,648
650,000	3.80%, 03/15/2024	674,628
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,934,889
1,640,000	2.80%, 05/18/2023	1,646,699
1,925,000	Mylan N.V. 3.00%, 12/15/2018	1,947,342
755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	767,163
	Teva Pharmaceutical Finance Netherlands III B.V.
5,215,000	2.80%, 07/21/2023	4,953,254
675,000	4.10%, 10/01/2046	581,442

		29,011,284

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Pipelines - 0.7%
$990,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	$994,723
	Energy Transfer Partners L.P.
1,165,000	3.60%, 02/01/2023	1,157,956
800,000	5.15%, 03/15/2045	757,229
872,000	7.60%, 02/01/2024	994,792
1,500,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	1,740,417
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,361,494
375,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	384,795
	Sunoco Logistics Partners Operations L.P.
610,000	3.45%, 01/15/2023	601,455
1,724,000	4.40%, 04/01/2021	1,814,246
1,036,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	1,148,597
1,470,000	Transcanada Trust 5.30%, 03/15/2077(4)	1,452,544
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,536,530

		15,944,778

	Real Estate - 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance plc
480,000	1.75%, 09/15/2017(1)	480,118
730,000	2.70%, 09/17/2019(1)	736,771
1,400,000	3.25%, 10/05/2020(1)	1,426,939

		2,643,828

	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
975,000	3.45%, 09/15/2021	992,586
1,110,000	5.00%, 02/15/2024	1,198,731
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	787,905
940,000	Crown Castle International Corp. 3.70%, 06/15/2026	922,465
2,960,000	HCP, Inc. 4.00%, 06/01/2025	2,968,786
1,735,000	Scentre Group 2.38%, 11/05/2019(1)	1,740,479

		8,610,952

	Retail - 0.4%
	AutoZone, Inc.
900,000	3.13%, 07/15/2023	894,546
1,908,000	3.70%, 04/15/2022	1,978,609
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,205,395
685,000	4.88%, 07/20/2035	737,517
1,185,000	5.13%, 07/20/2045	1,307,407
325,000	Home Depot, Inc. 4.40%, 03/15/2045	344,626
850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	906,901
1,435,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	1,489,632

		9,864,633

	Savings & Loans - 0.1%
1,610,000	Nationwide Building Society 2.35%, 01/21/2020(1)	1,613,597

	Semiconductors - 0.1%
2,910,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(1)	2,931,447

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Software - 0.1%
	Microsoft Corp.
$1,605,000	2.40%, 08/08/2026	$1,518,603
1,230,000	3.70%, 08/08/2046	1,154,613

		2,673,216

	Telecommunications - 0.9%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	639,792
390,000	6.13%, 03/30/2040	454,998
	AT&T, Inc.
355,000	3.95%, 01/15/2025	357,995
2,185,000	4.45%, 04/01/2024	2,289,910
1,165,000	4.50%, 03/09/2048	1,035,965
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(1)	705,834
	Orange S.A.
3,200,000	4.13%, 09/14/2021	3,374,512
576,000	9.00%, 03/01/2031	848,077
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022(1)	2,290,844
425,000	3.45%, 03/15/2021	436,523
4,795,000	4.50%, 09/15/2020	5,103,716
1,911,000	4.52%, 09/15/2048	1,731,307
715,000	4.75%, 11/01/2041	685,239
283,000	4.81%, 03/15/2039(1)	275,636

		20,230,348

	Transportation - 0.2%
	FedEx Corp.
845,000	4.90%, 01/15/2034	905,531
1,435,000	5.10%, 01/15/2044	1,544,377
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,685,000	3.20%, 07/15/2020(1)	1,714,771
1,100,000	3.38%, 02/01/2022(1)	1,116,161

		5,280,840

	Total Corporate Bonds (cost $438,648,793)	$449,755,524

Foreign Government Obligations - 0.3%
	Mexico - 0.2%
	Mexico Government International Bond
$1,674,000	3.50%, 01/21/2021	$1,735,938
1,566,000	4.15%, 03/28/2027	1,592,622
150,000	4.75%, 03/08/2044	145,875

		3,474,435

	Oman - 0.0%
885,000	Oman Government International Bond 6.50%, 03/08/2047(1)	933,675

	Saudi Arabia - 0.0%
935,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	918,638

	South Korea - 0.1%
2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019	2,285,204

	Total Foreign Government Obligations (cost $7,457,839)	$7,611,952

Municipal Bonds - 1.4%
	General - 0.3%
$1,985,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$2,473,508
	Commonwealth Financing Auth, PA
980,000	4.01%, 06/01/2033	970,572
805,000	4.14%, 06/01/2038	780,617

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,345,000	Kansas, Development FA 4.93%, 04/15/2045	$1,444,664
2,400,000	New Jersey State, Economic DA 3.80%, 06/15/2018	2,430,408
410,000	New York City, Transitional FA Building Aid Rev 6.83%, 07/15/2040	534,005

		8,633,774

	General Obligation - 0.5%
	California State, GO Taxable
1,100,000	7.35%, 11/01/2039	1,552,012
1,235,000	7.55%, 04/01/2039	1,811,239
685,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	824,685
	Illinois State, GO
4,640,000	5.10%, 06/01/2033	4,233,629
590,000	5.20%, 03/01/2018	604,384
1,785,000	Los Angeles, CA, Unified School District GO 5.75%, 07/01/2034	2,208,741

		11,234,690

	Higher Education - 0.1%
1,460,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	1,787,317

	Medical - 0.1%
1,935,000	University of California, Regents Med Center Pooled Rev 6.58%, 05/15/2049	2,541,236

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	501,209

	Transportation - 0.3%
1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	2,365,762
1,050,000	Maryland State Transportation Auth 5.89%, 07/01/2043	1,310,537
	New York and New Jersey PA, Taxable Rev
685,000	4.81%, 10/15/2065	749,609
570,000	6.04%, 12/01/2029	711,320
1,400,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	1,971,956

		7,109,184

	Utility - Electric - 0.1%
1,120,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,257,267

	Total Municipal Bonds (cost $29,867,457)	$33,064,677

U.S. Government Agencies - 0.5%
	FHLMC - 0.0%
$46,404	2.81%, 04/01/2029(4)	$47,720
37,499	4.00%, 03/01/2041	39,498

		87,218

	FNMA - 0.2%
97,975	4.50%, 11/01/2023	104,992
165,252	4.50%, 03/01/2038	177,509
96,098	4.50%, 11/01/2039	103,249
60,012	4.50%, 04/01/2040	64,974
155,481	4.50%, 08/01/2040	167,364
57,503	4.50%, 02/01/2041	61,894
678,500	4.50%, 04/01/2041	730,347
485,757	4.50%, 06/01/2041	523,005
695,565	4.50%, 07/01/2041	748,811
264,047	4.50%, 09/01/2041	284,269
125,225	4.50%, 07/01/2044	134,378
1,850,000	4.50%, 04/01/2047(6)(7)	1,983,547

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,418	5.00%, 02/01/2019	$2,485
27,960	5.00%, 04/01/2019	28,735

		5,115,559

	GNMA - 0.3%
125,761	5.00%, 07/15/2037	138,909
18,651	6.00%, 06/15/2024	21,110
6,246	6.00%, 07/15/2026	7,068
9,552	6.00%, 01/15/2028	10,809
2,550	6.00%, 03/15/2028	2,935
74,261	6.00%, 04/15/2028	84,146
101,898	6.00%, 05/15/2028	115,325
21,959	6.00%, 06/15/2028	24,852
57,012	6.00%, 07/15/2028	64,549
19,997	6.00%, 08/15/2028	22,633
88,409	6.00%, 09/15/2028	100,055
144,287	6.00%, 10/15/2028	163,322
236,143	6.00%, 11/15/2028	267,348
146,184	6.00%, 12/15/2028	165,533
4,143	6.00%, 12/15/2031	4,745
32,051	6.00%, 09/15/2032	37,971
10,866	6.00%, 11/15/2032	12,764
20,122	6.00%, 01/15/2033	22,789
2,111	6.00%, 04/15/2033	2,391
122,249	6.00%, 06/15/2033	140,872
45,136	6.00%, 10/15/2033	52,226
5,800	6.00%, 11/15/2033	6,626
109,000	6.00%, 10/15/2034	125,966
61,722	6.00%, 01/15/2035	69,894
7,897	6.00%, 05/15/2035	8,936
19,605	6.00%, 06/15/2035	22,577
1,095	6.50%, 03/15/2026	1,242
5,351	6.50%, 01/15/2028	6,069
83,172	6.50%, 03/15/2028	94,334
150,448	6.50%, 04/15/2028	170,633
40,682	6.50%, 05/15/2028	46,140
212,250	6.50%, 06/15/2028	240,727
10,652	6.50%, 10/15/2028	12,082
4,045	6.50%, 02/15/2035	4,623
26,499	7.00%, 11/15/2031	30,373
12,823	7.00%, 03/15/2032	14,733
1,482,594	7.00%, 11/15/2032	1,773,688
210,001	7.00%, 01/15/2033	247,947
229,441	7.00%, 05/15/2033	270,313
43,767	7.00%, 07/15/2033	50,931
274,385	7.00%, 11/15/2033	323,466
109,941	7.50%, 09/16/2035	128,463
203	8.00%, 09/15/2026	224
136	8.00%, 11/15/2026	151
12,226	8.00%, 12/15/2026	14,328
162	8.00%, 09/15/2027	170
8,411	8.00%, 07/15/2029	10,047
3,709	8.00%, 11/15/2029	3,722
20,377	8.00%, 12/15/2029	21,566
4,465	8.00%, 01/15/2030	4,613
6,572	8.00%, 02/15/2030	6,788
1,125	8.00%, 03/15/2030	1,146
57,920	8.00%, 04/15/2030	58,814
11,098	8.00%, 05/15/2030	11,481
47,971	8.00%, 06/15/2030	51,004
3,768	8.00%, 07/15/2030	4,150
75,643	8.00%, 08/15/2030	78,031
16,955	8.00%, 09/15/2030	17,506
9,615	8.00%, 11/15/2030	9,879
172,815	8.00%, 12/15/2030	193,969
271	8.00%, 02/15/2031	285

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$7,494	9.00%, 06/15/2022		$7,606

			5,607,595

	Total U.S. Government Agencies (cost $10,133,538)		$10,810,372

U.S. Government Securities - 10.1%
	U.S. Treasury Securities - 10.1%
	U.S. Treasury Bonds - 3.9%
$17,850,754	0.38%, 01/15/2027(8)		$17,773,246
19,450,000	2.50%, 02/15/2045(9)		17,476,895
5,110,000	2.50%, 05/15/2046		4,576,444
10,450,800	2.88%, 05/15/2043		10,175,244
8,995,000	3.13%, 08/15/2044		9,169,980
4,630,000	3.38%, 05/15/2044		4,940,895
21,300,000	4.38%, 02/15/2038		26,582,570
1,410,000	6.00%, 02/15/2026		1,822,590

			92,517,864

	U.S. Treasury Notes - 6.2%
15,685,000	1.25%, 03/31/2021		15,361,497
2,025,000	1.38%, 09/30/2020		2,004,750
5,570,000	1.38%, 01/31/2021		5,491,892
41,870,000	1.50%, 03/31/2023		40,425,820
31,110,000	1.63%, 07/31/2019		31,304,437
15,815,000	1.75%, 09/30/2019		15,956,465
11,810,000	2.25%, 11/15/2024		11,780,936
11,935,000	2.38%, 08/15/2024		12,030,575
7,650,000	2.75%, 11/15/2023		7,920,443
1,890,000	2.75%, 02/15/2024		1,955,708

			144,232,523

			236,750,387

	Total U.S. Government Securities (cost $233,009,496)		$236,750,387

	Total Long-Term Investments (cost $1,879,905,948)		2,310,680,910
Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
20,221,946	Morgan Stanley Institutional Liquidity Funds, Institutional Class		20,221,946

	Total Short-Term Investments (cost $20,221,946)		$20,221,946

	Total Investments (cost $1,900,127,894)^	100.0%	$2,330,902,856
	Other Assets and Liabilities	0.0%	395,364

	Total Net Assets	100.0%	$2,331,298,220

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Unrealized Appreciation	$	470,395,268
Unrealized Depreciation		(39,620,306)

Net Unrealized Appreciation	$	430,774,962

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $133,377,632, which represents 5.7% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
08/2011	11,702,200	Allstar Co.	$	5,090,681
11/2013	163,241	Tory Burch LLC		12,794,224

			$	17,884,905

At March 31, 2017, the aggregate value of these securities was $12,479,689, which represents 0.5% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of these securities was $12,479,689, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2017.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,472,801 at March 31, 2017.
(7)	Represents or includes a TBA transaction.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at March 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Ultra Bond Future	5	06/21/2017	$804,384	$803,125	$(1,259)

Short position contracts:
U.S. Treasury 10-Year Note Future	266	06/21/2017	$32,974,013	$33,133,625	$(159,612)

Total futures contracts					$(160,871)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$163,137,422	$163,137,422	$—	$—
Capital Goods	117,793,447	117,793,447	—	—
Commercial & Professional Services	15,977,056	15,977,056	—	—
Consumer Durables & Apparel	32,266,789	32,266,789	—	—
Consumer Services	32,759,121	32,759,121	—	—
Diversified Financials	49,580,450	49,580,450	—	—
Energy	98,203,594	98,203,594	—	—
Food, Beverage & Tobacco	93,224,198	65,674,743	27,549,455	—
Health Care Equipment & Services	57,417,534	57,417,534	—	—
Household & Personal Products	12,623,688	12,623,688	—	—
Insurance	56,823,877	56,823,877	—	—
Materials	41,656,616	41,656,616	—	—
Media	61,738,987	61,738,987	—	—
Pharmaceuticals, Biotechnology & Life Sciences	182,773,801	139,766,234	43,007,567	—
Real Estate	14,250,290	14,250,290	—	—
Retailing	63,549,283	51,069,594	—	12,479,689
Semiconductors & Semiconductor Equipment	96,905,063	96,905,063	—	—
Software & Services	135,430,059	135,430,059	—	—
Technology Hardware & Equipment	121,075,435	121,075,435	—	—
Transportation	21,575,904	21,575,904	—	—
Utilities	34,716,383	34,716,383	—	—
Asset & Commercial Mortgage Backed Securities	69,209,001	—	69,209,001	—
Corporate Bonds	449,755,524	—	449,755,524	—
Foreign Government Obligations	7,611,952	—	7,611,952	—
Municipal Bonds	33,064,677	—	33,064,677	—
U.S. Government Agencies	10,810,372	—	10,810,372	—
U.S. Government Securities	236,750,387	—	236,750,387	—
Short-Term Investments	20,221,946	20,221,946	—	—

Total	$2,330,902,856	$1,440,664,232	$877,758,935	$12,479,689

Liabilities
Futures Contracts(2)	$(160,871)	$(160,871)	$—	$—

Total	$(160,871)	$(160,871)	$—	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the three-month period ended March 31, 2017 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Automobiles & Components - 2.6%
500,840	Delphi Automotive plc	$	40,312,611
276,249	General Motors Co.		9,768,165
1,097,024	Goodyear Tire & Rubber Co.		39,492,864
259,160	Magna International, Inc.		11,184,113
708,400	Tata Motors Ltd. ADR		25,254,460
39,603	Tesla, Inc.*		11,021,515

			137,033,728

	Banks - 9.3%
8,150,806	Banco Santander S.A.		49,893,576
2,393,364	Bank of America Corp.		56,459,457
142,377	BB&T Corp.		6,364,252
2,384,285	CaixaBank S.A.		10,251,190
1,203,708	Citigroup, Inc.		72,005,812
69,479	Comerica, Inc.		4,764,870
1,411,126	FinecoBank Banca Fineco S.p.A.		9,596,294
3,877,600	ICICI Bank Ltd. ADR		33,347,360
2,258,596	Itau Unibanco Holding S.A. ADR		27,261,254
608,771	JP Morgan Chase & Co.		53,474,445
62,867	M&T Bank Corp.		9,727,411
715,856	PNC Financial Services Group, Inc.		86,074,525
235,390	Sumitomo Mitsui Financial Group, Inc.		8,567,902
248,804	U.S. Bancorp		12,813,406
736,677	UniCredit S.p.A.		11,356,099
626,587	Wells Fargo & Co.		34,875,832

			486,833,685

	Capital Goods - 3.5%
779,070	AerCap Holdings N.V.*		35,813,848
170,664	Airbus SE		13,015,128
105,000	AMETEK, Inc.		5,678,400
201,174	Cie de Saint-Gobain		10,321,596
285,605	Eaton Corp. plc		21,177,611
210,850	Fastenal Co.		10,858,775
28,911	General Dynamics Corp.		5,412,139
350,600	Harry’s, Inc.*(1)(2)(3)		5,066,170
31,514	Honeywell International, Inc.		3,935,153
1,822,000	Kawasaki Heavy Industries Ltd.		5,534,957
78,076	Lockheed Martin Corp.		20,893,138
83,986	Middleby Corp.*		11,459,890
47,721	Rockwell Automation, Inc.		7,430,637
781,530	Sanwa Holdings Corp.		7,335,676
148,011	Siemens AG		20,273,387

			184,206,505

	Commercial & Professional Services - 1.6%
21,632	Cintas Corp.		2,737,313
184,836	Clean Harbors, Inc.*		10,280,578
115,402	Equifax, Inc.		15,780,070
301,300	Herman Miller, Inc.		9,506,015
503,034	IHS Markit Ltd.*		21,102,276
146,884	Nielsen Holdings plc		6,067,778
610,600	Steelcase, Inc. Class A		10,227,550
187,922	TransUnion*		7,206,809

			82,908,389

	Consumer Durables & Apparel - 2.4%
39,057,860	Global Brands Group Holding Ltd.*		4,176,007
297,562	Kate Spade & Co.*		6,912,365
921,594	NIKE, Inc. Class B		51,360,434
983,000	Sony Corp.		33,174,718
384,703	Toll Brothers, Inc.*		13,891,625
195,536	Under Armour, Inc. Class C*		3,578,309

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

255,300	VF Corp.	$14,033,841

		127,127,299

	Consumer Services - 1.8%
428,101	Hilton Worldwide Holdings, Inc.	25,026,784
195,274	Las Vegas Sands Corp.	11,144,287
76,483	Marriott International, Inc. Class A	7,203,169
74,071	Marriott Vacations Worldwide Corp.	7,401,915
192,218	McDonald’s Corp.	24,913,375
71,024	Panera Bread Co. Class A*	18,599,055

		94,288,585

	Diversified Financials - 3.8%
425,808	American Express Co.	33,685,671
55,284	BlackRock, Inc.	21,201,967
992,669	Blackstone Group L.P.	29,482,269
313,770	Capital One Financial Corp.	27,191,308
489,413	Deutsche Bank AG*	8,413,498
54,000	Goldman Sachs Group, Inc.	12,404,880
171,458	Intercontinental Exchange, Inc.	10,265,191
113,048	Macquarie Group Ltd.	7,788,628
254,060	OneMain Holdings, Inc.*	6,313,391
129,308	Raymond James Financial, Inc.	9,861,028
750,000	Saban Capital Acquisition Corp. UNIT*	7,923,750
184,285	Synchrony Financial	6,320,976
427,489	TD Ameritrade Holding Corp.	16,612,223

		197,464,780

	Energy - 3.4%
249,521	Anadarko Petroleum Corp.	15,470,302
126,876	Baker Hughes, Inc.	7,589,722
495,850	Cabot Oil & Gas Corp.	11,855,773
259,309	Canadian Natural Resources Ltd.	8,502,742
49,942	Centennial Resource Development, Inc. PIPE Class A*(1)(2)	850,569
266,243	Continental Resources, Inc.*	12,092,757
40,093	Diamondback Energy, Inc.*	4,158,245
77,678	EOG Resources, Inc.	7,577,489
326,044	Halliburton Co.	16,044,625
87,219	Helmerich & Payne, Inc.	5,806,169
99,094	Hess Corp.	4,777,322
382,686	HollyFrontier Corp.	10,845,321
752,232	Kinder Morgan, Inc.	16,353,524
406,736	Marathon Oil Corp.	6,426,429
145,327	Newfield Exploration Co.*	5,364,020
326,159	Petroleo Brasileiro S.A. ADR*	3,160,481
156,664	Pioneer Natural Resources Co.	29,175,537
418,167	WPX Energy, Inc.*	5,599,256
343,735	YPF S.A. ADR	8,345,886

		179,996,169

	Food & Staples Retailing - 0.9%
245,992	Costco Wholesale Corp.	41,250,398
158,945	Seven & I Holdings Co., Ltd.	6,243,936

		47,494,334

	Food, Beverage & Tobacco - 2.4%
282,568	British American Tobacco plc	18,747,262
564,685	Coca-Cola Co.	23,965,231
353,463	Hostess Brands, Inc.*	5,609,458
48,686	JM Smucker Co.	6,381,761
310,875	Molson Coors Brewing Co. Class B	29,753,846
660,203	Monster Beverage Corp.*	30,481,573
145,390	Post Holdings, Inc.*	12,724,533

		127,663,664

	Health Care Equipment & Services - 5.3%
35,850	ABIOMED, Inc.*	4,488,420
244,300	Acadia Healthcare Co., Inc.*	10,651,480

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

69,018	Align Technology, Inc.*	$7,917,055
542,299	Boston Scientific Corp.*	13,486,976
319,746	Cardinal Health, Inc.	26,075,286
88,346	DexCom, Inc.*	7,485,556
127,410	Edwards Lifesciences Corp.*	11,985,459
219,323	Envision Healthcare Corp.*	13,448,886
461,670	HCA Holdings, Inc.*	41,084,013
212,103	Hologic, Inc.*	9,024,983
142,130	Insulet Corp.*	6,124,382
46,441	Laboratory Corp. of America Holdings*	6,662,890
273,465	McKesson Corp.	40,543,921
455,319	Medtronic plc	36,680,499
65,578	Quest Diagnostics, Inc.	6,439,104
116,300	STERIS plc	8,078,198
122,406	UnitedHealth Group, Inc.	20,075,808
173,231	Veeva Systems, Inc. Class A*	8,883,286

		279,136,202

	Household & Personal Products - 1.3%
112,246	Beiersdorf AG	10,621,731
411,294	Colgate-Palmolive Co.	30,102,608
880,600	Coty, Inc. Class A	15,965,278
144,580	Estee Lauder Cos., Inc. Class A	12,258,938

		68,948,555

	Insurance - 6.4%
125,770	Aflac, Inc.	9,108,263
119,244	Allstate Corp.	9,717,194
296,886	American International Group, Inc.	18,534,593
78,331	Aon plc	9,297,106
420,199	Arthur J Gallagher & Co.	23,758,051
419,015	Assicurazioni Generali S.p.A.	6,648,148
479,448	AXA S.A.	12,386,908
61,301	Axis Capital Holdings Ltd.	4,109,006
632,145	Chubb Ltd.	86,129,756
22,841	Everest Re Group Ltd.	5,340,454
131,369	Loews Corp.	6,144,128
368,528	Marsh & McLennan Cos., Inc.	27,230,534
696,208	MetLife, Inc.	36,773,707
155,312	Principal Financial Group, Inc.	9,801,740
145,723	Prudential Financial, Inc.	15,545,730
37,548	Reinsurance Group of America, Inc.	4,767,845
29,838	RenaissanceRe Holdings Ltd.	4,316,067
421,400	Sony Financial Holdings, Inc.	6,767,511
64,588	Torchmark Corp.	4,975,859
81,514	Travelers Cos., Inc.	9,825,698
205,334	Unum Group	9,628,111
325,508	XL Group Ltd.	12,974,749

		333,781,158

	Materials - 3.2%
253,894	Celanese Corp. Series A	22,812,376
328,509	Dow Chemical Co.	20,873,462
396,693	Freeport-McMoRan, Inc.*	5,299,818
8,864,753	Glencore plc*	34,781,317
221,305	International Paper Co.	11,237,868
1,462,500	Ivanhoe Mines Ltd. Class A*	5,102,831
238,108	LafargeHolcim Ltd.*	14,048,231
29,593	Packaging Corp. of America	2,711,311
396,169	Platform Specialty Products Corp.*	5,158,120
109,000	PPG Industries, Inc.	11,453,720
127,058	Praxair, Inc.	15,069,079
212,322	Reliance Steel & Aluminum Co.	16,990,006

		165,538,139

	Media - 1.7%
191,598	John Wiley & Sons, Inc. Class A	10,307,973

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

735,476	SES S.A.	$17,099,053
599,789	Twenty-First Century Fox, Inc. Class A	19,427,166
518,015	Viacom, Inc. Class B	24,149,859
118,546	Walt Disney Co.	13,441,931
29,800	Weinstein Co. LLC*(1)(2)(3)	—
343,907	WPP plc	7,538,123

		91,964,105

	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
192,100	Alder Biopharmaceuticals, Inc.*	3,995,680
291,422	Alkermes plc*	17,048,187
185,493	Allergan plc*	44,317,988
913,200	AstraZeneca plc ADR	28,437,048
31,751	Biogen, Inc.*	8,681,359
2,504,222	Bristol-Myers Squibb Co.	136,179,592
249,621	Celgene Corp.*	31,060,341
90,360	Eisai Co., Ltd.	4,692,591
107,733	Incyte Corp.*	14,400,670
250,700	Ionis Pharmaceuticals, Inc.*	10,078,140
255,799	Merck & Co., Inc.	16,253,469
33,952	Mettler-Toledo International, Inc.*	16,259,952
565,260	Mylan N.V.*	22,039,487
179,756	Novartis AG	13,348,233
416,612	Pfizer, Inc.	14,252,297
121,530	Regeneron Pharmaceuticals, Inc.*	47,094,090
122,959	TESARO, Inc.*	18,919,701
249,841	Teva Pharmaceutical Industries Ltd. ADR	8,017,398
156,900	Thermo Fisher Scientific, Inc.	24,099,840
106,417	Vertex Pharmaceuticals, Inc.*	11,636,699

		490,812,762

	Real Estate - 2.3%
185,947	American Tower Corp. REIT	22,599,998
518,051	Columbia Property Trust, Inc. REIT	11,526,635
806,926	Host Hotels & Resorts, Inc. REIT	15,057,239
143,977	Public Storage REIT	31,518,005
63,800	Simon Property Group, Inc. REIT	10,975,514
721,604	STORE Capital Corp. REIT	17,231,904
274,951	Vonovia SE	9,687,033

		118,596,328

	Retailing - 5.2%
8,451,700	Allstar Co.*(1)(2)(3)	4,056,816
33,789	Amazon.com, Inc.*	29,955,300
248,313	CarMax, Inc.*	14,705,096
208,048	Expedia, Inc.	26,249,416
17,385	Honest Co.*(1)(2)(3)	608,997
299,363	L Brands, Inc.	14,099,997
523,142	Lowe’s Cos., Inc.	43,007,504
465,561	Netflix, Inc.*	68,814,571
17,591	Priceline Group, Inc.*	31,311,452
301,319	TJX Cos., Inc.	23,828,307
280,504	Tory Burch LLC*(1)(2)(3)	11,792,368
25,331	Ulta Salon Cosmetics & Fragrance, Inc.*	7,225,161

		275,654,985

	Semiconductors & Semiconductor Equipment - 4.4%
528,912	Advanced Micro Devices, Inc.*	7,695,670
277,780	Analog Devices, Inc.	22,764,071
192,232	Broadcom Ltd.	42,091,119
98,948	Cavium, Inc.*	7,090,614
302,583	Intel Corp.	10,914,169
184,795	Microchip Technology, Inc.	13,634,175
377,643	Micron Technology, Inc.*	10,913,883
299,833	NVIDIA Corp.	32,660,809
322,707	QUALCOMM, Inc.	18,504,019
170,118	Silicon Motion Technology Corp. ADR	7,953,016

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

198,479	Skyworks Solutions, Inc.	$19,446,972
2,686,190	Taiwan Semiconductor Manufacturing Co., Ltd.	16,844,111
617,100	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,265,564

		230,778,192

	Software & Services - 15.7%
255,038	Accenture plc Class A	30,573,955
327,726	Activision Blizzard, Inc.	16,340,418
273,852	Adobe Systems, Inc.*	35,636,361
230,977	Akamai Technologies, Inc.*	13,789,327
528,778	Alibaba Group Holding Ltd. ADR*	57,018,132
44,737	Alliance Data Systems Corp.	11,139,513
5,939	Alphabet, Inc. Class A*	5,035,084
64,234	Alphabet, Inc. Class C*	53,285,957
117,700	Amdocs Ltd.	7,178,523
278,042	Autodesk, Inc.*	24,042,292
219,676	Automatic Data Processing, Inc.	22,492,626
1,089,362	Cadence Design Systems, Inc.*	34,205,967
117,156	Capgemini S.A.	10,814,158
32,555	CoStar Group, Inc.*	6,746,047
184,967	Dropbox, Inc. Class B*(1)(2)(3)	1,910,709
679,400	eBay, Inc.*	22,807,458
161,529	Envestnet, Inc.*	5,217,387
561,748	Facebook, Inc. Class A*	79,796,303
92,295	FleetCor Technologies, Inc.*	13,976,232
996,740	Genpact Ltd.	24,679,282
748,667	Global Payments, Inc.	60,402,454
193,480	GoDaddy, Inc. Class A*	7,332,892
75,702	IBM Corp.	13,182,746
2,421,528	Just Eat plc*	17,151,078
623,189	Microsoft Corp.	41,043,228
4,400	NetEase, Inc. ADR	1,249,600
331,177	Oracle Corp.	14,773,806
159,018	PayPal Holdings, Inc.*	6,840,954
282,203	Salesforce.com, Inc.*	23,278,926
523,539	ServiceNow, Inc.*	45,793,956
3,800	Trade Desk, Inc. Class A*	141,550
37,790	Ultimate Software Group, Inc.*	7,376,986
211,846	VeriSign, Inc.*	18,453,905
297,743	Visa, Inc. Class A	26,460,420
451,729	Workday, Inc. Class A*	37,619,991
427,645	Zillow Group, Inc. Class A*	14,458,677
333,040	Zillow Group, Inc. Class C*	11,213,457

		823,460,357

	Technology Hardware & Equipment - 3.7%
134,225	Acacia Communications, Inc.*	7,868,269
199,169	Apple, Inc.	28,612,618
107,842	Arista Networks, Inc.*	14,264,261
945,617	Cisco Systems, Inc.	31,961,855
1,916,500	Flex Ltd.*	32,197,200
20,945	Samsung Electronics Co., Ltd.	38,547,485
734,698	Trimble, Inc.*	23,517,683
228,673	Western Digital Corp.	18,872,383

		195,841,754

	Telecommunication Services - 1.1%
313,697	AT&T, Inc.	13,034,110
180,900	Nippon Telegraph & Telephone Corp.	7,734,075
114,200	SoftBank Group Corp.	8,098,508
555,676	Verizon Communications, Inc.	27,089,205

		55,955,898

	Transportation - 3.7%
182,593	Alaska Air Group, Inc.	16,838,726
373,253	Canadian National Railway Co.	27,550,863
393,727	CSX Corp.	18,327,992

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

136,668	FedEx Corp.	$26,670,760
198,399	Genesee & Wyoming, Inc. Class A*	13,463,356
178,267	J.B. Hunt Transport Services, Inc.	16,354,215
170,835	Knight Transportation, Inc.	5,355,677
168,961	Southwest Airlines Co.	9,083,343
266,854	Union Pacific Corp.	28,265,176
294,373	United Parcel Service, Inc. Class B	31,586,223

		193,496,331

	Utilities - 2.5%
146,391	American Electric Power Co., Inc.	9,827,228
156,910	Duke Energy Corp.	12,868,189
82,089	Entergy Corp.	6,235,480
451,602	Exelon Corp.	16,248,640
1,094,049	Iberdrola S.A.	7,816,858
355,503	OGE Energy Corp.	12,435,495
428,672	PG&E Corp.	28,446,674
234,058	PPL Corp.	8,751,429
176,448	Public Service Enterprise Group, Inc.	7,825,469
95,348	Sempra Energy	10,535,954
233,716	Southern Co.	11,634,382

		132,625,798

	Total Common Stocks (cost $4,574,696,439)	$5,121,607,702

Preferred Stocks - 1.2%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc. *(1)(2)(3)	$133,034

	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E *(1)(2)(3)	1,744,995
161,097	DraftKings, Inc. Series D *(1)(2)(3)	434,962
139,659	DraftKings, Inc. Series D-1 *(1)(2)(3)	453,892

		2,633,849

	Diversified Financials - 0.1%
284,119	Social Finance, Inc. *(1)(2)(3)	4,482,346

	Software & Services - 1.0%
56,702	Cloudera, Inc. *(1)(2)(3)	1,182,237
29,504	Magic Leap, Inc. Series C *(1)(2)(3)	679,565
50,200	Nanigans, Inc. *(1)(2)(3)	307,224
793,410	Pinterest, Inc. Series G *(1)(2)(3)	5,093,692
20,891	Sharecare *(1)(2)(3)	6,267,300
815,160	Uber Technologies, Inc. *(1)(2)(3)	39,757,169
293,655	Zuora, Inc. Series F *(1)(2)(3)	1,242,161

		54,529,348

	Total Preferred Stocks (cost $36,670,329)	$61,778,577

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C *(1)(2)(3)	$1,421,027

	Total Convertible Preferred Stocks (cost $1,097,606)	$1,421,027

Rights - 0.0%
	Diversified Financials - 0.0%
489,413	Deutsche Bank AG*	$1,169,517

	Total Rights (cost $—)	$1,169,517

	Total Long-Term Investments (cost $4,612,464,374)	5,185,976,823
Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
77,847,313	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	77,847,313

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Total Short-Term Investments (cost $77,847,313)		$77,847,313

Total Investments (cost $4,690,311,687)^	100.2%	$5,263,824,136
Other Assets and Liabilities	(0.2)%	(12,943,562)

Total Net Assets	100.0%	$5,250,880,574

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	674,925,204
Unrealized Depreciation		(101,412,755)

Net Unrealized Appreciation	$	573,512,449

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of these securities was $87,485,233, which represents 1.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
06/2015	16,619	Airbnb, Inc. Series E Preferred	$	1,547,136
08/2011	8,451,700	Allstar Co.		3,676,649
12/2016	49,942	Centennial Resource Development, Inc. PIPE Class A		726,157
02/2014	56,702	Cloudera, Inc. Preferred		825,581
07/2015	161,097	DraftKings, Inc. Series D Preferred		867,652
08/2015	139,659	DraftKings, Inc. Series D-1 Preferred		1,070,544
05/2012	184,967	Dropbox, Inc. Class B		1,674,266
06/2015	350,600	Harry’s, Inc.		4,713,607
08/2014	17,385	Honest Co.		470,391
08/2014	40,566	Honest Co. Series C Convertible Preferred		1,097,606
12/2015	29,504	Magic Leap, Inc. Series C Preferred		679,566
03/2015	50,200	Nanigans, Inc. Preferred		548,109
01/2014	127,917	One Kings Lane, Inc. Preferred		1,972,097
03/2015	793,410	Pinterest, Inc. Series G Preferred		5,695,963
03/2015	20,891	Sharecare Preferred		5,220,034
09/2015	284,119	Social Finance, Inc. Preferred		4,482,346
11/2013	280,504	Tory Burch LLC		21,984,886
06/2014	815,160	Uber Technologies, Inc. Preferred		12,645,618
10/2005	29,800	Weinstein Co. LLC		27,950,957
01/2015	293,655	Zuora, Inc. Series F Preferred		1,115,683

			$	98,964,848

At March 31, 2017, the aggregate value of these securities was $87,485,233, which represents 1.7% of total net assets.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $86,634,664, which represents 1.6% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	06/21/17	CBK	$31,837,777	$32,128,435	$ (290,658)
EUR	Sell	07/14/17	GSC	56,603,062	56,516,542	86,520
JPY	Sell	06/21/17	BNP	42,081,447	43,045,698	(964,251)

Total						$ (1,168,389)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$137,033,728	$137,033,728	$—	$—
Banks	486,833,685	397,168,624	89,665,061	—
Capital Goods	184,206,505	122,659,591	56,480,744	5,066,170
Commercial & Professional Services	82,908,389	82,908,389	—	—
Consumer Durables & Apparel	127,127,299	89,776,574	37,350,725	—
Consumer Services	94,288,585	94,288,585	—	—
Diversified Financials	197,464,780	181,262,654	16,202,126	—
Energy	179,996,169	179,145,600	—	850,569
Food & Staples Retailing	47,494,334	41,250,398	6,243,936	—
Food, Beverage & Tobacco	127,663,664	108,916,402	18,747,262	—
Health Care Equipment & Services	279,136,202	279,136,202	—	—
Household & Personal Products	68,948,555	58,326,824	10,621,731	—
Insurance	333,781,158	307,978,591	25,802,567	—
Materials	165,538,139	116,708,591	48,829,548	—
Media	91,964,105	67,326,929	24,637,176	—
Pharmaceuticals, Biotechnology & Life Sciences	490,812,762	472,771,938	18,040,824	—
Real Estate	118,596,328	108,909,295	9,687,033	—
Retailing	275,654,985	259,196,804	—	16,458,181
Semiconductors & Semiconductor Equipment	230,778,192	213,934,081	16,844,111	—
Software & Services	823,460,357	793,584,412	27,965,236	1,910,709
Technology Hardware & Equipment	195,841,754	157,294,269	38,547,485	—
Telecommunication Services	55,955,898	40,123,315	15,832,583	—
Transportation	193,496,331	193,496,331	—	—
Utilities	132,625,798	124,808,940	7,816,858	—
Preferred Stocks	61,778,577	—	—	61,778,577
Convertible Preferred Stocks	1,421,027	—	—	1,421,027
Rights	1,169,517	1,169,517	—	—
Short-Term Investments	77,847,313	77,847,313	—	—
Foreign Currency Contracts(2)	86,520	—	86,520	—

Total	$5,263,910,656	$4,707,023,897	$469,401,526	$87,485,233

Liabilities
Foreign Currency Contracts(2)	$(1,254,909)	$—	$(1,254,909)	$—

Total	$(1,254,909)	$—	$(1,254,909)	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2017:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total

Beginning balance	$30,005,658	$61,440,948	$1,400,338	$92,846,944
Purchases	-	-	-	-
Sales	-	(1,183,122)	-	(1,183,122)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	319,942	-	319,942
Net change in unrealized appreciation/depreciation	($5,720,029)	1,200,809	20,689	(4,498,531)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending balance	$24,285,629	$61,778,577	$1,421,027	$87,485,233

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2017 was $(4,300,188).

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.7%
	Banks - 9.1%
765,899	Bank of America Corp.	$18,067,557
240,295	JP Morgan Chase & Co.	21,107,513
26,371	M&T Bank Corp.	4,080,385
127,035	PNC Financial Services Group, Inc.	15,274,688
18,528	SVB Financial Group*	3,447,876

		61,978,019

	Capital Goods - 7.2%
185,904	AMETEK, Inc.	10,053,688
90,364	Fortune Brands Home & Security, Inc.	5,498,650
24,501	General Dynamics Corp.	4,586,587
100,198	Honeywell International, Inc.	12,511,724
61,377	Illinois Tool Works, Inc.	8,130,611
46,226	Snap-on, Inc.	7,796,940

		48,578,200

	Commercial & Professional Services - 2.3%
61,074	Equifax, Inc.	8,351,259
112,047	Republic Services, Inc.	7,037,672

		15,388,931

	Consumer Durables & Apparel - 2.7%
173,994	NIKE, Inc. Class B	9,696,686
162,456	VF Corp.	8,930,206

		18,626,892

	Consumer Services - 2.8%
212,490	Aramark	7,834,506
188,188	Starbucks Corp.	10,988,298

		18,822,804

	Diversified Financials - 2.0%
89,415	Capital One Financial Corp.	7,748,704
160,342	Synchrony Financial	5,499,730

		13,248,434

	Energy - 3.1%
78,677	Baker Hughes, Inc.	4,706,458
52,466	Concho Resources, Inc.*	6,733,486
95,350	EOG Resources, Inc.	9,301,393

		20,741,337

	Food & Staples Retailing - 3.3%
90,327	Costco Wholesale Corp.	15,146,934
254,087	Kroger Co.	7,493,026

		22,639,960

	Food, Beverage & Tobacco - 6.0%
188,025	Altria Group, Inc.	13,428,746
82,041	Molson Coors Brewing Co. Class B	7,852,144
275,842	Mondelez International, Inc. Class A	11,883,273
155,081	Monster Beverage Corp.*	7,160,090

		40,324,253

	Health Care Equipment & Services - 7.3%
41,000	Aetna, Inc.	5,229,550
73,240	Danaher Corp.	6,264,217
123,474	HCA Holdings, Inc.*	10,987,951
133,514	Hologic, Inc.*	5,681,021
125,948	Medtronic plc	10,146,371
69,172	UnitedHealth Group, Inc.	11,344,900

		49,654,010

	Household & Personal Products - 3.4%
167,414	Colgate-Palmolive Co.	12,253,031

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

128,145	Estee Lauder Cos., Inc. Class A	$10,865,414

		23,118,445

	Insurance - 4.3%
89,818	Allstate Corp.	7,319,269
101,649	Chubb Ltd.	13,849,676
207,539	XL Group Ltd.	8,272,505

		29,441,450

	Materials - 3.7%
154,390	Crown Holdings, Inc.*	8,174,951
110,974	Dow Chemical Co.	7,051,288
77,818	Ecolab, Inc.	9,753,708

		24,979,947

	Media - 2.4%
424,881	Comcast Corp. Class A	15,971,277

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
42,156	Allergan plc*	10,071,911
174,984	Bristol-Myers Squibb Co.	9,515,630
113,014	Eli Lilly & Co.	9,505,608
166,765	Merck & Co., Inc.	10,596,248
48,840	Thermo Fisher Scientific, Inc.	7,501,824

		47,191,221

	Retailing - 4.7%
98,487	Dollar Tree, Inc.*	7,727,290
74,952	Lowe’s Cos., Inc.	6,161,804
4,233	Priceline Group, Inc.*	7,534,613
135,850	TJX Cos., Inc.	10,743,018

		32,166,725

	Semiconductors & Semiconductor Equipment - 2.2%
87,264	Analog Devices, Inc.	7,151,285
35,056	Broadcom Ltd.	7,675,861

		14,827,146

	Software & Services - 12.5%
41,259	Accenture plc Class A	4,946,129
19,274	Alphabet, Inc. Class A*	16,340,497
4,607	Alphabet, Inc. Class C*	3,821,783
102,326	Automatic Data Processing, Inc.	10,477,159
181,967	eBay, Inc.*	6,108,632
59,522	Electronic Arts, Inc.*	5,328,410
136,795	GoDaddy, Inc. Class A*	5,184,531
110,671	Mastercard, Inc. Class A	12,447,167
172,769	Microsoft Corp.	11,378,566
115,922	PayPal Holdings, Inc.*	4,986,965
76,746	PTC, Inc.*	4,033,002

		85,052,841

	Technology Hardware & Equipment - 6.4%
170,611	Apple, Inc.	24,509,976
132,320	Keysight Technologies, Inc.*	4,782,045
79,905	Motorola Solutions, Inc.	6,889,409
27,481	SYNNEX Corp.	3,076,223
50,743	Western Digital Corp.	4,187,820

		43,445,473

	Transportation - 1.3%
45,809	FedEx Corp.	8,939,626

	Utilities - 5.0%
169,890	American Electric Power Co., Inc.	11,404,716
101,571	NextEra Energy, Inc.	13,038,669

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

109,841	Pinnacle West Capital Corp.		$9,158,542

			33,601,927

	Total Common Stocks (cost $525,986,023)		$668,738,918

	Total Long-Term Investments (cost $525,986,023)		668,738,918

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
2,829,635	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		2,829,635

	Total Short-Term Investments (cost $2,829,635)		$2,829,635

	Total Investments (cost $528,815,658)^	99.1%	$671,568,553
	Other Assets and Liabilities	0.9%	6,256,605

	Total Net Assets	100.0%	$677,825,158

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	147,881,744
Unrealized Depreciation		(5,128,849)

Net Unrealized Appreciation	$	142,752,895

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$61,978,019	$61,978,019	$—	$—
Capital Goods	48,578,200	48,578,200	—	—
Commercial & Professional Services	15,388,931	15,388,931	—	—
Consumer Durables & Apparel	18,626,892	18,626,892	—	—
Consumer Services	18,822,804	18,822,804	—	—
Diversified Financials	13,248,434	13,248,434	—	—
Energy	20,741,337	20,741,337	—	—
Food & Staples Retailing	22,639,960	22,639,960	—	—
Food, Beverage & Tobacco	40,324,253	40,324,253	—	—
Health Care Equipment & Services	49,654,010	49,654,010	—	—
Household & Personal Products	23,118,445	23,118,445	—	—
Insurance	29,441,450	29,441,450	—	—
Materials	24,979,947	24,979,947	—	—
Media	15,971,277	15,971,277	—	—
Pharmaceuticals, Biotechnology & Life Sciences	47,191,221	47,191,221	—	—
Retailing	32,166,725	32,166,725	—	—
Semiconductors & Semiconductor Equipment	14,827,146	14,827,146	—	—
Software & Services	85,052,841	85,052,841	—	—
Technology Hardware & Equipment	43,445,473	43,445,473	—	—
Transportation	8,939,626	8,939,626	—	—
Utilities	33,601,927	33,601,927	—	—
Short-Term Investments	2,829,635	2,829,635	—	—

Total	$671,568,553	$671,568,553	$—	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.4%
	Automobiles & Components - 1.1%
3,255,586	Ford Motor Co.	$37,895,021

	Banks - 11.5%
4,216,813	Bank of America Corp.	99,474,619
399,639	Bank of Nova Scotia	23,406,856
1,201,410	JP Morgan Chase & Co.	105,531,854
587,284	PNC Financial Services Group, Inc.	70,615,028
134,965	U.S. Bancorp	6,950,698
1,654,414	Wells Fargo & Co.	92,084,683

		398,063,738

	Capital Goods - 5.5%
366,900	ABB Ltd. ADR	8,585,460
165,850	Boeing Co.	29,332,231
293,250	Caterpillar, Inc.	27,201,870
512,731	Eaton Corp. plc	38,019,004
319,378	Honeywell International, Inc.	39,880,731
115,076	Lockheed Martin Corp.	30,794,337
72,761	WW Grainger, Inc.	16,935,850

		190,749,483

	Commercial & Professional Services - 0.6%
145,320	Equifax, Inc.	19,871,057

	Consumer Durables & Apparel - 0.2%
135,770	VF Corp.	7,463,277

	Consumer Services - 0.4%
248,858	Hilton Worldwide Holdings, Inc.	14,548,239

	Diversified Financials - 4.2%
77,482	BlackRock, Inc.	29,715,122
43,419	Capital One Financial Corp.	3,762,691
94,070	Goldman Sachs Group, Inc.	21,609,760
496,055	Intercontinental Exchange, Inc.	29,698,813
344,340	Northern Trust Corp.	29,812,957
920,631	Synchrony Financial	31,577,643

		146,176,986

	Energy - 9.1%
364,745	Anadarko Petroleum Corp.	22,614,190
820,746	Chevron Corp.	88,123,498
377,230	ConocoPhillips	18,812,460
650,493	Exxon Mobil Corp.	53,346,931
173,240	Halliburton Co.	8,525,140
875,890	Hess Corp.	42,226,657
133,273	Royal Dutch Shell plc Class B	3,663,596
1,262,075	Suncor Energy, Inc.	38,808,806
816,023	Total S.A. ADR	41,143,880

		317,265,158

	Food & Staples Retailing - 2.2%
156,100	Costco Wholesale Corp.	26,176,409
284,951	CVS Health Corp.	22,368,654
329,486	Walgreens Boots Alliance, Inc.	27,363,812

		75,908,875

	Food, Beverage & Tobacco - 3.7%
696,977	Mondelez International, Inc. Class A	30,025,769
496,310	PepsiCo, Inc.	55,517,237
373,642	Philip Morris International, Inc.	42,184,182

		127,727,188

	Health Care Equipment & Services - 4.2%
237,665	Abbott Laboratories	10,554,703
480,939	Cardinal Health, Inc.	39,220,575
90,690	McKesson Corp.	13,445,699

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

645,059	Medtronic plc	$51,965,953
198,172	UnitedHealth Group, Inc.	32,502,190

		147,689,120

	Household & Personal Products - 0.6%
410,300	Unilever N.V.	20,383,704

	Insurance - 8.1%
619,973	Chubb Ltd.	84,471,321
604,325	Marsh & McLennan Cos., Inc.	44,653,574
538,191	MetLife, Inc.	28,427,249
780,680	Principal Financial Group, Inc.	49,268,715
696,656	Prudential Financial, Inc.	74,319,262

		281,140,121

	Materials - 3.2%
187,320	Ball Corp.	13,910,383
180,740	BHP Billiton plc ADR	5,630,051
340,095	Celanese Corp. Series A	30,557,536
483,070	Dow Chemical Co.	30,694,268
589,249	International Paper Co.	29,922,064

		110,714,302

	Media - 3.5%
2,499,946	Comcast Corp. Class A	93,972,970
899,782	Twenty-First Century Fox, Inc. Class A	29,143,939

		123,116,909

	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
1,823,726	AstraZeneca plc ADR	56,790,828
1,242,556	Bristol-Myers Squibb Co.	67,570,195
491,495	Eli Lilly & Co.	41,339,645
458,595	Johnson & Johnson	57,118,007
1,490,023	Merck & Co., Inc.	94,676,061
1,406,959	Pfizer, Inc.	48,132,067

		365,626,803

	Real Estate - 0.8%
223,370	American Tower Corp. REIT	27,148,390

	Retailing - 1.9%
236,200	Expedia, Inc.	29,801,354
229,550	L Brands, Inc.	10,811,805
309,966	Lowe’s Cos., Inc.	25,482,305

		66,095,464

	Semiconductors & Semiconductor Equipment - 3.1%
2,412,761	Intel Corp.	87,028,289
240,404	Texas Instruments, Inc.	19,366,946

		106,395,235

	Software & Services - 7.7%
298,144	Accenture plc Class A	35,741,503
96,400	Alphabet, Inc. Class A*	81,727,920
808,770	eBay, Inc.*	27,150,409
39,955	IBM Corp.	6,957,764
1,774,598	Microsoft Corp.	116,875,024

		268,452,620

	Technology Hardware & Equipment - 4.5%
570,065	Apple, Inc.	81,895,538
1,345,705	Cisco Systems, Inc.	45,484,829
349,410	Motorola Solutions, Inc.	30,126,130

		157,506,497

	Telecommunication Services - 1.8%
1,275,749	Verizon Communications, Inc.	62,192,764

	Transportation - 4.1%
283,711	Canadian National Railway Co.	20,974,754
417,915	CSX Corp.	19,453,944

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

384,097	Delta Air Lines, Inc.			$17,653,098
123,813	FedEx Corp.			24,162,107
569,780	United Parcel Service, Inc. Class B			61,137,394

				143,381,297

	Utilities - 4.9%
561,856	Dominion Resources, Inc.			43,583,170
521,246	Edison International			41,496,394
845,612	Exelon Corp.			30,425,120
431,658	NextEra Energy, Inc.			55,411,937

				170,916,621

	Total Common Stocks (cost $2,348,907,749)		$	3,386,428,869

	Total Long-Term Investments (cost $2,348,907,749)			3,386,428,869

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
79,207,903	Fidelity Institutional Government Fund, Institutional Class			79,207,903

	Total Short-Term Investments (cost $79,207,903)		$	79,207,903

	Total Investments (cost $2,428,115,652)^	99.7%	$	3,465,636,772
	Other Assets and Liabilities	0.3%		8,960,208

	Total Net Assets	100.0%	$	3,474,596,980

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	1,063,345,149
Unrealized Depreciation		(25,824,029)

Net Unrealized Appreciation	$	1,037,521,120

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$37,895,021	$37,895,021	$—	$—
Banks	398,063,738	398,063,738	—	—
Capital Goods	190,749,483	190,749,483	—	—
Commercial & Professional Services	19,871,057	19,871,057	—	—
Consumer Durables & Apparel	7,463,277	7,463,277	—	—
Consumer Services	14,548,239	14,548,239	—	—
Diversified Financials	146,176,986	146,176,986	—	—
Energy	317,265,158	313,601,562	3,663,596	—
Food & Staples Retailing	75,908,875	75,908,875	—	—
Food, Beverage & Tobacco	127,727,188	127,727,188	—	—
Health Care Equipment & Services	147,689,120	147,689,120	—	—
Household & Personal Products	20,383,704	20,383,704	—	—
Insurance	281,140,121	281,140,121	—	—
Materials	110,714,302	110,714,302	—	—
Media	123,116,909	123,116,909	—	—
Pharmaceuticals, Biotechnology & Life Sciences	365,626,803	365,626,803	—	—
Real Estate	27,148,390	27,148,390	—	—
Retailing	66,095,464	66,095,464	—	—
Semiconductors & Semiconductor Equipment	106,395,235	106,395,235	—	—
Software & Services	268,452,620	268,452,620	—	—
Technology Hardware & Equipment	157,506,497	157,506,497	—	—
Telecommunication Services	62,192,764	62,192,764	—	—
Transportation	143,381,297	143,381,297	—	—
Utilities	170,916,621	170,916,621	—	—
Short-Term Investments	79,207,903	79,207,903	—	—

Total	$3,465,636,772	$3,461,973,176	$3,663,596	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Banks - 5.8%
298,951	Bank of America Corp.	$7,052,254
55,224	BNP Paribas S.A.	3,674,828
39,570	HDFC Bank Ltd. ADR	2,976,456
289,587	ICICI Bank Ltd. ADR	2,490,448
171,000	Itau Unibanco Holding S.A. (Preference Shares)	2,070,178
244,471	Itau Unibanco Holding S.A. ADR	2,950,765
25,533	PNC Financial Services Group, Inc.	3,070,088
39,170	Wells Fargo & Co.	2,180,202

		26,465,219

	Capital Goods - 5.5%
61,347	Allison Transmission Holdings, Inc.	2,212,173
138,517	Assa Abloy AB Class B	2,847,589
82,739	Atlas Copco AB Class A	2,916,473
47,663	Fastenal Co.	2,454,645
46,515	Fortune Brands Home & Security, Inc.	2,830,438
103,600	Komatsu Ltd.	2,713,623
12,378	Lockheed Martin Corp.	3,312,353
25,800	Nidec Corp.	2,464,016
9,922	SMC Corp.	2,941,521

		24,692,831

	Commercial & Professional Services - 2.2%
141,100	Edenred	3,330,281
173,256	Experian plc	3,534,640
70,341	IHS Markit Ltd.*	2,950,805

		9,815,726

	Consumer Durables & Apparel - 1.4%
25,520	Pandora A/S	2,824,511
99,400	Sony Corp.	3,354,595

		6,179,106

	Consumer Services - 2.9%
198,369	Compass Group plc	3,745,248
99,976	MGM Resorts International	2,739,342
58,096	New Oriental Education & Technology Group, Inc. ADR*	3,507,837
652,462	Sands China Ltd.	3,024,546

		13,016,973

	Diversified Financials - 5.8%
39,564	American Express Co.	3,129,908
118,690	Deutsche Bank AG*	2,040,400
38,438	Discover Financial Services	2,628,775
46,301	Intercontinental Exchange, Inc.	2,772,041
109,295	Julius Baer Group Ltd.*	5,459,943
32,100	Northern Trust Corp.	2,779,218
5,246	Partners Group Holding AG	2,819,268
64,875	Synchrony Financial	2,225,213
64,925	TD Ameritrade Holding Corp.	2,522,985

		26,377,751

	Energy - 2.1%
56,377	Baker Hughes, Inc.	3,372,472
187,073	Galp Energia SGPS S.A.	2,837,405
18,497	Pioneer Natural Resources Co.	3,444,696

		9,654,573

	Food & Staples Retailing - 0.8%
21,016	Costco Wholesale Corp.	3,524,173

	Food, Beverage & Tobacco - 4.4%
120,564	British American Tobacco plc	7,998,942
246,659	Davide Campari-Milano S.p.A.	2,861,147
63,444	Monster Beverage Corp.*	2,929,209
34,383	PepsiCo, Inc.	3,846,082

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

21,869	Philip Morris International, Inc.	$2,469,010

		20,104,390

	Health Care Equipment & Services - 6.7%
75,282	Abbott Laboratories	3,343,274
31,188	Align Technology, Inc.*	3,577,575
241,873	Boston Scientific Corp.*	6,015,382
30,875	Edwards Lifesciences Corp.*	2,904,411
41,294	HCA Holdings, Inc.*	3,674,753
23,746	Stryker Corp.	3,126,161
34,044	UnitedHealth Group, Inc.	5,583,556
15,000	WellCare Health Plans, Inc.*	2,103,150

		30,328,262

	Household & Personal Products - 1.1%
26,417	Estee Lauder Cos., Inc. Class A	2,239,897
29,433	Reckitt Benckiser Group plc	2,686,989

		4,926,886

	Insurance - 3.0%
511,200	AIA Group Ltd.	3,226,671
35,222	Allstate Corp.	2,870,241
58,051	Assured Guaranty Ltd.	2,154,273
166,800	Manulife Financial Corp.	2,958,839
54,701	XL Group Ltd.	2,180,382

		13,390,406

	Materials - 1.9%
222,161	BHP Billiton plc	3,426,593
29,608	HeidelbergCement AG	2,772,733
145,783	James Hardie Industries plc	2,290,446

		8,489,772

	Media - 1.5%
72,258	Comcast Corp. Class A	2,716,178
82,700	Twenty-First Century Fox, Inc. Class A	2,678,653
34,600	Viacom, Inc. Class B	1,613,052

		7,007,883

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
11,290	Allergan plc*	2,697,407
69,725	Bristol-Myers Squibb Co.	3,791,646
46,949	Celgene Corp.*	5,841,864
47,900	Eisai Co., Ltd.	2,487,551
39,553	ICON plc*	3,153,165
15,376	Incyte Corp.*	2,055,310
6,088	Regeneron Pharmaceuticals, Inc.*	2,359,161
11,321	Roche Holding AG	2,895,160
30,947	UCB S.A.	2,400,502
25,100	Vertex Pharmaceuticals, Inc.*	2,744,685

		30,426,451

	Real Estate - 0.8%
28,546	American Tower Corp. REIT	3,469,481

	Retailing - 10.5%
14,721	Amazon.com, Inc.*	13,050,755
3,865	AutoZone, Inc.*	2,794,588
36,321	Home Depot, Inc.	5,333,013
66,730	Industria de Diseno Textil S.A.	2,350,000
34,987	Lowe’s Cos., Inc.	2,876,281
30,715	Netflix, Inc.*	4,539,984
3,916	Priceline Group, Inc.*	6,970,363
49,775	Ross Stores, Inc.	3,278,679
36,772	TJX Cos., Inc.	2,907,930
80,817	Zalando SE*	3,266,400

		47,367,993

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Semiconductors & Semiconductor Equipment - 3.1%
30,090	Analog Devices, Inc.	$2,465,875
15,961	Broadcom Ltd.	3,494,821
152,216	Infineon Technologies AG	3,115,454
23,300	NVIDIA Corp.	2,538,069
417,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,614,854

		14,229,073

	Software & Services - 25.5%
32,444	Accenture plc Class A	3,889,387
66,461	Adobe Systems, Inc.*	8,648,570
25,689	Alibaba Group Holding Ltd. ADR*	2,770,045
18,868	Alphabet, Inc. Class C*	15,652,138
29,615	Autodesk, Inc.*	2,560,809
38,066	Automatic Data Processing, Inc.	3,897,578
3,575	Dropbox, Inc. Class B*(1)(2)(3)	36,930
78,231	eBay, Inc.*	2,626,215
32,546	Electronic Arts, Inc.*	2,913,518
90,936	Facebook, Inc. Class A*	12,917,459
30,311	Gartner, Inc. Class A*	3,273,285
31,497	Global Payments, Inc.	2,541,178
22,520	Intuit, Inc.	2,612,095
341,794	Just Eat plc*	2,420,842
66,061	Mastercard, Inc. Class A	7,429,881
35,941	Microsoft Corp.	2,367,074
37,104	Mobileye N.V.*	2,278,186
3,037	NAVER Corp.	2,322,280
10,212	NetEase, Inc. ADR	2,900,208
13,000	Nintendo Co., Ltd.	3,016,505
68,178	PayPal Holdings, Inc.*	2,933,017
44,419	Salesforce.com, Inc.*	3,664,123
42,543	ServiceNow, Inc.*	3,721,236
205,500	Tencent Holdings Ltd.	5,920,353
35,646	Vantiv, Inc. Class A*	2,285,621
50,640	Visa, Inc. Class A	4,500,377
128,325	Yandex N.V. Class A*	2,814,167
68,835	Zillow Group, Inc. Class C*	2,317,674

		115,230,751

	Technology Hardware & Equipment - 5.1%
108,900	Alps Electric Co., Ltd.	3,087,827
39,800	Apple, Inc.	5,717,668
70,366	Cisco Systems, Inc.	2,378,371
135,600	Flex Ltd.*	2,278,080
18,000	Largan Precision Co., Ltd.	2,834,997
3,651	Samsung Electronics Co., Ltd.	6,719,354

		23,016,297

	Telecommunication Services - 1.2%
47,494	T-Mobile USA, Inc.*	3,067,637
7,251,810	Telekomunikasi Indonesia Persero Tbk PT	2,254,188

		5,321,825

	Transportation - 0.6%
53,579	DSV A/S	2,771,274

	Total Common Stocks (cost $358,992,875)	$445,807,096

Warrants - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 4/11/19*(3)	$—

	Total Warrants (cost $—)	$—

Rights - 0.1%
	Diversified Financials - 0.1%
118,690	Deutsche Bank AG*	$283,625

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Total Rights (cost $—)		$	283,625

	Total Long-Term Investments (cost $358,992,875)			446,090,721

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
3,220,477	Fidelity Institutional Government Fund, Institutional Class		$	3,220,477

	Total Short-Term Investments (cost $3,220,477)		$	3,220,477

	Total Investments (cost $362,213,352)^	99.4%	$	449,311,198
	Other Assets and Liabilities	0.6%		2,864,399

	Total Net Assets	100.0%	$	452,175,597

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	89,254,753
Unrealized Depreciation		(2,156,907)

Net Unrealized Appreciation	$	87,097,846

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2017, the aggregate value of this security was $36,930, which represents 0.0% of total net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of this security was $36,930, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	3,575	Dropbox, Inc. Class B	$32,360
04/2014	1,035	Emergent Capital, Inc. Warrants	—

			$32,360

At March 31, 2017, the aggregate value of these securities was $36,930, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$26,465,219	$22,790,391	$3,674,828	$—
Capital Goods	24,692,831	10,809,609	13,883,222	—
Commercial & Professional Services	9,815,726	2,950,805	6,864,921	—
Consumer Durables & Apparel	6,179,106	—	6,179,106	—
Consumer Services	13,016,973	6,247,179	6,769,794	—
Diversified Financials	26,377,751	16,058,140	10,319,611	—
Energy	9,654,573	6,817,168	2,837,405	—
Food & Staples Retailing	3,524,173	3,524,173	—	—
Food, Beverage & Tobacco	20,104,390	9,244,301	10,860,089	—
Health Care Equipment & Services	30,328,262	30,328,262	—	—
Household & Personal Products	4,926,886	2,239,897	2,686,989	—
Insurance	13,390,406	10,163,735	3,226,671	—
Materials	8,489,772	—	8,489,772	—
Media	7,007,883	7,007,883	—	—
Pharmaceuticals, Biotechnology & Life Sciences	30,426,451	22,643,238	7,783,213	—
Real Estate	3,469,481	3,469,481	—	—
Retailing	47,367,993	41,751,593	5,616,400	—
Semiconductors & Semiconductor Equipment	14,229,073	8,498,765	5,730,308	—
Software & Services	115,230,751	101,513,841	13,679,980	36,930
Technology Hardware & Equipment	23,016,297	10,374,119	12,642,178	—
Telecommunication Services	5,321,825	3,067,637	2,254,188	—
Transportation	2,771,274	—	2,771,274	—
Warrants	—	—	—	—
Rights	283,625	283,625	—	—
Short-Term Investments	3,220,477	3,220,477	—	—

Total	$449,311,198	$323,004,319	$126,269,949	$36,930

(1) For the three-month period ended March 31, 2017, investments valued at $2,767,673 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Biotechnology - 23.7%
189,620	Aduro Biotech, Inc.*	$2,038,415
35,650	Alder Biopharmaceuticals, Inc.*	741,520
132,462	Alkermes plc*	7,749,027
40,000	Alnylam Pharmaceuticals, Inc.*	2,050,000
452,005	Arena Pharmaceuticals, Inc.*	659,927
12,165	Biogen, Inc.*	3,326,154
32,465	Bluebird Bio, Inc.*	2,951,069
39,000	Calithera Biosciences, Inc.*	450,450
105,470	Celgene Corp.*	13,123,632
186,780	Cytokinetics, Inc.*	2,400,123
22,132	Galapagos N.V.*	1,916,089
19,759	Genmab A/S*	3,802,216
111,272	GlycoMimetics, Inc.*	604,207
35,403	Incyte Corp.*	4,732,319
23,418	Innate Pharma S.A.*	291,187
138,403	Ironwood Pharmaceuticals, Inc.*	2,361,155
88,940	Karyopharm Therapeutics, Inc.*	1,141,990
84,470	Loxo Oncology, Inc.*	3,554,498
138,981	Portola Pharmaceuticals, Inc.*	5,446,665
10,511	Regeneron Pharmaceuticals, Inc.*	4,073,118
379,495	Rigel Pharmaceuticals, Inc.*	1,256,128
130,070	Syndax Pharmaceuticals, Inc.*	1,784,560
33,320	T2 Biosystems, Inc.*	175,263
18,340	TESARO, Inc.*	2,821,976
184,894	Trevena, Inc.*	678,561
28,355	Ultragenyx Pharmaceutical, Inc.*	1,921,902
47,940	Vertex Pharmaceuticals, Inc.*	5,242,239

		77,294,390

	Drug Retail - 0.7%
27,955	Walgreens Boots Alliance, Inc.	2,321,663

	Health Care Distributors - 2.8%
48,970	Cardinal Health, Inc.	3,993,504
34,535	McKesson Corp.	5,120,159

		9,113,663

	Health Care Equipment - 23.0%
272,986	Abbott Laboratories	12,123,308
24,470	ABIOMED, Inc.*	3,063,644
98,780	AtriCure, Inc.*	1,891,637
79,869	Baxter International, Inc.	4,142,006
30,338	Becton Dickinson and Co.	5,565,203
374,690	Boston Scientific Corp.*	9,318,540
143,721	ConforMIS, Inc.*	750,224
25,140	Edwards Lifesciences Corp.*	2,364,920
149,062	Globus Medical, Inc. Class A*	4,415,216
27,535	Invuity, Inc.*	218,903
139,365	K2M Group Holdings, Inc.*	2,858,376
207,062	Medtronic plc	16,680,915
65,255	Stryker Corp.	8,590,821
15,330	Teleflex, Inc.	2,969,881

		74,953,594

	Health Care Facilities - 3.1%
29,442	Acadia Healthcare Co., Inc.*	1,283,671
160,312	Georgia Healthcare Group plc*(1)	737,138
55,485	HCA Holdings, Inc.*	4,937,610
26,540	LifePoint Health, Inc.*	1,738,370
11,890	Universal Health Services, Inc. Class B	1,479,711

		10,176,500

	Health Care Services - 1.2%
36,325	Envision Healthcare Corp.*	2,227,449

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

71,367	Teladoc, Inc.*			$1,784,175

				4,011,624

	Health Care Supplies - 1.0%
236,190	ConvaTec Group plc*(1)			825,624
26,714	DENTSPLY SIRONA, Inc.			1,668,022
114,771	Endologix, Inc.*			830,942

				3,324,588

	Health Care Technology - 1.7%
16,225	athenahealth, Inc.*			1,828,395
61,084	Cerner Corp.*			3,594,794

				5,423,189

	Life Sciences Tools & Services - 4.2%
18,050	ICON plc*			1,438,946
17,210	Illumina, Inc.*			2,936,714
61,910	Patheon N.V.*			1,630,709
2,080	Samsung Biologics Co., Ltd.*			321,749
47,695	Thermo Fisher Scientific, Inc.			7,325,952

				13,654,070

	Managed Health Care - 11.3%
39,855	Aetna, Inc.			5,083,505
30,085	Anthem, Inc.			4,975,457
33,916	Cigna Corp.			4,968,355
7,370	Humana, Inc.			1,519,252
109,430	UnitedHealth Group, Inc.			17,947,614
16,170	WellCare Health Plans, Inc.*			2,267,196

				36,761,379

	Pharmaceuticals - 23.9%
63,882	Allergan plc*			15,262,687
245,190	AstraZeneca plc ADR			7,635,217
244,570	Bristol-Myers Squibb Co.			13,299,717
32,670	Chugai Pharmaceutical Co., Ltd.			1,124,609
53,290	Eisai Co., Ltd.			2,767,466
119,150	Eli Lilly & Co.			10,021,706
17,279	Hikma Pharmaceuticals plc			429,197
44,790	Intersect ENT, Inc.*			768,148
13,625	Johnson & Johnson			1,696,994
107,500	Medicines Co.*			5,256,750
158,445	MediWound Ltd.*			1,045,737
130,465	Mylan N.V.*			5,086,830
98,300	MyoKardia, Inc.*			1,292,645
137,499	Nabriva Therapeutics AG ADR*			1,648,613
102,420	Ono Pharmaceutical Co., Ltd.			2,123,962
65,499	Revance Therapeutics, Inc.*			1,362,379
41,170	Shionogi & Co., Ltd.			2,131,271
905,820	Sino Biopharmaceutical Ltd.			745,945
19,510	Takeda Pharmaceutical Co., Ltd.			918,474
39,416	UCB S.A.			3,057,504

				77,675,851

	Total Common Stocks (cost $269,488,554)		$	314,710,511

	Total Long-Term Investments (cost $269,488,554)			314,710,511

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 3.2%
10,282,133	Fidelity Institutional Government Fund, Institutional Class			10,282,133

	Total Short-Term Investments (cost $10,282,133)		$	10,282,133

	Total Investments (cost $279,770,687)^	99.8%	$	324,992,644
	Other Assets and Liabilities	0.2%		668,493

	Total Net Assets	100.0%	$	325,661,137

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	60,545,655
Unrealized Depreciation		(15,323,698)

Net Unrealized Appreciation	$	45,221,957

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $1,562,762, which represents 0.5% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$77,294,390	$71,284,898	$6,009,492	$—
Drug Retail	2,321,663	2,321,663	—	—
Health Care Distributors	9,113,663	9,113,663	—	—
Health Care Equipment	74,953,594	74,953,594	—	—
Health Care Facilities	10,176,500	10,176,500	—	—
Health Care Services	4,011,624	4,011,624	—	—
Health Care Supplies	3,324,588	3,324,588	—	—
Health Care Technology	5,423,189	5,423,189	—	—
Life Sciences Tools & Services	13,654,070	13,332,321	321,749	—
Managed Health Care	36,761,379	36,761,379	—	—
Pharmaceuticals	77,675,851	64,377,423	13,298,428	—
Short-Term Investments	10,282,133	10,282,133	—	—

Total	$324,992,644	$305,362,975	$19,629,669	$—

(1) For the three-month period ended March 31, 2017, investments valued at $778,879 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
	$2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

Corporate Bonds - 90.0%
		Biotechnology - 0.1%
	$370,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(4)	$379,250

		Chemicals - 1.9%
		Chemours Co.
	1,875,000	6.63%, 05/15/2023	1,987,500
	305,000	7.00%, 05/15/2025	328,332
	1,360,000	Hexion, Inc. 10.38%, 02/01/2022(1)	1,356,600
	2,160,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	2,241,000

			5,913,432

		Coal - 1.2%
	670,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	721,925
		Foresight Energy LLC / Foresight Energy Finance Corp.
	848,466	(9% cash, 1% PIK) 10.00%, 08/15/2021(1)(4)	979,978
	1,675,000	11.50%, 04/01/2023(1)	1,566,125
		Peabody Securities Finance Corp.
	205,000	6.00%, 03/31/2022(1)	203,847
	220,000	6.38%, 03/31/2025(1)	218,900

			3,690,775

		Commercial Banks - 3.6%
EUR	880,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(5)(6)(7)	852,796
	400,000	8.88%, 04/14/2021(5)(6)(7)	466,746
		Barclays plc
	$800,000	7.88%, 03/15/2022(5)(6)(7)	832,474
	590,000	8.25%, 12/15/2018(5)(7)	619,974
	1,080,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(5)(7)	1,147,500
	1,555,000	CIT Group, Inc. 5.38%, 05/15/2020	1,657,055
	690,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(5)(7)	701,558
	1,630,000	Credit Suisse Group AG 6.25%, 12/18/2024(5)(6)(7)	1,655,946
	730,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(5)(7)	697,150
		Royal Bank of Scotland Group plc
	780,000	6.99%, 10/05/2017(1)(5)(7)	877,500
	1,000,000	7.64%, 09/30/2017(5)(7)	932,500
	385,000	8.63%, 08/15/2021(5)(7)	401,363
	640,000	Societe Generale S.A. 8.25%, 11/29/2018(5)(6)(7)	669,542

			11,512,104

		Commercial Services - 2.6%
		APX Group, Inc.
	1,035,000	7.88%, 12/01/2022	1,117,800
	1,015,000	7.88%, 12/01/2022(1)	1,096,200
		Herc Rentals, Inc.
	855,000	7.50%, 06/01/2022(1)	908,437
	782,000	7.75%, 06/01/2024(1)	834,785

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,105,000	Hertz Corp. 5.50%, 10/15/2024(1)	$1,828,719
2,385,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	2,385,000

		8,170,941

	Construction Materials - 2.1%
2,380,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	2,502,570
1,650,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,727,220
2,315,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	2,345,373

		6,575,163

	Diversified Financial Services - 3.8%
665,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	704,900
710,000	Hexion, Inc. 13.75%, 02/01/2022(1)	679,825
2,760,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	2,794,500
	Navient Corp.
305,000	5.50%, 01/25/2023	291,275
1,395,000	5.88%, 10/25/2024	1,301,270
2,070,000	6.13%, 03/25/2024	1,971,675
815,000	6.50%, 06/15/2022	822,131
280,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	292,600
	Springleaf Finance Corp.
490,000	5.25%, 12/15/2019	494,288
675,000	7.75%, 10/01/2021	718,875
1,730,000	8.25%, 12/15/2020	1,890,025

		11,961,364

	Electric - 0.7%
1,580,000	Dynegy, Inc. 8.00%, 01/15/2025(1)	1,512,850
103,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	94,245
695,000	GenOn Energy, Inc. 7.88%, 06/15/2017	481,287
415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(3)(8)	—

		2,088,382

	Entertainment - 2.2%
400,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(1)	412,000
1,385,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,424,819
1,590,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,578,075
1,225,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)	1,240,312
835,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	849,613
1,150,000	Scientific Games International, Inc. 6.63%, 05/15/2021	1,078,125
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(1)	328,250

		6,911,194

	Environmental Control - 0.4%
835,000	Clean Harbors, Inc. 5.13%, 06/01/2021	852,535

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$397,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	$409,903

		1,262,438

	Food - 1.4%
2,510,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	2,403,325
2,045,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	2,091,012

		4,494,337

	Healthcare-Products - 2.1%
	Alere, Inc.
1,685,000	6.38%, 07/01/2023(1)	1,712,381
1,850,000	6.50%, 06/15/2020	1,863,875
2,895,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,960,138

		6,536,394

	Healthcare-Services - 6.8%
	Community Health Systems, Inc.
280,000	6.25%, 03/31/2023	284,900
4,305,000	6.88%, 02/01/2022	3,702,300
1,565,000	7.13%, 07/15/2020	1,433,931
	Envision Healthcare Corp.
1,040,000	5.13%, 07/01/2022(1)	1,058,522
1,890,000	5.63%, 07/15/2022	1,937,250
1,835,000	HCA Holdings, Inc. 6.25%, 02/15/2021	1,980,653
	HCA, Inc.
1,340,000	5.25%, 06/15/2026	1,410,350
1,085,000	5.38%, 02/01/2025	1,131,113
1,599,000	7.50%, 11/15/2095	1,561,024
830,000	LifePoint Health, Inc. 5.88%, 12/01/2023	854,900
350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)	376,294
	Tenet Healthcare Corp.
3,305,000	5.00%, 03/01/2019	3,310,057
500,000	6.75%, 06/15/2023	491,250
1,955,000	8.13%, 04/01/2022	2,040,531

		21,573,075

	Home Builders - 1.9%
	Beazer Homes USA, Inc.
525,000	6.75%, 03/15/2025(1)	527,625
1,120,000	8.75%, 03/15/2022(1)	1,226,400
1,880,000	KB Home 8.00%, 03/15/2020	2,086,800
2,115,000	M/I Homes, Inc. 6.75%, 01/15/2021	2,214,278

		6,055,103

	Household Products - 1.0%
1,255,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,324,025
1,760,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,755,600

		3,079,625

	Housewares - 0.6%
1,720,000	American Greetings Corp. 7.88%, 02/15/2025(1)	1,806,000

	Insurance - 0.6%
	Genworth Holdings, Inc.
110,000	4.80%, 02/15/2024	90,475
770,000	4.90%, 08/15/2023	641,025
440,000	7.20%, 02/15/2021	414,700

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$245,000	7.63%, 09/24/2021	$232,138
145,000	7.70%, 06/15/2020	143,277
415,000	MGIC Investment Corp. 5.75%, 08/15/2023	437,825

		1,959,440

	Internet - 1.7%
2,305,000	Netflix, Inc. 5.88%, 02/15/2025	2,477,875
	Zayo Group LLC / Zayo Capital, Inc.
2,145,000	6.00%, 04/01/2023	2,265,656
605,000	6.38%, 05/15/2025	653,019

		5,396,550

	Iron/Steel - 1.9%
	AK Steel Corp.
1,015,000	7.63%, 10/01/2021	1,059,406
840,000	8.38%, 04/01/2022	872,550
650,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	666,653
1,130,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	1,180,850
	United States Steel Corp.
191,000	6.88%, 04/01/2021	195,298
315,000	7.50%, 03/15/2022	327,206
1,645,000	8.38%, 07/01/2021(1)	1,825,950

		6,127,913

	IT Services - 0.5%
1,480,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	1,705,700

	Lodging - 1.4%
920,000	Boyd Gaming Corp. 6.38%, 04/01/2026	984,400
1,650,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,724,250
1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,687,050

		4,395,700

	Machinery - Construction & Mining - 0.5%
1,605,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	1,643,119

	Machinery-Diversified - 0.8%
1,705,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	1,820,087
536,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	553,420

		2,373,507

	Media - 10.0%
635,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	666,750
	CCO Holdings LLC / CCO Holdings Capital Corp.
120,000	5.13%, 02/15/2023	123,300
245,000	5.13%, 05/01/2023(1)	252,350
95,000	5.25%, 09/30/2022	98,563
545,000	5.75%, 09/01/2023	566,800
105,000	5.75%, 01/15/2024	109,200
1,355,000	5.75%, 02/15/2026(1)	1,422,750
2,375,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	2,408,587
520,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	523,900
	CSC Holdings LLC
1,560,000	5.25%, 06/01/2024	1,554,150
760,000	10.13%, 01/15/2023(1)	881,600

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$750,000	10.88%, 10/15/2025(1)	$901,875
	DISH DBS Corp.
2,170,000	5.00%, 03/15/2023	2,180,850
1,095,000	5.88%, 07/15/2022	1,150,429
945,000	6.75%, 06/01/2021	1,020,009
1,191,000	7.88%, 09/01/2019	1,313,078
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(1)	1,239,313
380,000	5.88%, 07/15/2026(1)	386,650
2,380,000	Liberty Interactive LLC 8.25%, 02/01/2030	2,558,500
513,000	NBCUniversal Enterprise, Inc. 5.25%, 12/31/2049(1)(5)	538,650
2,370,000	SFR Group S.A. 7.38%, 05/01/2026(1)	2,441,100
	Sinclair Television Group, Inc.
520,000	5.13%, 02/15/2027(1)	501,800
1,055,000	5.88%, 03/15/2026(1)	1,081,375
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(1)	1,537,725
2,865,000	5.13%, 10/15/2019	2,933,044
750,000	6.38%, 10/15/2023	793,125
1,845,000	Tribune Media Co. 5.88%, 07/15/2022	1,923,412
	Viacom, Inc.
345,000	5.88%, 02/28/2057(7)	351,900
130,000	6.25%, 02/28/2057(7)	131,040

		31,591,825

	Metal Fabricate/Hardware - 0.6%
	Novelis Corp.
605,000	5.88%, 09/30/2026(1)	617,856
1,115,000	6.25%, 08/15/2024(1)	1,162,388

		1,780,244

	Mining - 1.9%
	Anglo American Capital plc
260,000	4.13%, 04/15/2021(1)	263,900
1,330,000	4.88%, 05/14/2025(1)	1,356,866
395,000	9.38%, 04/08/2019(1)	443,348
1,345,000	Constellium N.V. 7.88%, 04/01/2021(1)	1,435,787
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,344,425
105,000	New Gold, Inc. 6.25%, 11/15/2022(1)	105,263
970,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,119,138

		6,068,727

	Miscellaneous Manufacturing - 1.0%
3,290,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	3,224,200

	Office/Business Equipment - 0.6%
	CDW LLC / CDW Finance Corp.
885,000	5.00%, 09/01/2023	894,956
970,000	5.50%, 12/01/2024	1,016,075

		1,911,031

	Oil & Gas - 13.0%
810,000	Antero Resources Corp. 5.63%, 06/01/2023	828,225
2,120,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,146,500
2,370,000	California Resources Corp. 8.00%, 12/15/2022(1)	1,925,625

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$345,000	Callon Petroleum Co. 6.13%, 10/01/2024(1)	$358,800
	Concho Resources, Inc.
1,910,000	5.50%, 10/01/2022	1,974,462
325,000	5.50%, 04/01/2023	336,375
	Continental Resources, Inc.
475,000	3.80%, 06/01/2024	441,750
265,000	4.50%, 04/15/2023	257,877
2,015,000	4.90%, 06/01/2044	1,732,900
1,005,000	5.00%, 09/15/2022	1,015,050
2,100,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,215,500
190,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	191,121
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,422,421
1,540,000	Ensco plc 5.75%, 10/01/2044	1,162,700
	Laredo Petroleum, Inc.
740,000	5.63%, 01/15/2022	738,150
1,360,000	6.25%, 03/15/2023	1,380,400
670,000	7.38%, 05/01/2022	695,125
	Matador Resources Co.
1,320,000	6.88%, 04/15/2023	1,379,400
315,000	6.88%, 04/15/2023(1)	329,175
	MEG Energy Corp.
900,000	6.38%, 01/30/2023(1)	804,375
1,090,000	6.50%, 01/15/2025(1)	1,090,000
1,545,000	7.00%, 03/31/2024(1)	1,382,775
	Noble Holding International Ltd.
1,230,000	6.20%, 08/01/2040	885,600
1,220,000	7.75%, 01/15/2024	1,171,200
390,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	399,750
	QEP Resources, Inc.
2,185,000	5.25%, 05/01/2023	2,142,152
205,000	5.38%, 10/01/2022	201,925
245,000	6.80%, 03/01/2020	256,515
	Rice Energy, Inc.
635,000	6.25%, 05/01/2022	654,050
515,000	7.25%, 05/01/2023	548,475
870,000	Rowan Cos., Inc. 5.85%, 01/15/2044	669,900
1,140,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,199,850
	SM Energy Co.
1,755,000	5.00%, 01/15/2024	1,658,475
15,000	5.63%, 06/01/2025	14,355
240,000	6.13%, 11/15/2022	241,800
115,000	6.50%, 11/15/2021	117,875
150,000	6.75%, 09/15/2026	151,219
	Transocean, Inc.
365,000	6.80%, 03/15/2038	300,213
110,000	7.50%, 04/15/2031	99,000
435,000	9.10%, 12/15/2041	415,425
	Tullow Oil plc
1,015,000	6.00%, 11/01/2020(1)	982,012
1,755,000	6.25%, 04/15/2022(1)	1,640,925
	WPX Energy, Inc.
2,000,000	5.25%, 09/15/2024	1,935,000
1,420,000	6.00%, 01/15/2022	1,444,850
295,000	8.25%, 08/01/2023	328,188

		41,267,460

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
$250,000	5.95%, 04/15/2042	$217,500
660,000	6.50%, 08/01/2036	623,700
250,000	7.00%, 03/15/2038	241,250

		1,082,450

	Packaging & Containers - 3.9%
1,700,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(1)(4)	1,751,000
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,065,000	6.00%, 06/30/2021(1)	2,126,950
340,000	6.00%, 02/15/2025(1)	343,825
550,000	6.75%, 01/31/2021(1)	568,920
305,000	7.25%, 05/15/2024(1)	326,350
2,060,000	Berry Plastics Corp. 6.00%, 10/15/2022	2,178,450
1,875,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	1,915,500
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,070,000	5.13%, 07/15/2023(1)	2,126,925
805,000	7.00%, 07/15/2024(1)	861,853

		12,199,773

	Pharmaceuticals - 3.9%
	Endo Finance LLC
1,161,000	6.00%, 07/15/2023(1)	1,015,875
3,075,000	6.00%, 02/01/2025(1)	2,621,438
1,908,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	2,117,880
	Valeant Pharmaceuticals International, Inc.
1,320,000	5.50%, 03/01/2023(1)	1,016,400
4,930,000	5.88%, 05/15/2023(1)	3,826,912
1,230,000	6.13%, 04/15/2025(1)	947,100
240,000	7.00%, 03/15/2024(1)	246,300
445,000	Vizient, Inc. 10.38%, 03/01/2024(1)	507,856

		12,299,761

	Pipelines - 1.0%
1,773,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,976,895
1,100,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,193,500

		3,170,395

	REITS - 0.3%
760,000	Equinix, Inc. 5.88%, 01/15/2026	808,450

	Retail - 1.5%
1,945,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,025,231
1,280,000	L Brands, Inc. 6.88%, 11/01/2035	1,235,200
1,440,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,458,000

		4,718,431

	Semiconductors - 1.8%
1,625,000	Entegris, Inc. 6.00%, 04/01/2022(1)	1,696,094
1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025	1,934,937
	Sensata Technologies B.V.
1,221,000	5.00%, 10/01/2025(1)	1,230,158
900,000	5.63%, 11/01/2024(1)	938,250

		5,799,439

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Software - 3.5%
$1,060,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	$1,115,650
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,004,500
	First Data Corp.
1,425,000	5.38%, 08/15/2023(1)	1,483,781
2,391,000	5.75%, 01/15/2024(1)	2,466,316
1,580,000	7.00%, 12/01/2023(1)	1,694,550
684,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(4)	699,390
2,075,000	Infor US, Inc. 6.50%, 05/15/2022	2,132,270
445,000	RP Crown Parent LLC 7.38%, 10/15/2024(1)	463,913

		11,060,370

	Telecommunications - 6.4%
	Alcatel-Lucent USA, Inc.
2,681,000	6.45%, 03/15/2029	2,949,100
595,000	6.50%, 01/15/2028	650,038
	Altice Financing S.A.
485,000	6.50%, 01/15/2022(1)	508,275
380,000	6.63%, 02/15/2023(1)	395,580
2,840,000	7.50%, 05/15/2026(1)	3,017,500
	Frontier Communications Corp.
840,000	10.50%, 09/15/2022	850,500
1,085,000	11.00%, 09/15/2025	1,055,163
2,040,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	2,108,850
1,150,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,214,687
507,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	552,630
	Sprint Corp.
416,000	7.13%, 06/15/2024	444,080
2,495,000	7.25%, 09/15/2021	2,693,352
85,000	7.63%, 02/15/2025	92,863
3,479,000	7.88%, 09/15/2023	3,852,992

		20,385,610

	Trucking & Leasing - 0.5%
	Park Aerospace Holdings Ltd.
950,000	5.25%, 08/15/2022(1)	988,000
690,000	5.50%, 02/15/2024(1)	717,600

		1,705,600

	Total Corporate Bonds (cost $276,239,735)	$284,685,272

Senior Floating Rate Interests - 0.8%(9)
	Insurance - 0.2%
$550,000	Asurion LLC 8.50%, 03/03/2021	$556,187

	Internet - 0.3%
1,269,818	Lands’ End, Inc. 4.25%, 04/04/2021	1,015,855

	Machinery-Diversified - 0.3%
967,148	Gardner Denver, Inc. 4.56%, 07/30/2020	964,430

	Total Senior Floating Rate Interests (cost $2,767,531)	$2,536,472

Convertible Bonds - 2.7%
	Commercial Services - 0.2%
$690,000	Cardtronics, Inc. 1.00%, 12/01/2020	$746,494

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Diversified Financial Services - 0.3%
$790,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022(1)		$842,831

	Insurance - 0.3%
680,000	MGIC Investment Corp. 2.00%, 04/01/2020		990,675

	Internet - 0.5%
790,000	Zillow Group, Inc. 2.00%, 12/01/2021(1)		783,581
750,000	Priceline Group, Inc. 0.90%, 09/15/2021		843,282

			1,626,863

	Media - 0.5%
670,000	DISH Network Corp. 3.38%, 08/15/2026(1)		809,444
810,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)		890,493

			1,699,937

	Oil & Gas - 0.2%
1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019		572,800
112,000	PDC Energy, Inc. 1.13%, 09/15/2021		114,730

			687,530

	Semiconductors - 0.7%
	Microchip Technology, Inc.
605,000	1.63%, 02/15/2025		867,419
565,000	1.63%, 02/15/2027(1)		572,416
589,000	2.25%, 02/15/2037(1)		598,571

			2,038,406

	Total Convertible Bonds (cost $9,601,054)		$8,632,736

Common Stocks - 1.3%
	Energy - 0.8%
206,275,142	KCA Deutag*(1)(3)(8)		$2,419,813

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
33,000	Endo International plc*		368,280

	Utilities - 0.4%
4,525,000	TCEH Corp.*(3)(8)		5
82,554	Vistra Energy Corp.		1,345,630

			1,345,635

	Total Common Stocks (cost $5,093,571)		$4,133,728

	Total Long-Term Investments (cost $296,180,849)		299,988,208

Short-Term Investments - 3.5%
	Other Investment Pools & Funds - 3.5%
10,974,580	Fidelity Institutional Government Fund, Institutional Class		10,974,580

	Total Short-Term Investments (cost $10,974,580)		$10,974,580

	Total Investments (cost $307,155,429)^	98.3%	$310,962,788
	Other Assets and Liabilities	1.7%	5,472,588

	Total Net Assets	100.0%	$316,435,376

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	12,325,856
Unrealized Depreciation		(8,518,497)

Net Unrealized Appreciation	$	3,807,359

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $139,739,577, which represents 44.2% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of these securities was $2,419,818, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $4,477,504, which represents 1.4% of total net assets.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2017.
(8)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275,142	KCA Deutag	$2,795,441
10/2016	4,525,000	TCEH Corp.	—
10/2016	$415,000	Texas Competitive Electric Holdings Co. LLC	—

			$2,795,441

At March 31, 2017, the aggregate value of these securities was $2,419,818, which represents 0.8% of total net assets.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2017.

OTC Credit Default Swap Contracts Outstanding at March 31, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Genworth Holdings, Inc.	CBK	USD	1,120,000	5.00%/6.68%	12/20/21	$—	$(84,164)	$(67,852)	$16,312

Total single-name issues						$—	$(84,164)	$(67,852)	$16,312

Total OTC contracts						$—	$(84,164)	$(67,852)	$16,312

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on March 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2017
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	6,030,000	(5.00%)	06/20/22	$421,879	$432,275	$10,396

Total				$421,879	$432,275	$10,396

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at March 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Buy	04/28/17	SSG	$437,311	$431,530	$(5,781)
EUR	Sell	04/28/17	HSBC	1,498,104	1,468,696	29,408

Total						$23,627

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
HSBC	HSBC Bank USA
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
OTC	Over-the-Counter
PIK	Pay in kind

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	284,685,272	—	284,685,272	—
Senior Floating Rate Interests	2,536,472	—	2,536,472	—
Convertible Bonds	8,632,736	—	8,632,736	—
Common Stocks
Energy	2,419,813	—	—	2,419,813
Pharmaceuticals, Biotechnology & Life Sciences	368,280	368,280	—	—
Utilities	1,345,635	1,345,630	—	5
Short-Term Investments	10,974,580	10,974,580	—	—
Foreign Currency Contracts(2)	29,408	—	29,408	—
Swaps - Credit Default(2)	26,708	—	26,708	—

Total	$311,018,904	$12,688,490	$295,910,596	$2,419,818

Liabilities
Foreign Currency Contracts(2)	$(5,781)	$—	$(5,781)	$—

Total	$(5,781)	$—	$(5,781)	$—

(1)	For the three-month period ended March 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Argentina - 0.7%
390,515	YPF S.A. ADR	$9,481,704

	Belgium - 1.9%
220,259	Anheuser-Busch InBev N.V.	24,134,930

	Brazil - 0.6%
810,034	Petroleo Brasileiro S.A. ADR*	7,849,229

	Canada - 7.9%
457,010	Cameco Corp.	5,058,606
444,765	Canadian National Railway Co.	32,829,366
573,800	EnCana Corp.	6,722,415
343,780	Imperial Oil Ltd.	10,474,840
522,940	Magna International, Inc.	22,567,603
670,930	Manulife Financial Corp.	11,901,522
293,920	TransCanada Corp.	13,563,838

		103,118,190

	China - 5.0%
259,275	Alibaba Group Holding Ltd. ADR*	27,957,623
15,515,000	China Construction Bank Corp. Class H	12,500,552
3,700	NetEase, Inc. ADR	1,050,800
1,695,700	PICC Property & Casualty Co., Ltd. Class H	2,617,198
714,680	Tencent Holdings Ltd.	20,589,576

		64,715,749

	Denmark - 0.6%
37,573	Genmab A/S*	7,230,157

	France - 13.5%
320,317	Airbus SE	24,427,921
977,952	AXA S.A.	25,266,142
425,823	BNP Paribas S.A.	28,335,980
265,866	Capgemini S.A.	24,540,927
318,810	Cie de Saint-Gobain	16,357,124
91,328	Essilor International S.A.	11,088,228
27,301	LVMH Moet Hennessy Louis Vuitton SE	6,000,548
130,439	Schneider Electric SE	9,583,180
390,428	Total S.A.	19,741,365
46,972	Unibail-Rodamco SE REIT	10,952,492

		176,293,907

	Germany - 7.3%
267,165	Beiersdorf AG	25,281,566
112,820	Brenntag AG	6,323,183
75,438	Continental AG	16,539,794
626,964	Deutsche Bank AG*	10,778,137
393,371	Deutsche Wohnen AG	12,954,278
698,200	E.ON SE	5,550,760
496,857	Vonovia SE	17,505,192

		94,932,910

	Greece - 0.1%
928,704	Alpha Bank A.E.*	1,660,081

	Hong Kong - 0.7%
382,107	Hong Kong Exchanges and Clearing Ltd.	9,642,068

	India - 2.8%
4,454,889	ICICI Bank Ltd.	19,029,348
876,347	Power Grid Corp. of India Ltd.	2,663,062
1,525,215	State Bank of India	6,893,868
208,355	Tata Motors Ltd. ADR	7,427,856

		36,014,134

	Israel - 0.2%
87,120	Teva Pharmaceutical Industries Ltd. ADR	2,795,681

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Italy - 4.0%
606,441	Assicurazioni Generali S.p.A.	$9,621,873
263,970	Banca Generali S.p.A.	6,899,594
907,160	FinecoBank Banca Fineco S.p.A.	6,169,098
2,990,520	Saipem S.p.A.*	1,358,290
4,135,580	Telecom Italia S.p.A.*	3,722,787
1,555,305	UniCredit S.p.A.	23,975,498

		51,747,140

	Japan - 12.5%
9,960	Daito Trust Construction Co., Ltd.	1,369,466
338,515	Daiwa House Industry Co., Ltd.	9,730,262
92,192	Eisai Co., Ltd.	4,787,731
50,830	FANUC Corp.	10,464,440
958,570	ITOCHU Corp.	13,646,537
1,383,820	Kawasaki Heavy Industries Ltd.	4,203,833
1,113,750	Mitsubishi Heavy Industries Ltd.	4,481,454
468,720	Mitsui Fudosan Co., Ltd.	10,008,025
60,400	Murata Manufacturing Co., Ltd.	8,604,916
122,750	Nippon Telegraph & Telephone Corp.	5,247,970
151,010	Omron Corp.	6,635,199
296,874	Ono Pharmaceutical Co., Ltd.	6,156,504
390,900	Seven & I Holdings Co., Ltd.	15,355,969
23,460	SMC Corp.	6,955,058
193,900	SoftBank Group Corp.	13,750,443
331,840	Sony Financial Holdings, Inc.	5,329,214
652,030	Sumitomo Mitsui Financial Group, Inc.	23,733,078
286,483	Tokio Marine Holdings, Inc.	12,108,014

		162,568,113

	Luxembourg - 0.6%
342,144	SES S.A.	7,954,493

	Mexico - 2.8%
1,065,820	America Movil S.A.B. de C.V. Class L, ADR	15,102,669
1,218,740	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,601,366
1,124,880	Grupo Financiero Banorte S.A.B. de C.V. Series O	6,473,291
199,460	Infraestructura Energetica Nova, S.A.B. de C.V.	952,967
3,455,800	Wal-Mart de Mexico S.A.B. de C.V.	7,973,965

		37,104,258

	Netherlands - 3.1%
334,231	AerCap Holdings N.V.*	15,364,599
132,364	Akzo Nobel N.V.	10,957,593
630,519	Koninklijke Ahold Delhaize N.V.	13,474,070

		39,796,262

	Russia - 0.3%
653,051	Rosneft Oil Co. PJSC GDR	3,720,278

	South Africa - 0.4%
1,570,521	FirstRand Ltd.	5,434,127

	South Korea - 3.1%
53,055	Hyundai Motor Co.	7,477,133
16,103	Samsung Electronics Co., Ltd.	29,636,197
66,259	SK Hynix, Inc.	2,992,720

		40,106,050

	Spain - 4.1%
4,559,279	Banco Santander S.A.	27,908,741
1,791,736	CaixaBank S.A.	7,703,536
2,349,156	Iberdrola S.A.	16,784,458
31,754	Industria de Diseno Textil S.A.	1,118,266

		53,515,001

	Switzerland - 9.4%
618,062	ABB Ltd.*	14,466,041
291,033	Credit Suisse Group AG*	4,330,170
467,248	Julius Baer Group Ltd.*	23,341,852

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

437,977	LafargeHolcim Ltd.*		$	25,840,383
496,173	Novartis AG			36,844,572
67,729	Zurich Insurance Group AG*			18,074,193

				122,897,211

	Taiwan - 2.6%
5,362,995	Taiwan Semiconductor Manufacturing Co., Ltd.			33,629,373

	Turkey - 0.3%
1,645,790	Turkiye Garanti Bankasi AS			4,013,439

	United Kingdom - 12.6%
176,093	AstraZeneca plc			10,827,441
1,961,370	Aviva plc			13,088,343
1,073,688	Barclays plc			3,030,785
430,849	British American Tobacco plc			28,585,116
4,468,304	BT Group plc			17,842,470
7,242,817	Glencore plc*			28,417,568
288,688	Hikma Pharmaceuticals plc			7,170,791
1,460,578	Marks & Spencer Group plc			6,169,298
628,129	Unilever N.V.			31,205,994
842,602	WPP plc			18,469,057

				164,806,863

	Total Common Stocks (cost $1,158,737,899)		$	1,265,161,348

Rights - 0.1%
	Germany - 0.1%
550,696	Deutsche Bank AG*		$	1,315,961

	Total Rights (cost $—)		$	1,315,961

	Total Long-Term Investments (cost $1,158,737,899)			1,266,477,309

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.6%
34,118,647	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class			34,118,647

	Total Short-Term Investments (cost $34,118,647)		$	34,118,647

	Total Investments (cost $1,192,856,546)^	99.8%	$	1,300,595,956
	Other Assets and Liabilities	0.2%		2,170,643

	Total Net Assets	100.0%	$	1,302,766,599

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	128,473,478
Unrealized Depreciation		(20,734,068)

Net Unrealized Appreciation	$	107,739,410

*	Non-income producing.

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at March 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

EUR	Sell	07/14/17	GSC	$100,283,163	$100,129,877	$153,286

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$9,481,704	$9,481,704	$—	$—
Belgium	24,134,930	—	24,134,930	—
Brazil	7,849,229	7,849,229	—	—
Canada	103,118,190	103,118,190	—	—
China	64,715,749	29,008,423	35,707,326	—
Denmark	7,230,157	—	7,230,157	—
France	176,293,907	—	176,293,907	—
Germany	94,932,910	—	94,932,910	—
Greece	1,660,081	—	1,660,081	—
Hong Kong	9,642,068	—	9,642,068	—
India	36,014,134	7,427,856	28,586,278	—
Israel	2,795,681	2,795,681	—	—
Italy	51,747,140	—	51,747,140	—
Japan	162,568,113	—	162,568,113	—
Luxembourg	7,954,493	—	7,954,493	—
Mexico	37,104,258	37,104,258	—	—
Netherlands	39,796,262	15,364,599	24,431,663	—
Russia	3,720,278	—	3,720,278	—
South Africa	5,434,127	—	5,434,127	—
South Korea	40,106,050	—	40,106,050	—
Spain	53,515,001	—	53,515,001	—
Switzerland	122,897,211	—	122,897,211	—
Taiwan	33,629,373	—	33,629,373	—
Turkey	4,013,439	—	4,013,439	—
United Kingdom	164,806,863	31,205,994	133,600,869	—
Rights	1,315,961	1,315,961	—	—
Short-Term Investments	34,118,647	34,118,647	—	—
Foreign Currency Contracts(2)	153,286	—	153,286	—

Total	$1,300,749,242	$278,790,542	$1,021,958,700	$—

(1) For the three-month period ended March 31, 2017, investments valued at $23,901,586 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $31,013,189 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 100.0%
	Automobiles & Components - 1.5%
459,901	Harley-Davidson, Inc.	$27,824,010

	Banks - 5.1%
85,003	Cullen/Frost Bankers, Inc.	7,562,717
155,379	East West Bancorp, Inc.	8,019,110
33,504	First Citizens BancShares, Inc. Class A	11,236,236
294,696	First Republic Bank	27,645,432
224,371	M&T Bank Corp.	34,716,925
66,886	Prosperity Bancshares, Inc.	4,662,623
54,649	South State Corp.	4,882,888

		98,725,931

	Capital Goods - 9.6%
624,587	Allison Transmission Holdings, Inc.	22,522,607
329,198	Fastenal Co.	16,953,697
196,717	Heico Corp. Class A	14,753,775
351,887	IDEX Corp.	32,904,953
227,877	Lennox International, Inc.	38,123,822
95,014	Middleby Corp.*	12,964,660
185,996	MSC Industrial Direct Co., Inc. Class A	19,112,949
38,264	NOW, Inc.*	648,958
276,701	PACCAR, Inc.	18,594,307
202,552	Sensata Technologies Holding N.V.*	8,845,446

		185,425,174

	Commercial & Professional Services - 8.0%
137,056	Cintas Corp.	17,343,066
121,392	Dun & Bradstreet Corp.	13,103,053
192,991	Equifax, Inc.	26,389,589
563,524	Robert Half International, Inc.	27,516,877
1,000,850	TransUnion*	38,382,598
72,660	UniFirst Corp.	10,277,757
247,628	Waste Connections, Inc. *	21,845,742

		154,858,682

	Consumer Durables & Apparel - 1.7%
15,925	NVR, Inc.*	33,552,064

	Consumer Services - 1.1%
341,591	Choice Hotels International, Inc.	21,383,597

	Diversified Financials - 4.7%
137,653	Factset Research Systems, Inc.	22,700,356
246,426	Financial Engines, Inc.	10,731,852
122,476	Moody’s Corp.	13,722,211
220,414	MSCI, Inc.	21,422,037
248,755	Northern Trust Corp.	21,537,208

		90,113,664

	Energy - 4.3%
124,846	Diamondback Energy, Inc.*	12,948,403
348,684	Newfield Exploration Co.*	12,869,926
406,426	Parsley Energy, Inc. Class A*	13,212,909
485,984	Patterson-UTI Energy, Inc.	11,794,832
888,576	QEP Resources, Inc.*	11,293,801
177,814	World Fuel Services Corp.	6,445,757
1,029,189	WPX Energy, Inc.*	13,780,841

		82,346,469

	Food & Staples Retailing - 0.7%
149,978	PriceSmart, Inc.	13,827,972

	Health Care Equipment & Services - 4.1%
367,030	Patterson Cos., Inc.	16,600,767
286,931	STERIS plc	19,930,227
69,192	Teleflex, Inc.	13,404,566
211,143	Varian Medical Systems, Inc.*	19,241,462

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

171,913	Veeva Systems, Inc. Class A*	$8,815,699

		77,992,721

	Insurance - 5.9%
29,541	Alleghany Corp.*	18,157,671
38,507	Fairfax Financial Holdings Ltd.	17,524,109
322,714	FNF Group	12,566,483
38,387	Markel Corp.*	37,460,338
15,486	White Mountains Insurance Group Ltd.	13,625,822
214,140	WR Berkley Corp.	15,124,708

		114,459,131

	Materials - 3.6%
264,459	Ball Corp.	19,638,725
275,763	Packaging Corp. of America	25,265,406
40,389	Sherwin-Williams Co.	12,528,264
202,513	Silgan Holdings, Inc.	12,021,172

		69,453,567

	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
224,498	Agios Pharmaceuticals, Inc.*	13,110,683
494,027	Alkermes plc*	28,900,579
172,133	Alnylam Pharmaceuticals, Inc.*	8,821,816
184,335	Bluebird Bio, Inc.*	16,756,052
195,304	Clovis Oncology, Inc.*	12,435,006
518,996	Ionis Pharmaceuticals, Inc.*	20,863,639
935,617	Ironwood Pharmaceuticals, Inc.*	15,961,626
55,177	Mettler-Toledo International, Inc.*	26,424,817
296,822	Neurocrine Biosciences, Inc.*	12,852,393
371,840	Puma Biotechnology, Inc.*	13,832,448
161,925	TESARO, Inc.*	24,915,400
196,928	Ultragenyx Pharmaceutical, Inc.*	13,347,780
117,095	Waters Corp.*	18,303,119

		226,525,358

	Retailing - 2.9%
214,852	Advance Auto Parts, Inc.	31,853,957
407,844	CarMax, Inc.*	24,152,522

		56,006,479

	Semiconductors & Semiconductor Equipment - 1.4%
301,528	MKS Instruments, Inc.	20,730,050
92,436	Silicon Laboratories, Inc.*	6,798,668

		27,528,718

	Software & Services - 18.1%
423,517	Akamai Technologies, Inc.*	25,283,965
268,065	Blackbaud, Inc.	20,552,544
736,108	Cadence Design Systems, Inc.*	23,113,791
75,124	CoStar Group, Inc.*	15,567,195
1,599,834	Genpact Ltd.	39,611,890
471,200	Global Payments, Inc.	38,016,416
421,954	Guidewire Software, Inc.*	23,768,669
198,962	ServiceNow, Inc.*	17,403,206
218,899	Teradata Corp.*	6,812,137
446,243	Total System Services, Inc.	23,856,151
360,966	Vantiv, Inc. Class A*	23,145,140
440,222	VeriSign, Inc.*	38,347,738
260,435	WEX, Inc.*	26,955,023
272,495	Zillow Group, Inc. Class A*	9,213,056
498,011	Zillow Group, Inc. Class C*	16,768,030

		348,414,951

	Technology Hardware & Equipment - 7.2%
506,800	CDW Corp. of Delaware	29,247,428
397,621	CommScope Holding Co., Inc.*	16,584,772
278,892	Finisar Corp.*	7,624,907
215,734	II-VI, Inc.*	7,777,211

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

262,297	Keysight Technologies, Inc.*		$	9,479,414
937,606	National Instruments Corp.			30,528,451
1,178,648	Trimble, Inc.*			37,728,522

				138,970,705

	Transportation - 6.1%
258,681	Alaska Air Group, Inc.			23,855,562
44,363	AMERCO			16,910,732
337,496	Genesee & Wyoming, Inc. Class A*			22,902,479
163,857	J.B. Hunt Transport Services, Inc.			15,032,241
1,036,586	JetBlue Airways Corp.*			21,364,037
327,265	Spirit Airlines, Inc.*			17,367,954

				117,433,005

	Utilities - 2.3%
143,492	Black Hills Corp.			9,537,913
265,327	NiSource, Inc.			6,312,129
589,816	UGI Corp.			29,136,911

				44,986,953

	Total Common Stocks (cost $1,503,854,759)		$	1,929,829,151

	Total Long-Term Investments (cost $1,503,854,759)			1,929,829,151

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
33,397,287	Fidelity Institutional Government Fund, Institutional Class			33,397,287

	Total Short-Term Investments (cost $33,397,287)		$	33,397,287

	Total Investments (cost $1,537,252,046)^	101.8%	$	1,963,226,438
	Other Assets and Liabilities	(1.8)%		(33,924,483)

	Total Net Assets	100.0%	$	1,929,301,955

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	455,159,777
Unrealized Depreciation		(29,185,385)

Net Unrealized Appreciation	$	425,974,392

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,824,010	$27,824,010	$—	$—
Banks	98,725,931	98,725,931	—	—
Capital Goods	185,425,174	185,425,174	—	—
Commercial & Professional Services	154,858,682	154,858,682	—	—
Consumer Durables & Apparel	33,552,064	33,552,064	—	—
Consumer Services	21,383,597	21,383,597	—	—
Diversified Financials	90,113,664	90,113,664	—	—
Energy	82,346,469	82,346,469	—	—
Food & Staples Retailing	13,827,972	13,827,972	—	—
Health Care Equipment & Services	77,992,721	77,992,721	—	—
Insurance	114,459,131	114,459,131	—	—
Materials	69,453,567	69,453,567	—	—
Pharmaceuticals, Biotechnology & Life Sciences	226,525,358	226,525,358	—	—
Retailing	56,006,479	56,006,479	—	—
Semiconductors & Semiconductor Equipment	27,528,718	27,528,718	—	—
Software & Services	348,414,951	348,414,951	—	—
Technology Hardware & Equipment	138,970,705	138,970,705	—	—
Transportation	117,433,005	117,433,005	—	—
Utilities	44,986,953	44,986,953	—	—
Short-Term Investments	33,397,287	33,397,287	—	—

Total	$1,963,226,438	$1,963,226,438	$—	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.3%
	Automobiles & Components - 1.8%
186,983	Goodyear Tire & Rubber Co.	$	6,731,388

	Banks - 13.2%
87,302	Bank of the Ozarks, Inc.		4,540,577
85,554	BankUnited, Inc.		3,192,020
171,102	Comerica, Inc.		11,734,175
67,501	IBERIABANK Corp.		5,339,329
94,470	MB Financial, Inc.		4,045,206
90,395	Provident Financial Services, Inc.		2,336,711
47,838	South State Corp.		4,274,325
111,746	Sterling Bancorp		2,648,380
39,182	Western Alliance Bancorp*		1,923,444
257,581	Zions Bancorp		10,818,402

			50,852,569

	Capital Goods - 7.4%
75,312	Generac Holdings, Inc.*		2,807,631
40,674	Hubbell, Inc. Class B		4,882,914
114,610	Milacron Holdings Corp.*		2,132,892
85,601	Moog, Inc. Class A*		5,765,227
539,809	Sanwa Holdings Corp.		5,066,810
80,831	Sensata Technologies Holding N.V.*		3,529,890
61,490	WESCO International, Inc.*		4,276,630

			28,461,994

	Commercial & Professional Services - 1.6%
76,743	Clean Harbors, Inc.*		4,268,445
44,705	IHS Markit Ltd.*		1,875,375

			6,143,820

	Consumer Durables & Apparel - 4.6%
126,516	D.R. Horton, Inc.		4,214,248
35,438,883	Global Brands Group Holding Ltd.*		3,789,072
130,035	Lennar Corp. Class A		6,656,491
77,965	Toll Brothers, Inc.*		2,815,316

			17,475,127

	Consumer Services - 1.7%
129,514	Norwegian Cruise Line Holdings Ltd.*		6,570,245

	Diversified Financials - 0.7%
32,940	Raymond James Financial, Inc.		2,512,004

	Energy - 7.3%
415,600	Cobalt International Energy, Inc.*		221,681
104,346	Delek US Holdings, Inc.		2,532,477
104,205	Diamondback Energy, Inc.*		10,807,622
44,131	Energen Corp.*		2,402,492
35,371	HollyFrontier Corp.		1,002,414
178,219	Newfield Exploration Co.*		6,578,063
291,014	QEP Resources, Inc.*		3,698,788
320,000	Trican Well Service Ltd.*		974,546

			28,218,083

	Food, Beverage & Tobacco - 2.3%
26,636	Ingredion, Inc.		3,207,774
64,175	Post Holdings, Inc.*		5,616,596

			8,824,370

	Health Care Equipment & Services - 5.0%
124,513	Acadia Healthcare Co., Inc.*		5,428,767
242,875	Brookdale Senior Living, Inc.*		3,261,811
87,260	Envision Healthcare Corp.*		5,350,783
76,955	STERIS plc		5,345,295

			19,386,656

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Insurance - 8.9%
35,766	Assurant, Inc.	$	3,421,733
214,504	CNO Financial Group, Inc.		4,397,332
37,608	Hanover Insurance Group, Inc.		3,386,977
69,978	Reinsurance Group of America, Inc.		8,885,806
134,293	Unum Group		6,296,999
199,121	XL Group Ltd.		7,936,963

			34,325,810

	Materials - 9.1%
89,545	Bemis Co., Inc.		4,375,169
61,733	Cabot Corp.		3,698,424
83,896	Celanese Corp. Series A		7,538,056
43,493	Crown Holdings, Inc.*		2,302,954
141,898	Louisiana-Pacific Corp.*		3,521,908
101,879	Methanex Corp.		4,778,125
42,205	Reliance Steel & Aluminum Co.		3,377,244
81,695	Westlake Chemical Corp.		5,395,955

			34,987,835

	Media - 1.6%
40,838	Interpublic Group of Cos., Inc.		1,003,390
82,495	John Wiley & Sons, Inc. Class A		4,438,231
21,598	Quebecor, Inc. Class B		666,040

			6,107,661

	Real Estate - 7.7%
56,936	American Assets Trust, Inc. REIT		2,382,202
65,260	Equity LifeStyle Properties, Inc. REIT		5,028,936
46,623	Extra Space Storage, Inc. REIT		3,468,285
74,093	Forest City Realty Trust, Inc. Class A REIT		1,613,745
55,247	LaSalle Hotel Properties REIT		1,599,401
35,219	Life Storage, Inc. REIT		2,892,184
53,609	PS Business Parks, Inc. REIT		6,152,169
275,012	STORE Capital Corp. REIT		6,567,287

			29,704,209

	Semiconductors & Semiconductor Equipment - 5.9%
197,819	Microsemi Corp.*		10,193,613
83,714	Qorvo, Inc.*		5,739,432
145,914	Silicon Motion Technology Corp. ADR		6,821,480

			22,754,525

	Software & Services - 2.8%
142,211	Booz Allen Hamilton Holding Corp.		5,032,847
155,289	SS&C Technologies Holdings, Inc.		5,497,231
2,738	VeriSign, Inc.*		238,507

			10,768,585

	Technology Hardware & Equipment - 7.5%
30,700	Acacia Communications, Inc.*		1,799,634
129,307	Arrow Electronics, Inc.*		9,492,427
148,638	CommScope Holding Co., Inc.*		6,199,691
56,111	Harris Corp.		6,243,471
142,725	Keysight Technologies, Inc.*		5,158,081

			28,893,304

	Telecommunication Services - 0.9%
61,492	Millicom International Cellular S.A.		3,428,843

	Transportation - 3.1%
87,465	Genesee & Wyoming, Inc. Class A*		5,935,375
187,489	Knight Transportation, Inc.		5,877,780

			11,813,155

	Utilities - 5.2%
166,191	Alliant Energy Corp.		6,582,826
130,149	Great Plains Energy, Inc.		3,802,954

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

191,846	UGI Corp.		$	9,477,192

				19,862,972

	Total Common Stocks (cost $306,836,812)		$	377,823,155

	Total Long-Term Investments (cost $306,836,812)			377,823,155

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
6,660,583	Morgan Stanley Institutional Liquidity Funds, Institutional Class			6,660,583

	Total Short-Term Investments (cost $6,660,583)		$	6,660,583

	Total Investments (cost $313,497,395)^	100.0%	$	384,483,738
	Other Assets and Liabilities	0.0%		(13,824)

	Total Net Assets	100.0%	$	384,469,914

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	87,965,016
Unrealized Depreciation		(16,978,673)

Net Unrealized Appreciation	$	70,986,343

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,731,388	$6,731,388	$—	$—
Banks	50,852,569	50,852,569	—	—
Capital Goods	28,461,994	23,395,184	5,066,810	—
Commercial & Professional Services	6,143,820	6,143,820	—	—
Consumer Durables & Apparel	17,475,127	13,686,055	3,789,072	—
Consumer Services	6,570,245	6,570,245	—	—
Diversified Financials	2,512,004	2,512,004	—	—
Energy	28,218,083	28,218,083	—	—
Food, Beverage & Tobacco	8,824,370	8,824,370	—	—
Health Care Equipment & Services	19,386,656	19,386,656	—	—
Insurance	34,325,810	34,325,810	—	—
Materials	34,987,835	34,987,835	—	—
Media	6,107,661	6,107,661	—	—
Real Estate	29,704,209	29,704,209	—	—
Semiconductors & Semiconductor Equipment	22,754,525	22,754,525	—	—
Software & Services	10,768,585	10,768,585	—	—
Technology Hardware & Equipment	28,893,304	28,893,304	—	—
Telecommunication Services	3,428,843	—	3,428,843	—
Transportation	11,813,155	11,813,155	—	—
Utilities	19,862,972	19,862,972	—	—
Short-Term Investments	6,660,583	6,660,583	—	—

Total	$384,483,738	$372,199,013	$12,284,725	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 94.7%
	Automobiles & Components - 0.8%
217,228	Fox Factory Holding Corp.*	$	6,234,444
4,322	Tenneco, Inc.		269,779
1,458	Visteon Corp.*		142,811

			6,647,034

	Banks - 5.7%
2,426	FCB Financial Holdings, Inc. Class A*		120,208
2,863	First Hawaiian, Inc.		85,661
4,950	First Merchants Corp.		194,634
408,658	FNB Corp.		6,076,744
2,964	Great Western Bancorp, Inc.		125,703
2,305	IBERIABANK Corp.		182,326
276,003	MB Financial, Inc.		11,818,448
11,632	MGIC Investment Corp.*		117,832
2,990	Sandy Spring Bancorp, Inc.		122,560
597,155	Sterling Bancorp		14,152,574
156,930	United Community Banks, Inc.		4,345,392
195,383	Western Alliance Bancorp*		9,591,352

			46,933,434

	Capital Goods - 10.7%
5,600	AAON, Inc.		197,960
460,855	Advanced Drainage Systems, Inc.		10,092,724
360,531	Altra Industrial Motion Corp.		14,042,682
2,042	American Woodmark Corp.*		187,456
119,150	Applied Industrial Technologies, Inc.		7,369,427
3,182	Armstrong World Industries, Inc.*		146,531
3,745	Astronics Corp.*		118,829
2,913	AZZ, Inc.		173,323
1,714	Esterline Technologies Corp.*		147,490
4,554	Generac Holdings, Inc.*		169,773
2,058	Heico Corp. Class A		154,350
2,832	ITT, Inc.		116,169
1,400	JELD-WEN Holding, Inc.*		45,990
470	Lennox International, Inc.		78,631
173,648	Masonite International Corp.*		13,761,604
104,310	Middleby Corp.*		14,233,099
402,491	Milacron Holdings Corp.*		7,490,358
74,892	Regal-Beloit Corp.		5,665,580
232,265	Rexnord Corp.*		5,360,676
3,041	SiteOne Landscape Supply, Inc.*		147,215
1,708	Teledyne Technologies, Inc.*		215,994
1,750	Toro Co.		109,305
4,327	Welbilt, Inc.*		84,939
105,223	WESCO International, Inc.*		7,318,260

			87,428,365

	Commercial & Professional Services - 1.7%
132,041	Clean Harbors, Inc.*		7,344,120
2,637	Deluxe Corp.		190,312
3,170	Exponent, Inc.		188,773
2,079	GP Strategies Corp.*		52,599
2,535	Huron Consulting Group, Inc.*		106,724
4,539	On Assignment, Inc.*		220,278
74,512	WageWorks, Inc.*		5,387,218

			13,490,024

	Consumer Durables & Apparel - 3.7%
2,124	Carter’s, Inc.		190,735
94,776	iRobot Corp.*		6,268,485
240,177	Kate Spade & Co.*		5,579,312
74,133	Oxford Industries, Inc.		4,244,855
159,180	Steven Madden Ltd.*		6,136,389
5,158	TopBuild Corp.*		242,426

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

311,694	Wolverine World Wide, Inc.	$	7,782,999

			30,445,201

	Consumer Services - 8.3%
9,695	Bloomin’ Brands, Inc.		191,282
280,519	ClubCorp Holdings, Inc.		4,502,330
3,742	Dunkin’ Brands Group, Inc.		204,613
188,426	Hyatt Hotels Corp. Class A*		10,171,236
10,971	La Quinta Holdings, Inc.*		148,328
130,128	Marriott Vacations Worldwide Corp.		13,003,691
64,674	Panera Bread Co. Class A*		16,936,180
1,508	Papa John’s International, Inc.		120,700
660,185	Planet Fitness, Inc. Class A		12,721,765
349,410	Wingstop, Inc.		9,881,315

			67,881,440

	Diversified Financials - 0.9%
3,532	Evercore Partners, Inc. Class A		275,143
3,788	Financial Engines, Inc.		164,967
1,200	OneMain Holdings, Inc.*		29,820
715,419	WisdomTree Investments, Inc.		6,496,005

			6,965,935

	Energy - 2.5%
315,619	Centennial Resource Development, Inc. Class A*		5,753,734
44,489	Centennial Resource Development, Inc. PIPE Class A*(1)(2)		757,699
1,939	PDC Energy, Inc.*		120,897
6,800	ProPetro Holding Corp.*		87,652
355,151	QEP Resources, Inc.*		4,513,969
2,758	Resolute Energy Corp.*		111,423
2,275	RSP Permian, Inc.*		94,253
6,600	WildHorse Resource Development Corp.*		82,104
680,812	WPX Energy, Inc.*		9,116,073

			20,637,804

	Food & Staples Retailing - 0.1%
1,557	Casey’s General Stores, Inc.		174,773
2,179	PriceSmart, Inc.		200,904

			375,677

	Food, Beverage & Tobacco - 0.0%
5,623	Hostess Brands, Inc.*		89,237
1,252	Post Holdings, Inc.*		109,575
1,998	TreeHouse Foods, Inc.*		169,151

			367,963

	Health Care Equipment & Services - 9.2%
39,542	ABIOMED, Inc.*		4,950,659
228,533	Acadia Healthcare Co., Inc.*		9,964,039
141,823	Align Technology, Inc.*		16,268,516
3,368	Anika Therapeutics, Inc.*		146,306
362	Atrion Corp.		169,488
5,016	Cardiovascular Systems, Inc.*		141,827
7,137	Globus Medical, Inc. Class A*		211,398
1,404	ICU Medical, Inc.*		214,391
431,634	Insulet Corp.*		18,599,109
3,502	Integra LifeSciences Holdings Corp.*		147,539
5,605	Natus Medical, Inc.*		219,996
123,713	Nevro Corp.*		11,591,908
1,935	NuVasive, Inc.*		144,506
4,853	Omnicell, Inc.*		197,275
3,501	Orthofix International N.V.*		133,563
1,813	U.S. Physical Therapy, Inc.		118,389
227,166	Veeva Systems, Inc. Class A*		11,649,073
997	WellCare Health Plans, Inc.*		139,789

			75,007,771

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Insurance - 0.0%
2,965	AMERISAFE, Inc.	$	192,429
3,557	James River Group Holdings Ltd.		152,453

			344,882

	Materials - 4.0%
5,998	Boise Cascade Co.*		160,147
14,542	Graphic Packaging Holding Co.		187,156
147,513	Ingevity Corp.*		8,976,166
273,955	KapStone Paper & Packaging Corp.		6,328,360
5,233	Louisiana-Pacific Corp.*		129,883
12,416	OMNOVA Solutions, Inc.*		122,918
1,251,035	Platform Specialty Products Corp.*		16,288,476
6,085	PolyOne Corp.		207,438
3,593	Summit Materials, Inc. Class A*		88,783

			32,489,327

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
206,843	Aerie Pharmaceuticals, Inc.*		9,380,330
1,192	Agios Pharmaceuticals, Inc.*		69,613
33,791	Aimmune Therapeutics, Inc.*		734,278
196,229	Alder Biopharmaceuticals, Inc.*		4,081,563
12,562	Amicus Therapeutics, Inc.*		89,567
8,369	Aratana Therapeutics, Inc.*		44,356
73,420	Bluebird Bio, Inc.*		6,673,878
93,569	Blueprint Medicines Corp.*		3,741,824
1,700	Calithera Biosciences, Inc.*		19,635
6,493	Catalent, Inc.*		183,882
3,881	Coherus Biosciences, Inc.*		82,083
139,690	Five Prime Therapeutics, Inc.*		5,049,794
4,424	Flexion Therapeutics, Inc.*		119,050
96,006	Galapagos N.V. ADR*		8,274,757
182,406	Global Blood Therapeutics, Inc.*		6,721,661
4,333	GlycoMimetics, Inc.*		23,528
3,260	INC Research Holdings, Inc. Class A*		149,471
6,191	Intersect ENT, Inc.*		106,176
110,440	Ionis Pharmaceuticals, Inc.*		4,439,688
295,468	Ironwood Pharmaceuticals, Inc.*		5,040,684
600	Jounce Therapeutics, Inc.*		13,194
2,187	Loxo Oncology, Inc.*		92,029
3,861	Medicines Co.*		188,803
2,468	Neurocrine Biosciences, Inc.*		106,864
247,235	Otonomy, Inc.*		3,028,629
3,794	Portola Pharmaceuticals, Inc.*		148,687
55,091	TESARO, Inc.*		8,476,852
641	Trevena, Inc.*		2,352
85,468	Ultragenyx Pharmaceutical, Inc.*		5,793,021

			72,876,249

	Real Estate - 4.4%
147,269	Coresite Realty Corp. REIT		13,261,573
5,580	HFF, Inc. Class A REIT		154,399
602,551	Kennedy-Wilson Holdings, Inc. REIT		13,376,632
314,226	LaSalle Hotel Properties REIT		9,096,843
10,194	Sunstone Hotel Investors, Inc. REIT		156,274

			36,045,721

	Retailing - 1.6%
5,016,400	Allstar Co.*(1)(2)(3)		2,407,872
1,223	Burlington Stores, Inc.*		118,986
4,529	Core-Mark Holding Co., Inc.		141,259
3,939	Five Below, Inc.*		170,598
5,368	Michaels Cos., Inc.*		120,190
105,171	Monro Muffler Brake, Inc.		5,479,409
104,986	Tory Burch LLC*(1)(2)(3)		4,413,600
4,110	Wayfair, Inc. Class A*		166,414

			13,018,328

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Semiconductors & Semiconductor Equipment - 7.3%
385,587	Advanced Micro Devices, Inc.*	$	5,610,291
151,651	Cavium, Inc.*		10,867,311
2,642	Cirrus Logic, Inc.*		160,343
217,718	Impinj, Inc.*		6,590,324
9,432	Integrated Device Technology, Inc.*		223,255
221,438	MACOM Technology Solutions Holdings, Inc.*		10,695,455
292,142	MaxLinear, Inc. Class A*		8,194,583
4,029	MKS Instruments, Inc.		276,994
744,824	Tower Semiconductor Ltd.*		17,168,193

			59,786,749

	Software & Services - 15.8%
200,737	2U, Inc.*		7,961,229
2,686	Aspen Technology, Inc.*		158,259
2,568	Blackbaud, Inc.		196,889
143,200	Blackhawk Network Holdings, Inc.*		5,813,920
2,480	Bottomline Technologies de, Inc.*		58,652
99,221	BroadSoft, Inc.*		3,988,684
1,269	CACI International, Inc. Class A*		148,854
5,767	Cardtronics plc Class A*		269,607
1,805	Cass Information Systems, Inc.		119,310
45,785	CoStar Group, Inc.*		9,487,568
1,837	Envestnet, Inc.*		59,335
2,222	EPAM Systems, Inc.*		167,805
3,655	Exlservice Holdings, Inc.*		173,101
109,601	Fair Isaac Corp.		14,133,049
7,736	Five9, Inc.*		127,335
5,159	GrubHub, Inc.*		169,680
3,100	Guidewire Software, Inc.*		174,623
215,596	HubSpot, Inc.*		13,054,338
2,626	j2 Global, Inc.		220,348
610,441	Just Eat plc*		4,323,601
2,257	LogMeIn, Inc.		220,057
2,997	MAXIMUS, Inc.		186,413
307,123	Mimecast Ltd.*		6,876,484
58,388	Nutanix, Inc. Class A*		1,095,943
3,862	Pegasystems, Inc.		169,349
67,922	Proofpoint, Inc.*		5,050,680
2,727	PTC, Inc.*		143,304
2,002	Q2 Holdings, Inc.*		69,770
68,026	Stamps.com, Inc.*		8,050,877
3,230	Take-Two Interactive Software, Inc.*		191,442
1,069,389	Telogis, Inc.*(1)(2)(3)		3,400,657
105,649	Trade Desk, Inc. Class A*		3,935,425
679	Tyler Technologies, Inc.*		104,946
57,168	Ultimate Software Group, Inc.*		11,159,765
77,720	WEX, Inc.*		8,044,020
181,797	Wix.com Ltd.*		12,344,016
4,322	Zendesk, Inc.*		121,189
223,049	Zillow Group, Inc. Class C*		7,510,060

			129,480,584

	Technology Hardware & Equipment - 4.8%
400	Acacia Communications, Inc.*		23,448
87,377	Arista Networks, Inc.*		11,557,356
6,131	Ciena Corp.*		144,753
30,148	Coherent, Inc.*		6,199,635
1,348	ePlus, Inc.*		182,047
180,527	II-VI, Inc.*		6,507,998
3,082	Itron, Inc.*		187,077
2,881	NetScout Systems, Inc.*		109,334
624,555	Oclaro, Inc.*		6,133,130
2,001	Rogers Corp.*		171,826
89,559	Zebra Technologies Corp. Class A*		8,172,259

			39,388,863

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Telecommunication Services - 0.0%
10,562	ORBCOMM, Inc.*		$	100,867
12,321	Vonage Holdings Corp.*			77,869

				178,736

	Transportation - 4.3%
5,084	Celadon Group, Inc.			33,300
2,055	Genesee & Wyoming, Inc. Class A*			139,452
544,206	Knight Transportation, Inc.			17,060,858
3,912	Marten Transport Ltd.			91,737
155,817	Spirit Airlines, Inc.*			8,269,208
445,474	Swift Transportation Co.*			9,150,036

				34,744,591

	Total Common Stocks (cost $664,994,724)		$	774,534,678

Exchange Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
3,516	iShares Russell 2000 Growth ETF			568,397

	Total Exchange Traded Funds (cost $541,196)		$	568,397

Preferred Stocks - 3.6%
	Consumer Services - 0.2%
277,018	DraftKings, Inc. Series D *(1)(2)(3)		$	747,948
252,844	DraftKings, Inc. Series D-1 *(1)(2)(3)			821,743

				1,569,691

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,420	Sancilio & Co., Inc. *(1)(2)(3)			290,199

	Retailing - 0.3%
74,004	Honest Co. *(1)(2)(3)			2,592,360

	Software & Services - 3.0%
169,989	Cloudera, Inc. *(1)(2)(3)			3,544,271
410,300	MarkLogic Corp. Series F *(1)(2)(3)			4,316,356
1,456,330	Telogis, Inc. *(1)(2)(3)			6,411,347
157,023	Veracode, Inc. *(1)(2)(3)			6,067,369
1,026,132	Zuora, Inc. Series F *(1)(2)(3)			4,340,538

				24,679,881

	Total Preferred Stocks (cost $24,350,569)		$	29,132,131

	Total Long-Term Investments (cost $689,886,489)			804,235,206

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
4,411,278	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class			4,411,278

	Total Short-Term Investments (cost $4,411,278)		$	4,411,278

	Total Investments (cost $694,297,767)^	98.9%	$	808,646,484
	Other Assets and Liabilities	1.1%		9,109,093

	Total Net Assets	100.0%	$	817,755,577

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	141,210,325
Unrealized Depreciation		(26,861,608)

Net Unrealized Appreciation	$	114,348,717

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of these securities was $40,111,959, which represents 4.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
08/2011	5,016,400	Allstar Co.	$	2,182,228
12/2016	44,489	Centennial Resource Development, Inc. PIPE Class A		646,870
02/2014	169,989	Cloudera, Inc. Preferred		2,475,040
08/2015	277,018	DraftKings, Inc. Series D Preferred		1,491,990
08/2015	252,844	DraftKings, Inc. Series D-1 Preferred		1,938,153
08/2015	74,004	Honest Co. Preferred		3,386,053
04/2015	410,300	MarkLogic Corp. Series F Preferred		4,765,306
07/2015	92,420	Sancilio & Co., Inc. Preferred		290,199
09/2013	1,069,389	Telogis, Inc.		2,118,567
09/2013	1,456,330	Telogis, Inc. Preferred		3,205,674
11/2013	104,986	Tory Burch LLC		8,228,416
08/2014	157,023	Veracode, Inc. Preferred		2,899,571
01/2015	1,026,132	Zuora, Inc. Series F Preferred		3,898,583

			$	37,526,650

At March 31, 2017, the aggregate value of these securities was $40,111,959, which represents 4.9% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $39,354,260, which represents 4.8% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,647,034	$6,647,034	$—	$—
Banks	46,933,434	46,933,434	—	—
Capital Goods	87,428,365	87,428,365	—	—
Commercial & Professional Services	13,490,024	13,490,024	—	—
Consumer Durables & Apparel	30,445,201	30,445,201	—	—
Consumer Services	67,881,440	67,881,440	—	—
Diversified Financials	6,965,935	6,965,935	—	—
Energy	20,637,804	19,880,105	—	757,699
Food & Staples Retailing	375,677	375,677	—	—
Food, Beverage & Tobacco	367,963	367,963	—	—
Health Care Equipment & Services	75,007,771	75,007,771	—	—
Insurance	344,882	344,882	—	—
Materials	32,489,327	32,489,327	—	—
Pharmaceuticals, Biotechnology & Life Sciences	72,876,249	72,876,249	—	—
Real Estate	36,045,721	36,045,721	—	—
Retailing	13,018,328	6,196,856	—	6,821,472
Semiconductors & Semiconductor Equipment	59,786,749	59,786,749	—	—
Software & Services	129,480,584	121,756,326	4,323,601	3,400,657
Technology Hardware & Equipment	39,388,863	39,388,863	—	—
Telecommunication Services	178,736	178,736	—	—
Transportation	34,744,591	34,744,591	—	—
Exchange Traded Funds	568,397	568,397	—	—
Preferred Stocks	29,132,131	—	—	29,132,131
Short-Term Investments	4,411,278	4,411,278	—	—

Total	$808,646,484	$764,210,924	$4,323,601	$40,111,959

(1) For the three-month period ended March 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $5,223,251 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2017:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$14,370,854	$32,924,650	$47,295,504
Purchases	-	-	-
Sales	-	(2,049,696)	(2,049,696)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	554,283	554,283
Net change in unrealized appreciation/depreciation	(3,391,026)	2,926,145	(464,881)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(5,223,251)	(5,223,251)

Ending balance	$10,979,828	$29,132,131	$40,111,959

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2017 was $(464,881).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Banks - 2.2%
265,654	PNC Financial Services Group, Inc.	$31,942,237

	Capital Goods - 9.4%
96,913	General Dynamics Corp.	18,142,114
264,738	Honeywell International, Inc.	33,057,834
132,567	Lockheed Martin Corp.	35,474,929
93,760	Northrop Grumman Corp.	22,299,878
266,537	United Technologies Corp.	29,908,117

		138,882,872

	Consumer Durables & Apparel - 5.5%
985,153	NIKE, Inc. Class B	54,902,577
494,563	VF Corp.	27,186,128

		82,088,705

	Consumer Services - 2.0%
233,667	McDonald’s Corp.	30,285,580

	Diversified Financials - 3.5%
372,662	American Express Co.	29,481,291
57,980	BlackRock, Inc.	22,235,910

		51,717,201

	Energy - 3.9%
360,204	Exxon Mobil Corp.	29,540,330
370,628	Schlumberger Ltd.	28,946,047

		58,486,377

	Food & Staples Retailing - 7.2%
309,278	Costco Wholesale Corp.	51,862,828
316,309	CVS Health Corp.	24,830,256
352,981	Walgreens Boots Alliance, Inc.	29,315,072

		106,008,156

	Food, Beverage & Tobacco - 7.0%
874,288	Coca-Cola Co.	37,104,783
1,081,302	Diageo plc	30,963,284
312,257	PepsiCo, Inc.	34,929,068

		102,997,135

	Health Care Equipment & Services - 9.3%
456,229	Cardinal Health, Inc.	37,205,475
200,916	McKesson Corp.	29,787,806
455,150	Medtronic plc	36,666,884
202,061	UnitedHealth Group, Inc.	33,140,025

		136,800,190

	Household & Personal Products - 3.8%
503,278	Colgate-Palmolive Co.	36,834,917
211,904	Procter & Gamble Co.	19,039,574

		55,874,491

	Insurance - 5.0%
297,399	Chubb Ltd.	40,520,614
453,351	Marsh & McLennan Cos., Inc.	33,498,105

		74,018,719

	Materials - 3.5%
177,629	Ecolab, Inc.	22,264,019
249,871	Praxair, Inc.	29,634,700

		51,898,719

	Media - 1.5%
201,013	Walt Disney Co.	22,792,864

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
146,213	Amgen, Inc.	23,989,167
239,381	Johnson & Johnson	29,814,904

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

506,567	Merck & Co., Inc.		$	32,187,267
65,800	Roche Holding AG			16,827,271

				102,818,609

	Real Estate - 3.8%
194,511	American Tower Corp. REIT			23,640,867
146,952	Public Storage REIT			32,169,262

				55,810,129

	Retailing - 5.2%
9,440,100	Allstar Co.*(1)(2)(3)			4,531,248
366,784	Lowe’s Cos., Inc.			30,153,313
526,681	TJX Cos., Inc.			41,649,933

				76,334,494

	Software & Services - 11.0%
298,865	Accenture plc Class A			35,827,936
355,685	Automatic Data Processing, Inc.			36,418,587
807,201	Microsoft Corp.			53,162,258
416,521	Visa, Inc. Class A			37,016,222

				162,425,003

	Transportation - 7.8%
518,248	Canadian National Railway Co.			38,253,355
336,996	Union Pacific Corp.			35,694,616
386,003	United Parcel Service, Inc. Class B			41,418,122

				115,366,093

	Total Common Stocks (cost $1,164,555,436)		$	1,456,547,574

	Total Long-Term Investments (cost $1,164,555,436)			1,456,547,574
Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
18,981,212	Fidelity Institutional Government Fund, Institutional Class			18,981,212

	Total Short-Term Investments (cost $18,981,212)		$	18,981,212

	Total Investments (cost $1,183,536,648)^	99.9%	$	1,475,528,786
	Other Assets and Liabilities	0.1%		1,330,930

	Total Net Assets	100.0%	$	1,476,859,716

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	301,714,765
Unrealized Depreciation		(9,722,627)

Net Unrealized Appreciation	$	291,992,138

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of this security was $4,531,248, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	9,440,100	Allstar Co.	$4,106,619

At March 31, 2017, the aggregate value of these securities was $4,531,248, which represents 0.3% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2017, the aggregate value of this security was $4,531,248, which represents 0.3% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$31,942,237	$31,942,237	$—	$—
Capital Goods	138,882,872	138,882,872	—	—
Consumer Durables & Apparel	82,088,705	82,088,705	—	—
Consumer Services	30,285,580	30,285,580	—	—
Diversified Financials	51,717,201	51,717,201	—	—
Energy	58,486,377	58,486,377	—	—
Food & Staples Retailing	106,008,156	106,008,156	—	—
Food, Beverage & Tobacco	102,997,135	72,033,851	30,963,284	—
Health Care Equipment & Services	136,800,190	136,800,190	—	—
Household & Personal Products	55,874,491	55,874,491	—	—
Insurance	74,018,719	74,018,719	—	—
Materials	51,898,719	51,898,719	—	—
Media	22,792,864	22,792,864	—	—
Pharmaceuticals, Biotechnology & Life Sciences	102,818,609	85,991,338	16,827,271	—
Real Estate	55,810,129	55,810,129	—	—
Retailing	76,334,494	71,803,246	—	4,531,248
Software & Services	162,425,003	162,425,003	—	—
Transportation	115,366,093	115,366,093	—	—
Short-Term Investments	18,981,212	18,981,212	—	—

Total	$1,475,528,786	$1,423,206,983	$47,790,555	$4,531,248

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 31.8%
	Asset-Backed - Automobile - 0.9%
$3,138,974	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$3,151,223
3,382,670	Credit Acceptance Auto Loan Trust 1.88%, 03/15/2022(1)	3,386,707
	First Investors Auto Owner Trust
4,057,150	1.67%, 11/16/2020(1)	4,059,328
1,750,000	2.39%, 11/16/2020(1)	1,758,993
1,260,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	1,262,265
4,664,889	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	4,681,016
	Santander Drive Auto Receivables Trust
430,355	1.82%, 05/15/2019	430,445
731,557	2.25%, 06/17/2019	733,517
2,999,123	2.36%, 04/15/2020	3,009,050

		22,472,544

	Asset-Backed - Finance & Insurance - 15.6%
9,180,000	American Money Management Corp. 2.49%, 07/27/2026(1)(2)	9,176,374
	Apidos CLO
6,015,000	2.48%, 01/19/2025(1)(2)	6,012,480
2,555,000	2.87%, 07/15/2023(1)(2)	2,552,713
7,610,000	Atlas Senior Loan Fund Ltd. 2.28%, 10/15/2026(1)(2)	7,610,594
790,000	Atrium CDO Corp. 2.14%, 07/16/2025(1)(2)	790,621
	Avery Point IV CLO Ltd.
10,050,000	2.56%, 04/25/2026(1)(2)	10,044,975
10,050,000	2.67%, 04/25/2026	10,050,000
2,330,000	Babson CLO Ltd. 2.18%, 07/20/2025(1)(2)	2,334,506
7,115,000	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(2)	7,353,146
	BlueMountain CLO Ltd.
7,375,000	2.15%, 04/15/2025	7,375,000
7,995,000	2.28%, 04/30/2026(1)(2)	7,992,338
1,141,792	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	1,103,725
7,890,000	Carlyle Global Market Strategies Ltd. 2.51%, 04/27/2027(1)(2)	7,887,207
	Cent CLO Ltd.
6,240,000	0.00%, 07/27/2026(1)(2)	6,240,967
8,090,000	2.51%, 04/17/2026(1)(2)	8,086,707
9,345,000	2.52%, 01/25/2026(1)(2)	9,341,309
3,115,000	3.07%, 04/17/2026(1)(2)	3,116,517
8,960,000	CIFC Funding Ltd. 2.24%, 05/24/2026(1)(2)	8,957,885
18,088	Consumer Credit Origination Loan Trust 2.82%, 03/15/2021(1)	18,089
	Dryden Senior Loan Fund
6,710,000	2.45%, 07/15/2027(1)(2)	6,729,667
7,852,000	2.45%, 10/15/2028(1)(2)	7,887,334
1,522,852	Fieldstone Mortgage Investment Corp. 1.25%, 05/25/2036(2)	1,059,662
3,267,261	First Franklin Mortgage Loan Trust 1.22%, 04/25/2036(2)	2,352,923
755,000	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	754,019
3,795,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	3,792,078
3,948,108	GSAMP Trust 1.07%, 01/25/2037(2)	2,453,958

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$4,965,000	Highbridge Loan Management Ltd. 2.48%, 05/05/2027(1)(2)	$4,963,307
9,215,000	JFIN CLO Ltd. 2.32%, 04/24/2029(1)(2)	9,228,850
4,590,000	Lendmark Funding Trust 3.26%, 04/21/2025(1)	4,570,912
	Madison Park Funding Ltd.
6,435,000	1.99%, 01/19/2025(1)(2)	6,434,376
9,860,000	2.28%, 07/20/2026(1)(2)	9,868,706
7,200,000	2.32%, 10/23/2025(1)(2)	7,196,890
	Magnetite CLO Ltd.
8,310,000	2.46%, 07/25/2026(1)(2)	8,318,310
6,695,000	2.99%, 07/25/2026(1)(2)	6,689,738
	Nationstar HECM Loan Trust
613,858	2.24%, 06/25/2026(1)	618,025
1,982,221	2.98%, 02/25/2026(1)	1,983,000
8,265,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(1)(2)	8,263,066
	NRZ Advance Receivables Trust
6,250,000	3.11%, 12/15/2050(1)	6,230,787
5,421,000	3.21%, 02/15/2051(1)	5,441,459
3,030,000	Oak Hill Credit Partners X Ltd. 2.51%, 07/20/2026(1)(2)	3,028,485
7,885,000	Oaktree EIF II Ltd. 2.59%, 02/15/2026(1)(2)	7,884,046
6,780,000	OCP CLO Ltd. 2.55%, 04/17/2027(1)(2)	6,777,078
3,715,000	Octagon Investment Partners 30 Ltd. 2.36%, 03/17/2030(1)(2)	3,731,718
8,960,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	9,175,751
7,495,000	OZLM Funding Ltd. 2.49%, 04/30/2027(1)(2)	7,503,170
9,700,000	Race Point CLO Ltd. 2.53%, 04/15/2027(1)(2)	9,705,044
5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	5,266,313
492,719	Securitized Asset Backed Receivables LLC Trust 1.07%, 07/25/2036(2)	243,383
7,325,000	Shackleton CLO Ltd. 2.50%, 07/17/2026(1)(2)	7,321,872
	SoFi Consumer Loan Program LLC
4,401,991	3.05%, 12/26/2025(1)	4,404,410
4,027,668	3.09%, 10/27/2025(1)	4,030,747
3,102,350	3.28%, 01/26/2026(1)	3,111,855
	Sound Point CLO Ltd.
6,354,000	2.41%, 01/21/2026(1)(2)	6,362,946
2,575,000	2.50%, 01/23/2029(1)(2)	2,583,536
7,680,000	2.55%, 04/15/2027(1)(2)	7,676,613
2,137,000	5.62%, 07/15/2025(1)(2)	2,076,172
4,985,000	Springleaf Funding Trust 2.90%, 11/15/2029(1)	5,012,098
5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	5,303,288
8,660,000	Symphony CLO XIV Ltd. 2.29%, 07/14/2026(1)(2)	8,656,077
12,273,231	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	12,259,804
7,660,000	Treman Park CLO Ltd. 2.53%, 04/20/2027(1)(2)	7,622,045
	Voya CLO Ltd.
4,905,000	2.35%, 04/18/2026(1)(2)	4,902,704
2,915,000	2.40%, 04/17/2030	2,915,000
2,915,000	2.47%, 07/17/2026(1)(2)	2,913,764
7,550,000	2.50%, 04/18/2027(1)(2)	7,546,761
2,670,000	3.12%, 04/18/2027(1)(2)	2,667,610
10,785,000	York CLO Ltd. 2.73%, 01/20/2030(1)(2)	10,855,523

		382,420,033

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Asset-Backed - Home Equity - 2.1%
	GSAA Home Equity Trust
$1,371,781	1.05%, 12/25/2046(2)	$746,049
11,767,127	1.06%, 02/25/2037(2)	6,245,444
6,211,763	1.08%, 03/25/2037(2)	3,362,978
4,317,556	1.16%, 11/25/2036(2)	2,071,087
141,245	1.22%, 11/25/2036(2)	85,564
1,136,934	1.28%, 03/25/2036(2)	800,158
701,897	5.88%, 09/25/2036(3)	356,768
720,587	5.99%, 06/25/2036(2)	358,360
989,169	6.30%, 06/25/2036	491,675
376,121	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.13%, 06/25/2036(2)	318,644
1,644,751	Morgan Stanley Mortgage Loan Trust 1.15%, 11/25/2036(2)	688,780
24,136,223	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	24,845,634
6,531,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	6,469,550
430,606	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	228,555
	Soundview Home Loan Trust
3,225,000	1.16%, 07/25/2037(2)	2,408,414
1,090,000	1.23%, 11/25/2036(2)	798,967

		50,276,627

	Commercial Mortgage - Backed Securities - 6.5%
	Banc of America Commercial Mortgage Trust
2,370,000	3.12%, 09/15/2048(1)(2)	1,408,838
770,000	3.71%, 09/15/2048	805,320
29,185,816	BBCMS Mortgage Trust 1.53%, 02/15/2050(2)(4)	3,282,178
1,105,000	Bear Stearns Commercial Mortgage Securities Trust 5.12%, 10/12/2042(2)	1,084,092
3,850,000	Camden Parc 3.15%, 04/01/2027	3,897,674
	Citigroup Commercial Mortgage Trust
24,245,556	1.06%, 07/10/2047(2)(4)	1,439,238
27,284,891	1.17%, 04/10/2048(2)(4)	1,761,974
465,000	2.94%, 04/10/2048	457,468
1,300,000	3.11%, 04/10/2048(1)	929,151
975,000	3.62%, 02/10/2049	1,000,782
1,535,000	3.76%, 06/10/2048	1,593,746
970,000	3.82%, 11/10/2048	1,012,963
230,000	3.86%, 05/10/2047	241,065
445,000	4.90%, 03/10/2047(1)(2)	379,884
693,536	Commercial Mortgage Loan Trust 6.10%, 12/10/2049(2)	700,418
	Commercial Mortgage Pass-Through Certificates
9,884,521	0.83%, 02/10/2047(2)(4)	316,755
970,000	2.82%, 10/15/2045	976,180
535,000	4.24%, 02/10/2047(2)	572,220
1,920,000	4.75%, 10/15/2045(1)(2)	1,186,234
	Commercial Mortgage Trust
8,026,454	1.96%, 07/10/2046(1)(2)(4)	416,099
1,035,000	2.54%, 12/10/2045	1,031,076
1,670,000	2.85%, 10/15/2045	1,678,685
785,000	3.10%, 03/10/2046	797,666
350,000	3.18%, 02/10/2048	351,229
930,000	3.21%, 03/10/2046	947,742
1,760,000	3.35%, 02/10/2048	1,768,191
6,780,000	3.42%, 03/10/2031(1)	6,984,011
1,260,000	3.61%, 06/10/2046(2)	1,313,279

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$705,000	3.62%, 07/10/2050	$723,119
2,120,000	3.69%, 08/10/2047	2,187,132
755,000	3.77%, 02/10/2049	779,463
1,150,133	3.80%, 08/10/2047	1,203,284
1,140,000	3.90%, 07/10/2050	1,186,718
575,125	3.96%, 03/10/2047	604,153
1,955,000	4.02%, 07/10/2045	2,076,483
630,000	4.07%, 02/10/2047(2)	668,048
1,045,000	4.21%, 08/10/2046(2)	1,126,178
615,085	4.23%, 07/10/2045(2)	663,329
720,000	4.57%, 10/15/2045(1)(2)	306,907
53,567	Credit Suisse Commercial Mortgage Trust 5.72%, 06/15/2039(2)	53,539
925,480	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	887,608
	CSAIL Commercial Mortgage Trust
64,791,027	0.88%, 06/15/2057(2)(4)	3,193,271
3,908,406	1.06%, 11/15/2048(2)(4)	238,741
470,000	3.45%, 08/15/2048	477,139
790,000	3.50%, 11/15/2049	797,260
545,000	3.54%, 11/15/2048	554,684
550,000	3.72%, 08/15/2048	568,245
8,287,959	DBUBS Mortgage Trust 0.75%, 11/10/2046(1)(2)(4)	168,981
3,151,170	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,460,775
	FREMF Mortgage Trust
4,680,000	3.00%, 10/25/2047(1)(2)	4,665,050
5,485,000	5.25%, 09/25/2043(1)(2)	5,925,134
1,771,355	GE Business Loan Trust 1.91%, 05/15/2034(1)(2)	1,558,385
	GS Mortgage Securities Trust
50,904,223	0.20%, 07/10/2046(2)(4)	286,733
6,831,480	1.36%, 08/10/2044(1)(2)(4)	327,400
100,000	2.94%, 02/10/2046	100,998
4,340,000	2.95%, 11/05/2034(1)	4,384,884
1,580,166	3.67%, 04/10/2047(1)	541,965
785,121	4.07%, 01/10/2047	831,861
770,000	4.51%, 11/10/2047(1)(2)	637,389
2,960,000	4.87%, 04/10/2047(1)(2)	2,236,278
	JP Morgan Chase Commercial Mortgage Securities Trust
8,365,518	2.38%, 02/12/2051(2)	8,100,790
2,185,000	2.73%, 10/15/2045(1)(2)	873,432
3,422,352	3.91%, 05/05/2030(1)	3,560,180
1,290,924	4.41%, 12/15/2047(1)(2)	973,871
	JPMBB Commercial Mortgage Securities Trust
29,400,534	0.84%, 09/15/2047(2)(4)	1,019,872
8,267,650	0.94%, 05/15/2048(2)(4)	319,191
825,000	2.91%, 10/15/2048	810,104
810,060	3.61%, 05/15/2048	831,990
1,075,000	3.74%, 10/15/2048(1)(2)	789,527
700,000	3.78%, 08/15/2047	729,517
2,905,000	Lakeview Apartments 3.16%, 04/01/2027	2,940,405
3,625,000	Laurel Apartments 3.23%, 04/01/2027	3,688,721
	LB-UBS Commercial Mortgage Trust
1,924,738	5.86%, 07/15/2040(2)	1,929,256
1,016,906	6.13%, 04/15/2041(2)	1,045,417
175,382	Lehman Brothers Small Balance Commercial Mortgage Trust 3.94%, 09/25/2030(1)(2)	174,333
	Merrill Lynch/Countrywide Commercial Mortgage Trust
3,630,720	5.70%, 09/12/2049	3,664,076
2,501,316	5.79%, 06/12/2050(2)	2,501,337

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$9,020,317	Metroplace at Town Center 3.11%, 04/01/2027	$9,085,855
	Morgan Stanley Bank of America Merrill Lynch Trust
1,605,482	1.12%, 10/15/2048(2)(4)	110,107
16,128,904	1.14%, 12/15/2047(2)(4)	877,587
1,080,000	3.13%, 12/15/2048	1,100,097
1,320,000	3.18%, 08/15/2045	1,354,315
795,172	4.26%, 10/15/2046(2)	854,718
695,000	4.50%, 08/15/2045(1)	471,783
	Morgan Stanley Capital I Trust
42,959,354	0.46%, 09/15/2047(1)(2)(4)	574,732
625,000	2.78%, 08/15/2049	600,288
590,000	3.34%, 12/15/2049	594,070
4,920,000	3.47%, 08/11/2033(1)	5,108,298
195,000	3.60%, 12/15/2049	199,791
1,460,000	5.16%, 07/15/2049(1)(2)	1,200,518
920,000	5.33%, 10/12/2052(1)(2)	519,974
1,007,109	5.81%, 12/12/2049	1,013,059
570,000	6.30%, 01/11/2043(1)(2)	565,669
	Morgan Stanley Re-Remic Trust
64,263	5.95%, 08/12/2045(1)(2)	64,212
64,263	5.95%, 08/15/2045(1)(2)	64,176
1,365,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	1,328,930
	UBS-Barclays Commercial Mortgage Trust
1,930,000	3.09%, 08/10/2049	1,972,167
2,065,000	3.19%, 03/10/2046	2,106,393
975,000	3.24%, 04/10/2046	997,485
	Wells Fargo Commercial Mortgage Trust
21,564,979	1.19%, 05/15/2048(2)(4)	1,389,798
1,175,000	2.92%, 10/15/2045	1,190,747
805,000	3.29%, 05/15/2048	808,723
440,000	3.41%, 12/15/2047	445,329
790,000	3.56%, 01/15/2059	805,409
975,000	3.64%, 06/15/2048	1,000,337
390,000	3.96%, 12/15/2047(1)(2)	310,011
430,000	4.10%, 05/15/2048(2)	355,457
665,000	4.23%, 06/15/2048(2)	535,467
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	257,034
550,000	3.07%, 03/15/2045	558,709
450,000	3.35%, 05/15/2045	455,907
955,000	3.61%, 11/15/2047	983,029
990,000	3.72%, 05/15/2047	1,027,610
120,000	3.88%, 08/15/2046	126,165
925,000	4.00%, 05/15/2047	975,383
230,000	4.05%, 03/15/2047	243,196
755,286	4.10%, 03/15/2047	802,003
315,000	4.35%, 03/15/2048(1)(2)	287,207
710,000	5.00%, 06/15/2044(1)(2)	571,776
1,045,000	5.58%, 04/15/2045(1)(2)	1,044,585

		160,645,417

	Whole Loan Collateral CMO - 6.7%
	Adjustable Rate Mortgage Trust
1,236,382	1.48%, 01/25/2036(2)	1,069,662
1,184,601	1.50%, 01/25/2036(2)	1,101,133
680,586	1.52%, 11/25/2035(2)	631,413
	Alternative Loan Trust
309,325	1.25%, 01/25/2036(2)	268,687
2,267,488	1.30%, 11/25/2035(2)	1,896,654
2,022,368	5.75%, 05/25/2036	1,542,819
	American Home Mortgage Assets Trust
1,099,064	1.17%, 09/25/2046(2)	897,768
1,874,301	1.58%, 10/25/2046(2)	1,476,804

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,954,139	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	$2,954,084
	Banc of America Funding Trust
585,332	1.21%, 02/20/2047(2)	544,712
4,641,031	1.28%, 05/20/2047(2)	4,053,759
5,761,563	5.77%, 05/25/2037(2)	5,349,013
231,149	5.85%, 01/25/2037(3)	201,928
	BCAP LLC Trust
1,002,265	1.15%, 01/25/2037(2)	838,013
2,765,844	1.16%, 03/25/2037(2)	2,589,095
742,223	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(2)	712,971
3,029,929	Bear Stearns Alt-A Trust 1.48%, 01/25/2036(2)	2,698,746
1,838,223	Bear Stearns Mortgage Funding Trust 1.16%, 10/25/2036(2)	1,580,903
	Countrywide Home Loans, Inc.
742,498	3.01%, 11/20/2035(2)	625,681
4,373,701	3.14%, 09/25/2047(2)	4,036,625
439,087	3.25%, 03/20/2036(2)	359,106
804,188	3.55%, 04/20/2036(2)	587,297
2,808,848	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	2,591,401
1,920,972	DSLA Mortgage Loan Trust 1.53%, 03/19/2046(2)	1,651,435
	Fannie Mae Connecticut Avenue Securities
2,025,000	4.53%, 07/25/2029(2)	2,049,401
4,065,143	5.33%, 04/25/2029(2)	4,284,579
	GMAC Mortgage Corp. Loan Trust
2,552,928	3.42%, 09/19/2035(2)	2,316,838
54,156	3.80%, 04/19/2036(2)	48,516
1,590,759	GreenPoint Mortgage Funding Trust 2.01%, 10/25/2045(2)	1,228,997
	GSR Mortgage Loan Trust
3,371,216	1.28%, 01/25/2037(2)	2,024,369
3,546,494	3.36%, 01/25/2036(2)	3,294,509
	HarborView Mortgage Loan Trust
2,553,528	1.17%, 01/19/2038(2)	2,214,478
7,172,777	1.22%, 12/19/2036(2)	5,855,087
993,901	1.68%, 01/19/2035(2)	681,586
	IndyMac Index Mortgage Loan Trust
3,317,416	1.26%, 07/25/2035(2)	2,670,543
1,973,647	1.27%, 01/25/2036(2)	1,385,531
2,981,603	1.38%, 07/25/2046(2)	1,812,751
1,493,987	3.14%, 01/25/2036(2)	1,400,693
1,220,047	3.19%, 08/25/2035(2)	982,685
3,406,622	3.22%, 03/25/2036(2)	3,007,658
	JP Morgan Mortgage Trust
1,833,468	3.17%, 09/25/2035(2)	1,755,201
1,167,094	3.23%, 05/25/2036(2)	1,073,580
490,400	3.36%, 04/25/2037(2)	436,179
1,898,273	Lehman XS Trust 1.19%, 07/25/2046(2)	1,586,781
	LSTAR Securities Investment Trust
5,759,060	2.78%, 10/01/2020(1)(2)	5,732,361
1,994,625	2.78%, 09/01/2021(1)(2)	2,054,464
3,166,922	2.78%, 11/01/2021(1)(2)	3,150,821
2,904,230	2.78%, 01/01/2022(1)(2)	2,880,140
5,625,674	2.78%, 02/01/2022(1)(2)	5,569,417
	Luminent Mortgage Trust
280,073	1.18%, 10/25/2046(2)	239,806
1,149,241	1.24%, 11/25/2035(2)	1,047,036
946,534	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(2)	966,146
	Merrill Lynch Mortgage Investors Trust
89,930	3.15%, 12/25/2035(2)	85,186
989,123	3.26%, 07/25/2035(2)	760,450

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$192,505	Morgan Stanley Mortgage Loan Trust 3.39%, 05/25/2036(2)	$135,113
8,753,000	Mortgage Repurchase Agreement Financing Trust 2.03%, 06/10/2019(1)(2)	8,754,462
	New Residential Mortgage Loan Trust
6,787,711	3.75%, 11/26/2035(1)(2)	7,053,551
6,098,444	3.75%, 11/25/2056(1)(2)	6,325,275
103,161	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.95%, 06/25/2036(2)	84,666
2,028,699	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	1,910,443
	Residential Accredit Loans, Inc.
362,832	1.20%, 02/25/2046(2)	157,289
804,791	1.28%, 04/25/2036(2)	579,959
4,731,697	1.98%, 11/25/2037(2)	3,712,295
1,153,040	6.00%, 12/25/2035	1,065,844
2,497,893	Residential Asset Securitization Trust 1.43%, 03/25/2035(2)	1,956,128
672,101	Sequoia Mortgage Trust 3.31%, 07/20/2037(2)	563,152
1,099,633	Structured Adjustable Rate Mortgage Loan Trust 1.28%, 09/25/2034(2)	851,171
245,240	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	188,906
	Towd Point Mortgage Trust
5,929,861	2.25%, 04/25/2056(1)(2)	5,872,062
1,567,363	2.75%, 02/25/2055(1)(2)	1,573,805
4,932,282	2.75%, 08/25/2055(1)(2)	4,947,804
1,270,025	3.00%, 03/25/2054(1)(2)	1,275,890
	WaMu Mortgage Pass-Through Certificates Trust
1,024,089	1.40%, 06/25/2044(2)	952,931
4,737,085	1.43%, 12/25/2046(2)	3,988,382
583,392	2.12%, 11/25/2046(2)	525,161
1,811,080	2.66%, 06/25/2037(2)	1,628,426
	Wells Fargo Commercial Mortgage Trust
46,454,911	1.18%, 09/15/2057(2)(4)	2,809,036
3,250,000	2.88%, 05/15/2048(1)(2)	1,940,741
1,685,000	3.36%, 09/15/2058(1)	980,690
1,015,000	3.84%, 09/15/2058	1,056,045

		163,744,725

	Total Asset & Commercial Mortgage Backed Securities (cost $777,768,277)	$779,559,346

Corporate Bonds - 31.5%
	Advertising - 0.0%
$100,000	Lamar Media Corp. 5.75%, 02/01/2026	$107,000

	Aerospace/Defense - 0.3%
3,080,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	3,176,958
370,000	L-3 Communications Corp. 3.85%, 12/15/2026	375,147
	Lockheed Martin Corp.
1,140,000	2.50%, 11/23/2020	1,147,874
1,836,000	4.70%, 05/15/2046	1,988,671

		6,688,650

	Agriculture - 0.5%
	Altria Group, Inc.
1,320,000	2.85%, 08/09/2022	1,322,681
945,000	3.88%, 09/16/2046	876,008
2,010,000	BAT International Finance plc 2.75%, 06/15/2020(1)	2,027,312
	Imperial Brands Finance plc
1,420,000	2.05%, 07/20/2018(1)	1,420,966

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,950,000	2.95%, 07/21/2020(1)	$1,974,857
1,300,000	3.75%, 07/21/2022(1)	1,335,164
2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,708,798

		11,665,786

	Airlines - 0.2%
210,000	Aircastle Ltd. 5.00%, 04/01/2023	221,025
4,300,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	4,389,464

		4,610,489

	Apparel - 0.0%
540,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	530,550

	Auto Manufacturers - 0.6%
	Ford Motor Co.
1,280,000	4.35%, 12/08/2026	1,305,245
835,000	5.29%, 12/08/2046	833,080
	Ford Motor Credit Co. LLC
1,070,000	4.13%, 08/04/2025	1,075,218
1,695,000	4.39%, 01/08/2026	1,731,204
	General Motors Co.
1,470,000	6.25%, 10/02/2043	1,618,968
1,525,000	6.60%, 04/01/2036	1,753,320
185,000	6.75%, 04/01/2046	216,874
	General Motors Financial Co., Inc.
330,000	2.40%, 04/10/2018	331,686
4,985,000	3.50%, 07/10/2019	5,121,479
1,950,000	3.70%, 05/09/2023	1,957,352

		15,944,426

	Auto Parts & Equipment - 0.0%
245,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	240,406

	Beverages - 1.2%
	Anheuser-Busch InBev Finance, Inc.
4,320,000	1.90%, 02/01/2019	4,326,264
850,000	2.15%, 02/01/2019	855,500
8,470,000	3.30%, 02/01/2023	8,620,859
610,000	3.65%, 02/01/2026	616,832
2,440,000	4.70%, 02/01/2036	2,581,420
7,395,000	4.90%, 02/01/2046	7,991,954
	Anheuser-Busch InBev Worldwide, Inc.
1,440,000	2.50%, 07/15/2022	1,423,195
2,220,000	3.75%, 07/15/2042	2,033,101

		28,449,125

	Biotechnology - 0.1%
1,065,000	Celgene Corp. 4.63%, 05/15/2044	1,056,257
	Gilead Sciences, Inc.
615,000	2.50%, 09/01/2023	595,016
835,000	3.25%, 09/01/2022	852,963

		2,504,236

	Chemicals - 0.1%
	Methanex Corp.
1,165,000	4.25%, 12/01/2024	1,163,758
1,030,000	5.65%, 12/01/2044	984,948
260,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	268,775

		2,417,481

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

		Commercial Banks - 10.3%
EUR	2,020,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(5)(6)	$2,281,538
		Banco Bilbao Vizcaya Argentaria S.A.
	$3,600,000	7.00%, 02/19/2019(2)(5)(6)	3,837,584
	600,000	8.88%, 04/14/2021(2)(5)(6)	700,119
	2,600,000	9.00%, 05/09/2018(2)(5)(6)	2,724,930
		Banco Santander S.A.
EUR	500,000	6.25%, 03/12/2019(2)(5)(6)	526,748
	1,000,000	6.25%, 09/11/2021(2)(5)(6)	1,053,465
		Bank of America Corp.
	$7,000,000	2.50%, 10/21/2022	6,823,565
	3,670,000	2.63%, 04/19/2021	3,660,986
	6,260,000	3.12%, 01/20/2023(2)	6,292,170
	1,990,000	4.00%, 01/22/2025	1,987,905
	2,080,000	4.18%, 11/25/2027	2,087,559
	5,570,000	4.20%, 08/26/2024	5,672,026
	335,000	5.00%, 01/21/2044	365,084
	3,630,000	7.75%, 05/14/2038	4,994,067
EUR	1,850,000	Bank of Ireland 7.38%, 06/18/2020(2)(5)(6)	2,114,750
	$5,495,000	Barclays Bank plc 6.05%, 12/04/2017(1)	5,638,579
		Barclays plc
	2,915,000	3.68%, 01/10/2023	2,928,814
	1,450,000	7.88%, 03/15/2022(2)(5)(6)	1,508,858
EUR	1,445,000	8.00%, 12/15/2020(2)(6)	1,668,702
	$1,940,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(6)	2,061,250
	3,630,000	Capital One Financial Corp. 3.05%, 03/09/2022	3,627,818
		Capital One NA/Mclean VA
	3,415,000	1.65%, 02/05/2018	3,414,426
	2,645,000	2.35%, 08/17/2018	2,661,661
		Citigroup, Inc.
	1,195,000	1.85%, 11/24/2017	1,197,079
	1,025,000	2.50%, 09/26/2018	1,034,162
	2,675,000	2.70%, 03/30/2021	2,678,189
	695,000	4.30%, 11/20/2026	701,662
	6,495,000	4.45%, 09/29/2027	6,573,219
	2,510,000	4.60%, 03/09/2026	2,577,574
	871,000	4.65%, 07/30/2045	907,467
	2,115,000	4.75%, 05/18/2046	2,089,362
	5,650,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(6)	6,017,250
	2,455,000	Credit Bank of Moscow Via CBOM Finance plc 7.50%, 10/05/2027(1)(2)	2,496,539
	5,760,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(6)	5,851,688
	2,475,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020	2,488,729
		Goldman Sachs Group, Inc.
	590,000	2.00%, 04/25/2019	588,910
	550,000	2.20%, 04/23/2020(2)	557,710
	3,835,000	2.35%, 11/15/2021	3,755,934
	1,290,000	2.38%, 01/22/2018	1,297,072
	2,215,000	2.75%, 09/15/2020	2,233,349
	2,720,000	2.88%, 02/25/2021	2,737,620
	1,115,000	4.75%, 10/21/2045	1,174,703
	3,490,000	5.15%, 05/22/2045	3,667,065
	3,687,000	6.00%, 06/15/2020	4,081,280
	2,655,000	6.25%, 02/01/2041	3,334,234
	3,680,000	6.45%, 05/01/2036	4,389,040
	2,720,000	6.75%, 10/01/2037	3,356,311
		HSBC Holdings plc
	1,305,000	2.95%, 05/25/2021	1,311,410

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	$3,400,000	3.26%, 03/13/2023(2)	$3,418,931
	4,335,000	3.40%, 03/08/2021	4,433,500
	1,335,000	3.60%, 05/25/2023	1,356,551
	3,375,000	4.25%, 08/18/2025	3,398,406
	1,350,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,365,208
		Intesa Sanpaolo S.p.A.
	4,225,000	7.70%, 09/17/2025(1)(2)(6)	4,034,875
	525,000	7.75%, 01/11/2027(2)(5)(6)	576,872
		JP Morgan Chase & Co.
	955,000	2.27%, 10/24/2023(2)	976,898
	1,840,000	2.30%, 08/15/2021	1,820,893
	6,670,000	2.40%, 06/07/2021	6,635,623
	1,055,000	2.55%, 10/29/2020	1,059,701
	2,890,000	2.70%, 05/18/2023	2,832,246
	2,875,000	4.25%, 10/01/2027	2,945,501
	3,820,000	4.35%, 08/15/2021	4,088,210
GBP	895,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(5)(6)	1,146,621
		Morgan Stanley
	$6,760,000	2.50%, 04/21/2021	6,723,496
	370,000	3.13%, 07/27/2026	353,156
	2,120,000	3.63%, 01/20/2027	2,104,516
	2,400,000	3.95%, 04/23/2027	2,376,934
	3,275,000	4.00%, 07/23/2025	3,377,013
	550,000	4.35%, 09/08/2026	563,351
	5,925,000	5.55%, 04/27/2017	5,940,778
	2,675,000	6.25%, 08/28/2017	2,726,229
	1,600,000	7.30%, 05/13/2019	1,768,664
	510,000	Radian Group, Inc. 7.00%, 03/15/2021	564,187
		Royal Bank of Scotland Group plc
	3,280,000	3.88%, 09/12/2023	3,232,637
	650,000	6.13%, 12/15/2022	688,300
	1,695,000	7.50%, 08/10/2020(2)(6)	1,671,694
	1,160,000	8.63%, 08/15/2021(2)(6)	1,209,300
	3,425,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	3,436,820
		Santander UK Group Holdings plc
GBP	1,710,000	3.57%, 01/10/2023	1,709,962
	475,000	7.38%, 06/24/2022(2)(5)(6)	621,908
		Societe Generale S.A.
	$3,275,000	7.38%, 09/13/2021(1)(2)(6)	3,326,090
	3,710,000	8.25%, 11/29/2018(2)(5)(6)	3,881,254
		UBS Group AG
	3,950,000	6.88%, 03/22/2021(2)(5)(6)	4,103,062
	2,520,000	7.13%, 02/19/2020(2)(5)(6)	2,628,365
	3,045,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(1)	2,985,224
		Wells Fargo & Co.
	1,655,000	3.00%, 04/22/2026	1,588,338
	1,200,000	3.00%, 10/23/2026	1,148,944
	4,800,000	3.07%, 01/24/2023	4,829,194
	1,540,000	4.40%, 06/14/2046	1,491,453
	3,285,000	4.90%, 11/17/2045	3,425,030
	74,000	5.38%, 11/02/2043	82,407
	4,760,000	5.61%, 01/15/2044	5,452,980
	3,360,000	Wells Fargo Bank NA 2.15%, 12/06/2019	3,371,316

			253,202,800

		Commercial Services - 0.2%
	670,000	Cardtronics, Inc. 5.13%, 08/01/2022	678,375
	2,580,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	2,536,416

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	United Rentals North America, Inc.
$470,000	4.63%, 07/15/2023	$484,100
400,000	5.50%, 07/15/2025	412,000

		4,110,891

	Construction Materials - 0.1%
190,000	Boise Cascade Co. 5.63%, 09/01/2024(1)	192,850
395,000	Eagle Materials, Inc. 4.50%, 08/01/2026	393,025
500,000	Norbord, Inc. 6.25%, 04/15/2023(1)	525,000
	Standard Industries, Inc.
640,000	5.38%, 11/15/2024(1)	648,397
930,000	6.00%, 10/15/2025(1)	960,225

		2,719,497

	Diversified Financial Services - 0.8%
255,000	Aircastle Ltd. 5.50%, 02/15/2022	273,488
5,095,000	American Express Credit Corp. 2.20%, 03/03/2020	5,102,714
2,245,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	2,257,011
1,800,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,829,201
505,000	Nasdaq, Inc. 3.85%, 06/30/2026	502,287
	Navient Corp.
670,000	5.50%, 01/15/2019	694,120
1,980,000	6.50%, 06/15/2022	1,997,325
1,005,000	7.25%, 01/25/2022	1,043,642
	Visa, Inc.
1,825,000	2.80%, 12/14/2022	1,840,868
2,740,000	4.30%, 12/14/2045	2,875,463

		18,416,119

	Electric - 1.1%
	AES Corp.
620,000	4.88%, 05/15/2023	616,900
460,000	5.50%, 03/15/2024	466,900
1,610,000	Dominion Resources, Inc. 2.85%, 08/15/2026	1,503,362
1,605,000	DTE Energy Co. 1.50%, 10/01/2019	1,578,071
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,578,659
705,000	Duke Energy Corp. 2.65%, 09/01/2026	656,860
1,805,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,619,412
1,680,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,761,620
2,400,000	Electricite de France S.A. 4.95%, 10/13/2045(1)	2,426,354
	Emera U.S. Finance L.P.
435,000	2.70%, 06/15/2021	432,535
475,000	4.75%, 06/15/2046	479,303
3,000,000	Exelon Corp. 2.85%, 06/15/2020	3,039,330
2,425,000	FirstEnergy Corp. 4.25%, 03/15/2023	2,505,884
	Fortis, Inc.
800,000	2.10%, 10/04/2021(1)	775,150
1,445,000	3.06%, 10/04/2026(1)	1,351,705
	Great Plains Energy, Inc.
1,180,000	3.15%, 04/01/2022	1,191,461
985,000	3.90%, 04/01/2027	994,589

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,005,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	$1,002,016
390,000	NRG Energy, Inc. 7.25%, 05/15/2026	401,700
565,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	681,590
	Southern Co.
1,360,000	1.85%, 07/01/2019	1,352,604
665,000	2.95%, 07/01/2023	647,312
805,000	4.40%, 07/01/2046	769,413

		27,832,730

	Electrical Components & Equipment - 0.0%
685,000	EnerSys 5.00%, 04/30/2023(1)	689,281

	Electronics - 0.1%
1,375,000	Fortive Corp. 2.35%, 06/15/2021(1)	1,358,159
1,130,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	1,138,195

		2,496,354

	Engineering & Construction - 0.5%
	SBA Tower Trust
5,620,000	2.93%, 12/09/2042(1)	5,622,771
7,645,000	3.60%, 04/15/2043(1)	7,646,784

		13,269,555

	Entertainment - 0.0%
	GLP Capital L.P. / GLP Financing II, Inc.
20,000	4.38%, 04/15/2021	20,550
335,000	5.38%, 04/15/2026	345,887
	WMG Acquisition Corp.
540,000	4.88%, 11/01/2024(1)	542,700
260,000	5.00%, 08/01/2023(1)	262,600

		1,171,737

	Environmental Control - 0.0%
	Clean Harbors, Inc.
345,000	5.13%, 06/01/2021	352,245
705,000	5.25%, 08/01/2020	717,535

		1,069,780

	Food - 0.5%
3,800,000	Danone S.A. 1.69%, 10/30/2019(1)	3,749,327
	Kraft Heinz Foods Co.
2,050,000	2.00%, 07/02/2018	2,055,092
855,000	2.80%, 07/02/2020	866,643
985,000	4.38%, 06/01/2046	924,327
	Kroger Co.
940,000	1.50%, 09/30/2019	925,997
180,000	2.65%, 10/15/2026	165,810
160,000	3.88%, 10/15/2046	143,603
	Lamb Weston Holdings, Inc.
345,000	4.63%, 11/01/2024(1)	351,900
345,000	4.88%, 11/01/2026(1)	351,900
875,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	855,313
1,730,000	Sysco Corp. 2.50%, 07/15/2021	1,724,229

		12,114,141

	Forest Products & Paper - 0.0%
500,000	Cascades, Inc. 5.75%, 07/15/2023(1)	500,000

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$270,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)	$267,300

		767,300

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
375,000	5.63%, 05/20/2024	376,875
375,000	5.88%, 08/20/2026	373,125
505,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	484,372
160,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)	160,400

		1,394,772

	Healthcare-Products - 0.4%
	Medtronic, Inc.
2,138,000	4.38%, 03/15/2035	2,241,297
645,000	4.63%, 03/15/2045	692,543
	Thermo Fisher Scientific, Inc.
410,000	2.95%, 09/19/2026	390,369
2,430,000	3.00%, 04/15/2023	2,407,970
3,900,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	3,900,000

		9,632,179

	Healthcare-Services - 0.8%
855,000	Aetna, Inc. 2.80%, 06/15/2023	848,013
	Anthem, Inc.
4,120,000	3.50%, 08/15/2024	4,145,799
720,000	4.63%, 05/15/2042	731,462
	Community Health Systems, Inc.
645,000	5.13%, 08/01/2021	637,744
90,000	6.25%, 03/31/2023	91,575
935,000	HCA, Inc. 7.50%, 02/15/2022	1,069,406
900,000	LifePoint Health, Inc. 5.88%, 12/01/2023	927,000
525,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	535,500
1,725,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	1,824,187
	UnitedHealth Group, Inc.
2,375,000	1.70%, 02/15/2019	2,375,169
2,250,000	3.35%, 07/15/2022	2,327,924
2,255,000	3.75%, 07/15/2025	2,354,933
370,000	4.25%, 04/15/2047	377,778
670,000	4.75%, 07/15/2045	734,243

		18,980,733

	Home Builders - 0.0%
510,000	Meritage Homes Corp. 6.00%, 06/01/2025	531,359

	Insurance - 0.2%
1,335,000	American International Group, Inc. 4.70%, 07/10/2035	1,351,087
	CNO Financial Group, Inc.
55,000	4.50%, 05/30/2020	56,788
440,000	5.25%, 05/30/2025	451,277
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	16,450
155,000	4.90%, 08/15/2023	129,037
90,000	7.20%, 02/15/2021	84,825
50,000	7.63%, 09/24/2021	47,375
15,000	7.70%, 06/15/2020	14,822
1,685,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	1,708,182

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$338,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	$548,805
255,000	MGIC Investment Corp. 5.75%, 08/15/2023	269,025

		4,677,673

	Internet - 0.0%
190,000	Symantec Corp. 5.00%, 04/15/2025(1)	194,832

	Iron/Steel - 0.1%
	ArcelorMittal
175,000	5.13%, 06/01/2020	182,000
320,000	6.13%, 06/01/2025	355,200
405,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	423,225
	Vale Overseas Ltd.
915,000	6.25%, 08/10/2026	993,919
270,000	6.88%, 11/10/2039	288,738

		2,243,082

	IT Services - 0.6%
	Apple, Inc.
865,000	3.35%, 02/09/2027	875,348
2,825,000	3.45%, 02/09/2045	2,518,044
515,000	3.85%, 08/04/2046	491,277
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
1,335,000	3.48%, 06/01/2019(1)	1,367,990
730,000	4.42%, 06/15/2021(1)	763,394
590,000	8.35%, 07/15/2046(1)	761,983
7,740,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	7,959,653
530,000	NCR Corp. 5.00%, 07/15/2022	537,950

		15,275,639

	Lodging - 0.0%
880,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	900,900

	Machinery - Construction & Mining - 0.0%
525,000	Oshkosh Corp. 5.38%, 03/01/2025	542,063

	Machinery-Diversified - 0.0%
300,000	CNH Industrial N.V. 4.50%, 08/15/2023	304,125

	Media - 2.2%
	21st Century Fox America, Inc.
1,450,000	3.38%, 11/15/2026	1,420,169
270,000	4.75%, 11/15/2046	270,631
2,775,000	6.15%, 03/01/2037	3,281,446
1,175,000	6.20%, 12/15/2034	1,385,366
705,000	Altice US Finance I Corp. 5.50%, 05/15/2026(1)	724,388
815,000	CBS Corp. 4.00%, 01/15/2026	834,490
	CCO Holdings LLC / CCO Holdings Capital Corp.
80,000	5.13%, 02/15/2023	82,200
735,000	5.25%, 09/30/2022	762,562
385,000	5.75%, 09/01/2023	400,400
145,000	5.75%, 02/15/2026(1)	152,250
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,405,000	3.58%, 07/23/2020	1,445,236
4,125,000	4.46%, 07/23/2022	4,349,940
3,395,000	6.48%, 10/23/2045	3,908,786
475,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	507,063

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Comcast Corp.
$321,000	1.63%, 01/15/2022	$307,821
5,145,000	2.75%, 03/01/2023	5,126,282
2,405,000	3.40%, 07/15/2046	2,057,797
490,000	4.75%, 03/01/2044	516,951
	Cox Communications, Inc.
415,000	3.25%, 12/15/2022(1)	407,597
500,000	3.35%, 09/15/2026(1)	483,740
1,985,000	3.85%, 02/01/2025(1)	1,978,896
600,000	4.80%, 02/01/2035(1)	564,943
690,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	701,213
860,000	DISH DBS Corp. 5.88%, 11/15/2024	903,215
1,905,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	2,004,755
1,630,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,752,250
1,715,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,092,199
340,000	SFR Group S.A. 7.38%, 05/01/2026(1)	350,200
1,670,000	Sky plc 3.13%, 11/26/2022(1)	1,662,183
	TEGNA, Inc.
515,000	5.13%, 10/15/2019	527,231
320,000	5.13%, 07/15/2020	330,800
520,000	5.50%, 09/15/2024(1)	532,350
1,350,000	Time Warner Cable LLC 8.75%, 02/14/2019	1,509,049
5,520,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	7,365,452
1,615,000	Time Warner, Inc. 6.10%, 07/15/2040	1,819,333
	Viacom, Inc.
10,000	3.45%, 10/04/2026	9,512
875,000	4.38%, 03/15/2043	758,425
65,000	5.88%, 02/28/2057(2)	66,300
100,000	6.25%, 02/28/2057(2)	100,800

		53,454,221

	Mining - 0.1%
485,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	505,462
720,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	748,487
555,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	640,331

		1,894,280

	Oil & Gas - 2.7%
	Anadarko Petroleum Corp.
1,935,000	3.45%, 07/15/2024	1,886,687
1,250,000	4.50%, 07/15/2044	1,179,118
2,100,000	4.85%, 03/15/2021	2,246,481
2,160,000	6.60%, 03/15/2046	2,613,015
410,000	6.95%, 06/15/2019	450,873
255,000	Antero Resources Corp. 5.63%, 06/01/2023	260,738
170,000	Apache Corp. 4.25%, 01/15/2044	159,460
	BP Capital Markets plc
1,615,000	2.11%, 09/16/2021	1,586,020
2,665,000	2.75%, 05/10/2023	2,631,656
1,697,000	Cenovus Energy, Inc. 3.00%, 08/15/2022	1,673,198
765,000	Concho Resources, Inc. 5.50%, 04/01/2023	791,775

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,475,000	ConocoPhillips Co. 4.95%, 03/15/2026	$2,747,064
	Continental Resources, Inc.
35,000	3.80%, 06/01/2024	32,550
395,000	4.50%, 04/15/2023	384,382
80,000	4.90%, 06/01/2044	68,800
260,000	5.00%, 09/15/2022	262,600
	Devon Energy Corp.
4,645,000	3.25%, 05/15/2022	4,601,495
690,000	5.00%, 06/15/2045	692,300
540,000	Devon Financing Co. LLC 7.88%, 09/30/2031	697,451
60,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	60,354
1,335,000	EnCana Corp. 3.90%, 11/15/2021	1,363,873
1,145,000	EOG Resources, Inc. 4.15%, 01/15/2026	1,196,169
	Hess Corp.
1,505,000	4.30%, 04/01/2027	1,478,228
1,245,000	5.60%, 02/15/2041	1,246,921
720,000	5.80%, 04/01/2047	744,094
1,370,000	6.00%, 01/15/2040	1,408,178
2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,862,906
	Marathon Oil Corp.
1,005,000	2.70%, 06/01/2020	997,934
2,005,000	2.80%, 11/01/2022	1,926,438
195,000	3.85%, 06/01/2025	191,713
95,000	6.80%, 03/15/2032	108,560
480,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	480,000
1,650,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	1,744,380
	Petroleos Mexicanos
1,800,000	5.50%, 02/04/2019	1,890,000
955,000	6.38%, 02/04/2021	1,035,917
390,000	6.50%, 03/13/2027(1)	419,543
2,730,000	6.63%, 06/15/2035	2,812,173
	Pioneer Natural Resources Co.
795,000	3.45%, 01/15/2021	813,822
655,000	3.95%, 07/15/2022	681,824
2,260,000	4.45%, 01/15/2026	2,378,677
2,090,000	7.50%, 01/15/2020	2,365,627
	QEP Resources, Inc.
10,000	5.25%, 05/01/2023	9,804
45,000	5.38%, 10/01/2022	44,325
55,000	6.80%, 03/01/2020	57,585
	Shell International Finance B.V.
1,185,000	2.50%, 09/12/2026	1,117,902
2,440,000	3.25%, 05/11/2025	2,463,683
2,295,000	4.38%, 05/11/2045	2,327,366
255,000	SM Energy Co. 6.13%, 11/15/2022	256,913
2,125,000	Statoil ASA 3.95%, 05/15/2043	2,055,221
250,000	Tesoro Corp. 5.13%, 04/01/2024	260,000
	Valero Energy Corp.
3,150,000	3.40%, 09/15/2026	3,009,179
435,000	4.90%, 03/15/2045	434,639
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	183,825
265,000	6.00%, 01/15/2022	269,638

		65,663,074

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Packaging & Containers - 0.1%
$285,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(1)	$274,136
505,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	534,353
785,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	806,587

		1,615,076

	Pharmaceuticals - 1.3%
1,170,000	AbbVie, Inc. 3.20%, 05/14/2026	1,124,694
	Actavis Funding SCS
6,815,000	2.35%, 03/12/2018	6,844,714
5,755,000	3.00%, 03/12/2020	5,853,226
316,000	Baxalta, Inc. 3.60%, 06/23/2022	323,025
2,690,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,697,524
	Mylan N.V.
1,485,000	3.00%, 12/15/2018	1,502,235
1,040,000	3.15%, 06/15/2021	1,043,824
1,705,000	3.75%, 12/15/2020	1,748,979
395,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	400,431
2,440,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	2,386,110
	Teva Pharmaceutical Finance Netherlands III B.V.
3,890,000	1.70%, 07/19/2019	3,845,654
3,200,000	2.20%, 07/21/2021	3,088,192
	Valeant Pharmaceuticals International, Inc.
55,000	6.50%, 03/15/2022(1)	56,581
140,000	7.00%, 03/15/2024(1)	143,675

		31,058,864

	Pipelines - 1.3%
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	96,000
326,000	4.95%, 04/01/2022	329,260
215,000	5.60%, 04/01/2044	197,800
1,612,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,797,380
	Energy Transfer Partners L.P.
50,000	3.60%, 02/01/2023	49,698
455,000	4.05%, 03/15/2025	449,895
690,000	5.95%, 10/01/2043	714,412
1,110,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	1,131,824
	Kinder Morgan Energy Partners L.P.
750,000	5.30%, 09/15/2020	811,070
260,000	6.50%, 04/01/2020	287,743
515,000	6.85%, 02/15/2020	573,135
2,885,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	2,800,527
795,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	875,140
	MPLX L.P.
1,330,000	4.13%, 03/01/2027	1,324,234
325,000	5.20%, 03/01/2047	327,036
595,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	568,315
	Plains All American Pipeline L.P. / PAA Finance Corp.
1,835,000	2.85%, 01/31/2023	1,759,024
2,450,000	3.65%, 06/01/2022	2,484,126
1,430,000	4.50%, 12/15/2026	1,458,244

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

		Regency Energy Partners L.P. / Regency Energy Finance Corp.
	$1,435,000	4.50%, 11/01/2023	$1,472,482
	315,000	5.88%, 03/01/2022	346,212
	845,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028(1)	834,702
		Sunoco Logistics Partners Operations L.P.
	125,000	3.90%, 07/15/2026	120,775
	1,550,000	4.25%, 04/01/2024	1,577,895
	565,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	596,781
	2,080,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	2,013,627
		Williams Cos., Inc.
	385,000	3.70%, 01/15/2023	378,263
	70,000	4.55%, 06/24/2024	70,525
	135,000	7.88%, 09/01/2021	155,588
		Williams Partners L.P.
	3,905,000	3.60%, 03/15/2022	3,961,146
	1,125,000	4.00%, 11/15/2021	1,164,127
	1,140,000	4.30%, 03/04/2024	1,173,019

			31,900,005

		Real Estate - 0.1%
	2,635,000	ProLogis L.P. 3.35%, 02/01/2021	2,713,215

		Real Estate Investment Trusts - 0.5%
		American Tower Corp.
	3,065,000	3.40%, 02/15/2019	3,133,515
	700,000	4.50%, 01/15/2018	714,937
	2,065,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	2,071,236
		Crown Castle International Corp.
	340,000	3.40%, 02/15/2021	345,850
	1,305,000	3.70%, 06/15/2026	1,280,657
	3,490,000	Kimco Realty Corp. 3.13%, 06/01/2023	3,434,914
	1,275,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,282,938

			12,264,047

		Retail - 0.7%
		CVS Health Corp.
	3,335,000	2.80%, 07/20/2020	3,390,888
	883,000	3.88%, 07/20/2025	909,796
	3,360,000	5.13%, 07/20/2045	3,707,078
	1,965,000	Home Depot, Inc. 3.50%, 09/15/2056	1,715,449
	575,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(1)	585,063
		Lowe’s Cos., Inc.
	3,155,000	2.50%, 04/15/2026	2,996,777
	2,540,000	3.70%, 04/15/2046	2,360,465
	415,000	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.88%, 03/01/2027	408,775
	1,035,000	Walgreens Boots Alliance, Inc. 2.60%, 06/01/2021	1,036,249

			17,110,540

		Savings & Loans - 0.1%
GBP	1,535,000	Nationwide Building Society 6.88%, 06/20/2019(2)(5)(6)	1,952,050

		Semiconductors - 0.7%
		Applied Materials, Inc.
	$495,000	3.30%, 04/01/2027	496,966
	355,000	4.35%, 04/01/2047	359,393
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	6,585,000	3.00%, 01/15/2022(1)	6,576,611
	4,600,000	3.63%, 01/15/2024(1)	4,633,902

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,225,000	Intel Corp. 4.10%, 05/19/2046	$1,221,631
1,895,000	Lam Research Corp. 2.80%, 06/15/2021	1,901,909
525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	528,938
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	328,600

		16,047,950

	Shipbuilding - 0.0%
145,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	151,525

	Software - 0.5%
	First Data Corp.
100,000	5.00%, 01/15/2024(1)	101,750
1,055,000	5.38%, 08/15/2023(1)	1,098,519
	Microsoft Corp.
3,450,000	1.55%, 08/08/2021	3,361,777
1,340,000	2.40%, 08/08/2026	1,267,868
900,000	3.30%, 02/06/2027	913,812
1,900,000	3.70%, 08/08/2046	1,783,549
1,795,000	3.95%, 08/08/2056	1,677,546
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	494,062
	Open Text Corp.
350,000	5.63%, 01/15/2023(1)	364,000
30,000	5.88%, 06/01/2026(1)	31,425

		11,094,308

	Telecommunications - 1.7%
345,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	359,145
	AT&T, Inc.
2,685,000	3.60%, 02/17/2023	2,719,371
1,985,000	3.80%, 03/15/2022	2,053,216
350,000	4.13%, 02/17/2026	354,935
1,245,000	4.50%, 05/15/2035	1,175,314
3,870,000	4.75%, 05/15/2046	3,611,047
205,000	5.80%, 02/15/2019	218,907
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,402,812
575,000	Nokia Oyj 6.63%, 05/15/2039	610,219
1,645,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	1,793,050
5,970,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	5,955,075
730,000	T-Mobile USA, Inc. 6.46%, 04/28/2019	731,825
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	261,687
90,000	6.38%, 11/15/2033	90,956
160,000	7.72%, 06/04/2038	177,200
1,815,000	Telefonica Emisiones SAU 4.10%, 03/08/2027	1,827,808
	Verizon Communications, Inc.
1,070,000	4.13%, 03/16/2027	1,088,127
3,353,000	4.27%, 01/15/2036	3,104,901
3,185,000	4.40%, 11/01/2034	3,013,940
4,339,000	4.67%, 03/15/2055	3,874,727
1,870,000	4.81%, 03/15/2039(1)	1,821,339

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	$675,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)	$685,969

			42,931,570

		Transportation - 0.7%
		Burlington Northern Santa Fe LLC
	345,000	3.25%, 06/15/2027	347,573
	2,150,000	4.13%, 06/15/2047	2,143,939
	820,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	1,028,134
		FedEx Corp.
	795,000	4.40%, 01/15/2047	772,917
	1,705,000	4.55%, 04/01/2046	1,703,720
	615,000	4.75%, 11/15/2045	629,858
	1,835,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,771,751
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	4,370,000	2.88%, 07/17/2018(1)	4,425,525
	630,000	3.30%, 04/01/2021(1)	638,588
	265,000	3.38%, 02/01/2022(1)	268,894
	1,490,000	4.88%, 07/11/2022(1)	1,608,474
	1,335,000	Ryder System, Inc. 2.55%, 06/01/2019	1,345,880

			16,685,253

		Total Corporate Bonds (cost $765,297,994)	$772,231,669

Foreign Government Obligations - 3.1%
		Argentina - 0.2%
		Argentina Treasury Bill
	$2,027,217	2.70%, 05/26/2017	$2,015,096
	3,625,418	3.15%, 12/15/2017	3,503,191
	895,000	Argentine Republic Government International Bond 6.88%, 01/26/2027(1)	907,530

			6,425,817

		Brazil - 0.4%
BRL	27,861,000	Brazil Notas do Tesouro Nacional10.00%, 01/01/2023	8,919,009

		Hungary - 0.4%
		Hungary Government Bond
HUF	2,196,080,000	0.23%, 06/23/2021(2)	7,458,417
	612,580,000	6.50%, 06/24/2019	2,405,510

			9,863,927

		Kuwait - 0.3%
		Kuwait International Government Bond
	$3,400,000	2.75%, 03/20/2022(1)	3,406,970
	3,390,000	3.50%, 03/20/2027(1)	3,428,137

			6,835,107

		Mexico - 0.5%
MXN	95,973,400	Mexican Bonos 5.00%, 12/11/2019	4,909,485
	51,268,416	Mexican Udibonos 4.00%, 11/08/2046(7)	2,916,362
		Mexico Government International Bond
	$1,050,000	4.15%, 03/28/2027	1,067,850
	3,004,000	5.75%, 10/12/2110	2,988,980

			11,882,677

		Oman - 0.3%
		Oman Government International Bond
	5,210,000	5.38%, 03/08/2027(1)	5,444,450
	2,195,000	6.50%, 03/08/2047(1)	2,315,725

			7,760,175

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

		Romania - 0.2%
RON	20,590,000	Romania Government Bond 1.35%, 02/25/2019	$4,802,496

		Saudi Arabia - 0.3%
	$7,394,000	Saudi Government International Bond 4.50%, 10/26/2046(5)	7,288,266

		South Africa - 0.3%
ZAR	76,925,000	South Africa Government Bond 6.25%, 03/31/2036	4,075,286
	49,814,454	South Africa Government Bond - CPI Linked 2.00%, 01/31/2025(7)	3,589,500

			7,664,786

		Turkey - 0.2%
TRY	20,070,225	Turkey Government Bond 7.10%, 03/08/2023	4,630,380

		Total Foreign Government Obligations (cost $75,607,345)	$76,072,640

Municipal Bonds - 1.3%
		Development - 0.1%
	$860,000	California State, GO Taxable 7.60%, 11/01/2040	$1,281,916

		General - 0.5%
	4,560,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	5,682,216
		Puerto Rico Commonwealth Government Employees Retirement System
	4,575,000	6.15%, 07/01/2038	1,887,187
	2,075,000	6.20%, 07/01/2039	855,938
	7,965,000	6.30%, 07/01/2043	3,285,562
	1,995,000	6.55%, 07/01/2058	822,938

			12,533,841

		General Obligation - 0.6%
	6,360,000	California State, GO Taxable 7.55%, 04/01/2039	9,327,513
	5,025,000	City of Chicago, IL,GO 7.05%, 01/01/2029	5,126,706
	970,000	Illinois State, GO 5.10%, 06/01/2033	885,047

			15,339,266

		Utility - Electric - 0.1%
	1,485,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,667,001

		Total Municipal Bonds (cost $31,911,377)	$30,822,024

Senior Floating Rate Interests - 4.5%(8)
		Advertising - 0.0%
	$607,729	Acosta Holdco, Inc. 4.29%, 09/26/2021	$568,227

		Aerospace/Defense - 0.1%
	1,759,091	BE Aerospace, Inc. 4.03%, 12/16/2021	1,756,892
		TransDigm, Inc.
	834,539	3.98%, 06/09/2023	830,233
	656,748	4.04%, 05/14/2022	653,819

			3,240,944

		Agriculture - 0.0%
	714,221	Pinnacle Operating Corp. 8.25%, 11/15/2021	649,941

		Airlines - 0.0%
	928,775	Delta Air Lines, Inc. 3.35%, 10/18/2018	931,821

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Auto Manufacturers - 0.0%
$695,486	Jaguar Holding Co. 4.33%, 08/18/2022	$697,224

	Chemicals - 0.1%
125,000	Alpha 3 B.V. 4.15%, 01/31/2024	125,235
1,090,564	Chemours Co. 6.00%, 05/12/2022	1,096,017
625,283	Nexeo Solutions LLC 5.16%, 06/09/2023	629,973

		1,851,225

	Coal - 0.1%
540,000	Ascent Resources - Marcellus LLC 5.28%, 08/04/2020	372,600
1,035,000	Foresight Energy LLC 0.00%, 03/10/2024(9)	1,006,538
375,000	Peabody Energy Corp. 0.00%, 01/30/2022(9)	374,531

		1,753,669

	Commercial Services - 0.2%
595,000	Aramark Services, Inc. 0.00%, 03/06/2024(9)	597,975
170,000	Capital Automotive L.P. 0.00%, 03/24/2025(9)	171,700
284,288	DigitalGlobe, Inc. 3.73%, 01/15/2024	285,177
155,000	Gartner, Inc. 0.00%, 03/14/2024(9)	156,163
232,650	KAR Auction Services, Inc. 4.50%, 03/09/2023	235,074
566,885	ON Assignment, Inc. 3.23%, 06/03/2022	570,252
628,425	Quikrete Holdings, Inc. 4.23%, 11/15/2023	633,585
674,900	Russell Investment Group 6.75%, 06/01/2023	682,074
502,034	ServiceMaster Co. 3.48%, 11/08/2023	506,582
528,675	Xerox Business Services LLC 6.33%, 12/07/2023	534,094

		4,372,676

	Construction Materials - 0.0%
999,450	American Builders & Contractors Supply Co., Inc. 3.73%, 10/31/2023	1,001,169

	Distribution/Wholesale - 0.0%
558,612	Univar, Inc. 3.73%, 07/01/2022	559,573

	Diversified Financial Services - 0.1%
470,000	AlixPartners, LLP 0.00%, 04/29/2024(9)	471,763
284,288	RP Crown Parent LLC 4.50%, 10/12/2023	285,888
1,465,000	Telenet International Finance S.a.r.l. 3.91%, 01/31/2025	1,465,190

		2,222,841

	Electric - 0.2%
	Calpine Corp.
1,349,534	3.48%, 01/31/2022	1,348,266
550,838	3.90%, 05/31/2023	552,991
625,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	607,812

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$600,000	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	$598,998
250,000	Helix Gen Funding LLC 0.00%, 02/23/2024(9)	253,438
707,216	Seadrill Partners Finco LLC 4.15%, 02/21/2021	477,958

		3,839,463

	Energy-Alternate Sources - 0.0%
594,788	TEX Operations Co. LLC 3.73%, 08/04/2023	593,300

	Entertainment - 0.1%
	Eldorado Resorts LLC
830,000	0.00%, 03/13/2024(9)	827,925
505,988	4.25%, 07/23/2022	504,510
450,186	Scientific Games International, Inc. 4.85%, 10/01/2021	455,741

		1,788,176

	Food - 0.1%
	Albertsons LLC
681,996	3.98%, 08/22/2021	684,786
307,681	4.40%, 12/22/2022	309,508
337,125	B&G Foods, Inc. 3.81%, 11/02/2022	339,582
502,186	Hostess Brands LLC 4.00%, 08/03/2022	506,705

		1,840,581

	Healthcare-Products - 0.1%
371,222	Alere, Inc. 4.25%, 06/18/2022	371,886
355,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	355,000
298,500	Revlon Consumer Products Corp. 4.48%, 09/07/2023	298,160
	Sterigenics-Nordion Holdings LLC
350,000	0.00%, 03/23/2022(9)	350,000
428,475	4.40%, 05/15/2022	428,475

		1,803,521

	Healthcare-Services - 0.3%
385,125	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	387,212
1,160,585	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,159,622
365,625	CDRH Parent, Inc. 5.32%, 07/01/2021	339,940
	Community Health Systems, Inc.
271,399	3.80%, 12/31/2019	269,518
617,368	4.05%, 01/27/2021	608,571
537,353	Envision Healthcare Corp. 4.15%, 12/01/2023	541,383
258,700	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	259,670
653,363	inVentiv Health, Inc. 4.80%, 11/09/2023	654,722
531,598	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	538,052
298,213	Opal Acquisition, Inc. 5.09%, 11/27/2020	278,582
412,583	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	410,004
508,304	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	513,707

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,028,446	U.S. Renal Care, Inc. 5.40%, 12/31/2022	$963,202

		6,924,185

	Household Products/Wares - 0.0%
410,000	Galleria Co. 3.81%, 09/29/2023	413,075

	Insurance - 0.6%
	Asurion LLC
1,741,766	4.25%, 08/04/2022	1,749,168
450,817	4.75%, 11/03/2023	454,198
1,870,000	8.50%, 03/03/2021	1,891,038
4,544,903	Evertec Group LLC 3.40%, 04/17/2020	4,525,042
124,732	HUB International Ltd. 0.00%, 10/02/2020(9)	125,338
	Sedgwick Claims Management Services, Inc.
2,885,279	3.75%, 03/01/2021	2,880,778
1,250,000	6.75%, 02/28/2022	1,246,875
963,897	USI, Inc. 4.25%, 12/27/2019	963,724

		13,836,161

	Internet - 0.0%
722,160	Lands’ End, Inc. 4.25%, 04/04/2021	577,728

	Leisure Time - 0.2%
275,000	Boyd Gaming Corp. 0.00%, 09/15/2023(9)	276,031
	Delta 2 (LUX) S.a.r.l.
2,675,000	4.57%, 02/01/2024	2,672,325
798,000	8.07%, 07/29/2022	802,988

		3,751,344

	Lodging - 0.2%
3,266,547	Caesars Entertainment Operating Co. 1.50%, 03/01/2022(10)	3,775,312
773,138	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	777,003

		4,552,315

	Machinery-Construction & Mining - 0.1%
1,526,254	American Rock Salt Holdings LLC 4.90%, 05/20/2021	1,520,530
528,127	Headwaters, Inc. 4.00%, 03/24/2022	528,624
588,851	Neff Rental LLC 7.54%, 06/09/2021	588,362

		2,637,516

	Machinery-Diversified - 0.1%
1,825,542	Gates Global LLC 4.40%, 07/06/2021	1,826,911

	Media - 0.4%
552,940	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	546,720
1,756,337	AVSC Holding Corp. 4.50%, 01/24/2021	1,760,728
562,175	Camelot UK Holdco Ltd. 4.75%, 10/03/2023	562,529
2,959,688	Charter Communications Operating LLC 2.99%, 07/01/2020	2,966,258
120,000	CSC Holdings LLC 0.00%, 07/15/2025(9)	119,550
415,000	Numericable Group S.A. 0.00%, 06/21/2025(9)	413,315

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Numericable U.S. LLC
$708,225	4.29%, 01/14/2025	$708,225
233,238	5.29%, 01/15/2024	233,403
1,000,137	Tribune Media Co. 3.98%, 01/27/2024	1,005,137
552,632	Virgin Media Investment Holdings Ltd 3.66%, 01/31/2025	553,842

		8,869,707

	Metal Fabricate/Hardware - 0.0%
848,631	Rexnord LLC 3.84%, 08/21/2023	851,058

	Mining - 0.0%
502,154	Minerals Technologies, Inc. 3.29%, 02/14/2024	504,037

	Oil & Gas - 0.1%
455,000	California Resources Corp. 11.38%, 12/31/2021	502,015
470,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	499,963
526,500	Drillships Ocean Ventures, Inc. 5.56%, 07/25/2021	474,287
1,514,040	Fieldwood Energy LLC 3.88%, 10/01/2018	1,445,908

		2,922,173

	Packaging & Containers - 0.3%
2,766,295	Berry Plastics Group, Inc. 3.11%, 02/08/2020	2,781,426
410,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	412,177
509,621	Mauser US Corp. LLC 4.50%, 07/31/2021	510,131
204,488	Proampac PG Borrower LLC 5.06%, 11/18/2023	205,919
1,915,081	Reynolds Group Holdings, Inc. 3.98%, 02/05/2023	1,921,669
553,438	Signode Industrial Group U.S., Inc. 4.06%, 05/01/2021	554,129

		6,385,451

	Pharmaceuticals - 0.1%
1,033,384	Endo Luxembourg Finance Co. I S.a r.l. 4.00%, 09/26/2022	1,031,803
820,181	Valeant Pharmaceuticals International, Inc. 5.57%, 04/01/2022	821,993

		1,853,796

	Pipelines - 0.0%
796,800	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	722,435

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
1,484,943	4.30%, 11/04/2021	1,492,605
35,319	9.29%, 11/04/2022	35,202

		1,527,807

	REITS - 0.0%
607,731	MGM Growth Properties Operating Partnership L.P. 3.48%, 04/25/2023	610,265

	Retail - 0.2%
249,480	B.C. Unlimited Liability Co. 0.00%, 02/16/2024(9)	249,585
	Bass Pro Group LLC
504,700	4.10%, 06/05/2020	495,868
1,170,000	6.15%, 12/16/2023	1,125,400

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$506,950	Harbor Freight Tools USA, Inc. 4.23%, 08/19/2023	$505,840
623,811	Michaels Stores, Inc. 3.75%, 01/30/2023	621,733
961,706	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	771,423
520,803	Party City Holdings, Inc. 3.87%, 08/19/2022	519,220
250,000	Rite Aid Corp. 5.75%, 08/21/2020	250,312
1,112,858	US Foods, Inc. 3.73%, 06/27/2023	1,122,417

		5,661,798

	Semiconductors - 0.0%
498,750	ON Semiconductor Corp. 4.23%, 03/31/2023	500,725

	Software - 0.5%
750,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	750,937
428,925	Dell, Inc. 3.49%, 09/07/2023	430,353
349,518	Epicor Software Corp. 4.75%, 06/01/2022	349,868
4,147,159	First Data Corp. 3.98%, 03/24/2021	4,177,516
	Go Daddy Operating Co. LLC
365,165	0.00%, 02/15/2024(9)	365,486
274,835	3.41%, 02/15/2024	275,077
827,096	Hyland Software, Inc. 4.23%, 07/01/2022	836,401
1,196,830	Infor US, Inc. 3.90%, 02/01/2022	1,192,127
1,012,650	SS&C Technologies, Inc. 3.23%, 07/08/2022	1,017,086
819,170	Verint Systems, Inc. 3.66%, 09/06/2019	821,628
1,672,363	WEX, Inc. 4.48%, 07/01/2023	1,690,575

		11,907,054

	Telecommunications - 0.2%
1,020,000	Level 3 Financing, Inc. 3.23%, 02/22/2024	1,021,275
666,055	LTS Buyer LLC 4.40%, 04/13/2020	668,553
1,020,000	Sprint Communications, Inc. 3.50%, 02/02/2024	1,019,276
673,190	Univision Communications, Inc. 0.00%, 03/15/2024(9)	668,700
555,000	UPC Financing Partnership 3.66%, 04/15/2025	556,154
505,000	Zayo Group LLC 3.50%, 01/19/2024	506,752

		4,440,710

	Trucking & Leasing - 0.0%
710,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.73%, 03/20/2022	719,173
495,158	Consolidated Container Co. LLC 5.00%, 07/03/2019	493,920

		1,213,093

	Total Senior Floating Rate Interests (cost $110,783,846)	$110,203,695

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

U.S. Government Agencies - 44.3%
	FHLMC - 16.2%
$206,887	0.00%, 11/15/2036(11)	$186,265
63,323,664	0.30%, 10/25/2020(2)(4)	368,784
30,437,192	1.96%, 08/25/2018(2)(4)	608,506
16,985,000	2.50%, 04/01/2032(12)(13)	16,998,933
4,529,968	3.00%, 03/15/2028(4)	397,082
3,839,559	3.00%, 08/01/2029	3,946,232
7,175,000	3.00%, 04/01/2032(12)(13)	7,358,859
1,876,034	3.00%, 05/15/2032(4)	160,792
1,212,265	3.00%, 03/15/2033(4)	148,593
7,050,568	3.00%, 11/01/2036	7,128,127
4,448,788	3.00%, 01/01/2037	4,497,723
8,675,968	3.00%, 07/15/2041	8,860,178
11,063,072	3.00%, 11/01/2046	10,985,057
2,093,955	3.00%, 12/01/2046	2,081,594
115,475,000	3.00%, 04/01/2047(12)(13)	114,410,459
2,437,329	3.50%, 06/15/2026(4)	202,001
795,796	3.50%, 09/15/2026(4)	77,906
1,393,935	3.50%, 03/15/2027(4)	141,615
9,200,000	3.50%, 04/01/2032(12)(13)	9,582,015
6,934,414	3.50%, 08/01/2034	7,195,596
4,747,337	3.50%, 03/15/2041(4)	607,158
1,780,760	3.50%, 06/01/2046	1,822,459
77,895,000	3.50%, 04/01/2047(12)(13)	79,659,805
6,876,104	4.00%, 08/01/2025	7,240,922
3,180,787	4.00%, 12/15/2026(4)	305,755
5,592,004	4.00%, 07/15/2027(4)	610,923
5,394,917	4.00%, 05/01/2042	5,681,733
1,736,540	4.00%, 08/01/2042	1,835,125
2,569,727	4.00%, 09/01/2042	2,714,776
613,342	4.00%, 07/01/2044	645,319
434,013	4.00%, 06/01/2045	456,054
3,671,546	4.00%, 01/01/2046	3,854,116
2,030,028	4.00%, 02/01/2046	2,130,972
6,799,996	4.00%, 01/01/2047	7,191,019
11,460,000	4.00%, 05/01/2047(12)(13)	11,994,501
1,669,647	4.50%, 03/15/2041	1,872,248
1,304,491	4.50%, 09/01/2044	1,398,068
33,765,000	4.50%, 04/01/2047(12)(13)	36,179,329
3,989,410	4.75%, 07/15/2039	4,299,436
1,742,056	5.00%, 09/15/2033(4)	369,734
7,875,000	5.00%, 04/01/2047(12)(13)	8,574,688
806	5.50%, 10/01/2018	818
75,561	5.50%, 03/01/2028	83,700
112,553	5.50%, 04/01/2033	125,077
1,430,933	5.50%, 05/01/2034	1,607,625
1,902	5.50%, 11/01/2035	2,122
32,493	5.50%, 05/01/2037	36,007
78,615	5.50%, 11/01/2037	87,172
138,378	5.50%, 02/01/2038	153,424
58,619	5.50%, 04/01/2038	65,027
70,556	5.50%, 06/01/2038	78,169
8,017,642	5.50%, 08/01/2038	8,889,762
763,114	5.50%, 09/01/2038	845,956
15,433	5.50%, 12/01/2039	17,110
203,512	5.50%, 02/01/2040	225,614
664,313	5.50%, 05/01/2040	736,924
661,709	5.50%, 08/01/2040	733,610
2,724,523	5.50%, 06/01/2041	3,022,623
1	6.00%, 05/01/2017	1
12	6.00%, 07/01/2017	12
1,668	6.00%, 07/01/2029	1,884
346,564	6.00%, 10/01/2032	396,284
427,862	6.00%, 11/01/2032	489,291
428,660	6.00%, 12/01/2032	490,976
26,942	6.00%, 11/01/2033	30,712
48,523	6.00%, 01/01/2034	55,273

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$31,221	6.00%, 02/01/2034	$35,614
356,076	6.00%, 08/01/2034	405,421
387,858	6.00%, 09/01/2034	441,866
292,384	6.00%, 01/01/2035	331,036
2,801,460	6.00%, 11/01/2037	3,177,762
127	6.50%, 07/01/2031	141
358	6.50%, 08/01/2032	398
1,352,839	6.50%, 07/15/2036	1,518,102
236,769	6.50%, 12/01/2037	263,391
165	7.50%, 09/01/2029	182
2,683	7.50%, 11/01/2031	3,003

		399,132,546

	FNMA - 19.7%
208,415	0.00%, 03/25/2036(11)	179,263
1,768,483	0.00%, 06/25/2036(11)	1,559,072
6,269,702	1.81%, 04/25/2055(2)(4)	298,874
6,728,562	1.84%, 05/25/2046(2)(4)	353,993
3,642,470	1.98%, 06/25/2055(2)(4)	210,783
6,296,285	2.00%, 08/25/2044(2)(4)	364,533
1,359,556	2.50%, 06/25/2028(4)	114,664
44,015,000	2.50%, 04/01/2032(12)(13)	44,035,634
286,409	2.50%, 01/01/2043	274,288
5,732,976	2.50%, 02/01/2043	5,490,243
2,230,119	2.50%, 03/01/2043	2,135,678
4,665,839	2.50%, 05/01/2043	4,468,239
3,057,191	2.50%, 06/01/2043	2,923,607
2,149,967	2.50%, 04/01/2045	2,050,297
927,450	2.50%, 08/01/2046	884,412
602,442	2.50%, 09/01/2046	574,484
494,857	2.50%, 10/01/2046	471,894
8,285,702	2.50%, 11/01/2046	7,901,229
36,659,527	2.50%, 12/01/2046	34,958,464
26,852,362	2.50%, 01/01/2047	25,627,272
9,780,000	2.65%, 06/01/2025	9,683,780
4,851,400	2.93%, 01/01/2027	4,836,500
1,189,524	3.00%, 09/25/2027(4)	109,671
8,924,397	3.00%, 01/25/2028(4)	837,614
3,885,407	3.00%, 04/25/2028(4)	375,623
19,507,000	3.00%, 04/01/2032(12)(13)	20,001,064
22,000,000	3.00%, 05/01/2032(12)(13)	22,524,549
4,520,335	3.00%, 03/01/2037	4,572,190
10,175,000	3.00%, 04/01/2047(12)(13)	10,085,969
1,900,000	3.02%, 03/01/2027	1,906,333
1,396,160	3.21%, 01/01/2027	1,420,648
495,495	3.24%, 12/01/2026	505,646
567,072	3.34%, 04/01/2024	591,454
212,737	3.45%, 01/01/2024	223,041
224,331	3.47%, 01/01/2024	235,457
2,170,518	3.50%, 10/25/2027(4)	255,873
2,228,287	3.50%, 05/25/2030(4)	298,014
691,694	3.50%, 08/25/2030(4)	84,480
3,715,000	3.50%, 04/01/2032(12)(13)	3,865,664
1,263,573	3.50%, 09/25/2035(4)	190,910
2,579,838	3.50%, 10/01/2044	2,650,644
3,124,543	3.50%, 02/01/2045	3,197,939
5,366,467	3.50%, 09/01/2046	5,492,526
2,438,229	3.50%, 10/01/2046	2,495,503
1,768,965	3.50%, 11/01/2046	1,817,960
134,530,000	3.50%, 04/01/2047(12)(13)	137,609,472
561,142	3.67%, 08/01/2023	592,647
155,000	3.70%, 10/01/2023	164,244
2,012,336	3.74%, 06/01/2026	2,124,916
210,000	3.76%, 03/01/2024	222,880
6,700,000	3.77%, 12/01/2025	7,088,422
315,000	3.86%, 12/01/2025	335,392

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$165,000	3.86%, 11/01/2023	$176,657
531,927	3.87%, 10/01/2025	569,326
684,898	3.89%, 05/01/2030	715,148
297,839	3.96%, 05/01/2034	311,414
192,774	3.97%, 05/01/2029	206,221
3,334,645	4.00%, 06/01/2025	3,511,311
946,709	4.00%, 10/01/2025	996,573
5,803,606	4.00%, 10/01/2040	6,108,150
2,494,396	4.00%, 11/01/2040	2,625,078
1,834,186	4.00%, 12/01/2040	1,930,542
910,857	4.00%, 02/01/2041	959,228
2,106,336	4.00%, 03/01/2041	2,213,976
979,909	4.00%, 03/25/2042(4)	138,510
979,011	4.00%, 08/01/2042	1,029,817
1,973,019	4.00%, 09/01/2042	2,070,963
567,879	4.00%, 11/25/2042(4)	77,369
469,596	4.00%, 03/01/2045	492,638
1,697,861	4.00%, 07/01/2045	1,794,821
3,889,174	4.00%, 05/01/2046	4,081,020
2,049,382	4.00%, 06/01/2046	2,150,532
20,445,000	4.00%, 04/01/2047(12)(13)	21,444,887
440,703	4.06%, 10/01/2028	476,512
1,062,293	4.50%, 04/01/2025	1,122,862
1,243,763	4.50%, 07/25/2027(4)	130,561
1,617,875	4.50%, 09/01/2035	1,739,841
5,876,578	4.50%, 08/01/2040	6,344,912
5,421,963	4.50%, 10/01/2040	5,829,939
2,474,655	4.50%, 10/01/2041	2,662,693
2,112,169	4.50%, 09/01/2043	2,270,179
1,033	5.00%, 02/01/2018	1,061
27,981	5.00%, 04/01/2018	28,756
197,169	5.00%, 05/01/2018	202,631
240,176	5.00%, 06/01/2018	246,831
7,282	5.00%, 07/01/2018	7,484
72,433	5.00%, 09/01/2018	74,440
214,441	5.00%, 01/01/2020	220,381
1,194,053	5.00%, 06/01/2022	1,269,648
421,012	5.00%, 06/01/2025	452,023
998,483	5.00%, 04/25/2038	1,073,656
739,432	5.46%, 05/25/2042(2)(4)	84,117
22,633	5.50%, 02/01/2018	22,830
981	5.50%, 06/01/2018	994
4,212	5.50%, 11/01/2018	4,259
52,261	5.50%, 08/01/2019	53,733
95,067	5.50%, 09/01/2019	97,612
19,198	5.50%, 10/01/2019	19,675
11,183	5.50%, 01/01/2020	11,493
3,069	5.50%, 03/01/2020	3,162
415,803	5.50%, 05/01/2020	430,440
249,556	5.50%, 06/01/2022	263,745
346,402	5.50%, 06/01/2033	387,884
299,457	5.50%, 08/01/2033	332,999
1,718,453	5.50%, 09/01/2033	1,926,456
1,558,161	5.50%, 12/01/2033	1,757,592
1,338,534	5.50%, 01/01/2034	1,496,077
5,773,575	5.50%, 11/01/2035	6,460,975
1,830,042	5.50%, 04/01/2036	2,044,451
1,434,274	5.50%, 09/01/2036	1,606,532
152,460	5.50%, 01/01/2037	169,561
934,088	5.50%, 04/25/2037	1,038,157
3,900,681	5.50%, 06/25/2042(4)	835,220
4,154	6.00%, 03/01/2022	4,235
591,522	6.00%, 12/01/2032	679,549
752,780	6.00%, 01/01/2033	859,718
113,809	6.00%, 02/01/2033	128,497
752,857	6.00%, 03/01/2033	860,115

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,729,337	6.00%, 02/01/2037	$1,956,382
40	6.50%, 05/01/2017	40
1,432	6.50%, 05/01/2031	1,602
1,341	6.50%, 09/01/2031	1,524
2,231	6.50%, 07/01/2032	2,590
2,027	7.00%, 07/01/2029	2,360
99	7.00%, 12/01/2030	102
826	7.00%, 02/01/2032	900
343	7.00%, 03/01/2032	402
2,104	7.00%, 09/01/2032	2,256
63,924	7.00%, 10/01/2037	67,589
3,184	7.50%, 10/01/2022	3,509
2,246	7.50%, 06/01/2027	2,639
2,989	7.50%, 10/01/2029	3,110
19,410	7.50%, 03/01/2030	21,867
8,975	7.50%, 04/01/2030	9,610
1,287	7.50%, 06/01/2030	1,474
2,560	7.50%, 07/01/2030	2,933
777	7.50%, 08/01/2030	894
6,091	7.50%, 10/01/2030	6,184
8,269	7.50%, 01/01/2031	8,482
4,769	7.50%, 02/01/2031	4,930
30,786	7.50%, 05/01/2031	35,890
8,960	7.50%, 06/01/2031	9,349
2,454	7.50%, 08/01/2031	2,807
41,435	7.50%, 09/01/2031	43,501
361	7.50%, 05/01/2032	422

		482,805,965

	GNMA - 8.4%
1,612,525	3.00%, 09/20/2028(4)	158,032
9,802,600	3.00%, 03/15/2045	9,897,081
474,579	3.00%, 04/15/2045	479,154
5,963,896	3.00%, 07/15/2045	6,021,377
134,795	3.00%, 08/15/2045	136,094
400,000	3.00%, 09/20/2046	403,978
12,999,988	3.00%, 10/20/2046	13,129,283
33,925,000	3.00%, 04/01/2047(12)(13)	34,221,844
697,197	3.50%, 02/16/2027(4)	68,070
1,731,556	3.50%, 03/20/2027(4)	178,408
510,777	3.50%, 11/15/2042	534,232
17,093	3.50%, 12/15/2042	17,784
371,998	3.50%, 02/15/2043	386,989
17,558	3.50%, 03/15/2043	18,266
2,361,797	3.50%, 04/15/2043	2,456,944
6,901,782	3.50%, 05/15/2043	7,178,357
375,897	3.50%, 05/20/2043(4)	71,493
3,127,112	3.50%, 07/20/2043(4)	474,127
9,699,943	3.50%, 03/20/2047	10,068,991
5,685,000	3.50%, 04/01/2047(12)(13)	5,894,634
569,931	4.00%, 12/16/2026(4)	66,847
7,304,032	4.00%, 05/20/2029(4)	744,778
7,668,204	4.00%, 07/20/2040	8,162,217
8,868,928	4.00%, 09/20/2040	9,494,412
13,186,980	4.00%, 10/20/2040	14,052,252
2,047,166	4.00%, 12/20/2040	2,191,185
684,505	4.00%, 05/16/2042(4)	111,458
430,633	4.00%, 01/20/2044(4)	85,897
6,537,937	4.00%, 04/20/2047	6,903,142
288,586	4.50%, 11/15/2039	308,803
2,784,510	4.50%, 05/15/2040	2,999,702
9,224,462	4.50%, 05/20/2040	9,958,747
417,117	4.50%, 07/15/2041	449,302
1,631,107	4.50%, 04/20/2045(4)	381,602
934,441	4.50%, 01/20/2046	998,661
15,780,000	4.50%, 04/01/2047(12)(13)	16,852,548

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$6,220,000	4.50%, 05/01/2047(12)(13)	$6,617,981
994,018	5.00%, 05/20/2040	1,092,564
2,394,163	5.00%, 06/15/2041	2,639,039
3,138,145	5.00%, 10/16/2041(4)	507,359
3,756,899	5.00%, 03/15/2044	4,133,413
4,400,000	5.00%, 04/01/2047(12)(13)	4,807,728
668,372	5.50%, 03/15/2033	767,506
995,496	5.50%, 04/15/2033	1,142,028
1,092,957	5.50%, 05/15/2033	1,275,138
1,660,045	5.50%, 10/20/2034	1,853,076
3,502,160	5.50%, 03/20/2039(4)	807,794
3,066,109	5.50%, 02/16/2047(4)	683,609
1,856,115	5.50%, 02/20/2047(4)	411,949
2,024	6.00%, 12/15/2023	2,291
1,201	6.00%, 01/15/2029	1,359
1,847	6.00%, 04/15/2029	2,138
60,971	6.00%, 12/15/2031	69,945
1,156	6.00%, 10/15/2032	1,338
29,306	6.00%, 06/15/2033	33,763
3,218	6.00%, 03/15/2034	3,737
71,964	6.00%, 08/15/2034	81,783
90,049	6.00%, 09/15/2034	102,845
58,829	6.00%, 02/15/2035	67,150
305,214	6.00%, 12/15/2035	345,528
76,693	6.00%, 02/15/2036	86,817
247,365	6.00%, 03/15/2036	282,298
33,421	6.00%, 04/15/2036	37,819
198,634	6.00%, 05/15/2036	226,964
398,989	6.00%, 06/15/2036	454,667
264,778	6.00%, 07/15/2036	301,280
44,330	6.00%, 08/15/2036	50,517
256,378	6.00%, 02/15/2037	292,639
1,164	6.00%, 05/15/2037	1,318
567,291	6.00%, 06/15/2037	649,314
443,234	6.00%, 07/15/2037	501,919
98,714	6.00%, 08/15/2037	112,606
91,204	6.00%, 09/15/2037	103,231
146,255	6.00%, 10/15/2037	165,769
149,290	6.00%, 11/15/2037	169,055
147,284	6.00%, 12/15/2037	169,173
230,725	6.00%, 01/15/2038	263,025
20,361	6.00%, 02/15/2038	23,046
45,267	6.00%, 05/15/2038	51,241
10,189	6.00%, 06/15/2038	11,536
68,786	6.00%, 08/15/2038	78,044
149,520	6.00%, 09/15/2038	169,552
200,217	6.00%, 10/15/2038	235,793
395,270	6.00%, 11/15/2038	447,286
239,420	6.00%, 12/15/2038	271,199
2,730	6.00%, 01/15/2039	3,092
43,857	6.00%, 08/15/2039	49,645
113,693	6.00%, 11/15/2039	128,699
140,600	6.00%, 02/15/2040	159,116
1,320,358	6.00%, 06/15/2040	1,494,611
249,302	6.00%, 07/15/2040	282,202
2,678,700	6.00%, 09/20/2040(4)	619,059
1,405,797	6.00%, 06/15/2041	1,593,808
26,935	6.50%, 06/15/2028	30,549
926	6.50%, 07/15/2028	1,050
4,178	6.50%, 08/15/2028	4,739
18,993	6.50%, 09/15/2028	21,542
3,134	6.50%, 10/15/2028	3,362
6,183	6.50%, 11/15/2028	7,012
9,582	6.50%, 12/15/2028	10,867
11,533	6.50%, 01/15/2029	13,080
28,556	6.50%, 02/15/2029	32,387

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$317,137	6.50%, 03/15/2029	$359,686
49,559	6.50%, 04/15/2029	56,209
30,172	6.50%, 05/15/2029	34,220
196,964	6.50%, 06/15/2029	223,390
9,657	6.50%, 07/15/2029	10,952
361	6.50%, 03/15/2031	410
258,019	6.50%, 04/15/2031	292,639
68,961	6.50%, 05/15/2031	78,963
13,136	6.50%, 06/15/2031	15,063
229,274	6.50%, 07/15/2031	260,037
120,951	6.50%, 08/15/2031	137,177
149,500	6.50%, 09/15/2031	169,558
163,457	6.50%, 10/15/2031	185,388
495,879	6.50%, 11/15/2031	562,410
88,876	6.50%, 12/15/2031	100,801
357,725	6.50%, 01/15/2032	405,840
80,725	6.50%, 02/15/2032	94,106
51,354	6.50%, 03/15/2032	58,244
275,447	6.50%, 04/15/2032	318,398
1,026	6.50%, 05/15/2032	1,164
39,204	6.50%, 06/15/2032	44,464
1,057	6.50%, 09/15/2032	1,216
9,405	7.00%, 06/20/2030	10,404
980	7.00%, 02/15/2031	1,083
206	7.00%, 06/15/2031	220
202	7.00%, 08/15/2031	229
799	8.50%, 11/15/2024	802

		206,041,753

	Total U.S. Government Agencies (cost $1,079,654,605)	$1,087,980,264

U.S. Government Securities - 5.1%
	U.S. Treasury Securities - 5.1%
	U.S. Treasury Bonds - 1.8%
$1,350,000	2.50%, 02/15/2045	$1,213,049
7,439,000	2.50%, 02/15/2046(14)	6,667,204
2,800,000	3.00%, 11/15/2044(14)(15)	2,787,204
5,595,000	3.00%, 05/15/2045(14)(15)	5,562,437
9,544,000	3.00%, 11/15/2045(14)	9,485,095
9,260,000	3.13%, 08/15/2044(14)(15)	9,440,135
7,534,000	4.50%, 08/15/2039	9,515,502

		44,670,626

	U.S. Treasury Notes - 3.3%
44,167,622	0.25%, 01/15/2025(7)(14)	43,791,932
36,754,000	0.88%, 04/15/2019	36,455,374
200,000	2.38%, 08/15/2024	201,601

		80,448,907

		125,119,533

	Total U.S. Government Securities (cost $127,762,846)	$125,119,533

Common Stocks - 0.0%
	Energy - 0.0%
14,557	Templar Energy LLC Class A*(16)(17)	$145,572

	Utilities - 0.0%
800,000	TCEH Corp.*(16)(17)	1
13,339	Vistra Energy Corp.	217,426

		217,427

	Total Common Stocks (cost $356,644)	$362,999

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A 3.50%(2)(6)	$1,928,120

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

		Diversified Financials - 0.0%
	30,000	Citigroup Capital XIII 7.41%(2)		$	799,500

		Total Preferred Stocks (cost $2,426,720)		$	2,727,620

		Total Long-Term Investments (cost $2,971,569,654)		$	2,985,079,790
Short-Term Investments - 5.9%
		Commercial Paper - 0.5%
		Auto Manufacturers - 0.5%
	$13,195,000	Toyota Motor Credit Corp. 1.21%, 06/29/2017(18)		$	13,160,594

		Foreign Government Obligations - 0.4%
		Sovereign - 0.4%
RON	42,615,000	Romania Treasury Bills 0.57%, 06/26/2017(18)			9,973,599

		Other Investment Pools & Funds - 5.0%
	$122,049,802	Morgan Stanley Institutional Liquidity Funds, Institutional Class			122,049,802

		Total Short-Term Investments (cost $145,797,745)		$	145,183,995

		Total Investments Excluding Purchased Options (cost $3,117,367,399)	127.6%	$	3,130,263,785
		Total Purchased Options (cost $2,631,200)	0.1%	$	2,202,065

		Total Investments (cost $3,119,998,599)^	127.7%	$	3,132,465,850
		Other Assets and Liabilities	(27.7)%		(679,387,422)

		Total Net Assets	100.0%	$	2,453,078,428

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	42,506,972
Unrealized Depreciation		(30,039,721)

Net Unrealized Appreciation	$	12,467,251

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $669,875,872, which represents 27.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2017.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $36,946,390, which represents 1.5% of total net assets.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2017.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Securities disclosed are principal-only strips.
(12)	Represents or includes a TBA transaction.
(13)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $609,266,569 at March 31, 2017.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(16)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of these securities was $145,573, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(17)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
10/2016	800,000	TCEH Corp.	$—
09/2016	14,557	Templar Energy LLC Class A	124,644

			$124,644

At March 31, 2017, the aggregate value of these securities was $145,573, which represents 0.0% of total net assets.

(18)	The rate shown represents current yield to maturity.

OTC Swaption Contracts Outstanding at March 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption	DEUT	2.88%	03/16/27	USD	8,000,000	$1,175,334	$1,315,599	$(140,265)

Puts
Interest Rate Swaption	DEUT	2.88%	03/16/27	USD	8,000,000	$1,026,731	$1,315,600	$(288,869)

Total purchased swaption contracts					16,000,000	$2,202,065	$2,631,199	$(429,134)

Futures Contracts Outstanding at March 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. 10-Year Ultra Future	545	06/21/2017	$72,367,439	$72,970,391	$602,952
U.S. Treasury 5-Year Note Future	2,515	06/30/2017	295,504,541	296,082,306	577,765
U.S. Treasury Long Bond Future	343	06/21/2017	51,476,999	51,739,406	262,407
U.S. Ultra Bond Future	372	06/21/2017	58,948,536	59,752,500	803,964

Total					$2,247,088

Short position contracts:
Long Gilt Future	257	06/28/2017	$40,920,053	$41,080,176	$(160,123)
U.S. Treasury 10-Year Note Future	1,072	06/21/2017	133,215,309	133,531,000	(315,691)
U.S. Treasury 2-Year Note Future	764	06/30/2017	165,297,173	165,370,188	(73,015)

Total					$(548,829)

Total futures contracts					$1,698,259

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

TBA Sale Commitments Outstanding at March 31, 2017
Description		Principal Amount	Maturity Date		Market Value †		Unrealized Appreciation/ (Depreciation)

FHLMC, 3.00%	$	50,300,000	04/01/2047	$	(49,836,294)	$	(396,896)
FHLMC, 4.50%		2,000,000	05/01/2047		(2,139,414)		195
FHLMC, 5.50%		5,100,000	04/01/2047		(5,658,089)		(26,573)
FNMA, 2.50%		73,600,000	04/01/2047		(70,125,925)		(815,425)
FNMA, 3.50%		23,710,000	04/01/2032		(24,671,571)		1,408
FNMA, 4.00%		9,400,000	04/01/2032		(9,713,432)		(41,713)
FNMA, 4.00%		14,255,000	04/01/2047		(14,952,158)		(160,368)
FNMA, 4.50%		35,115,000	04/01/2047		(37,649,864)		(57,309)
FNMA, 5.50%		15,400,000	04/01/2047		(17,106,831)		(56,144)
FNMA, 6.00%		3,300,000	04/01/2047		(3,731,578)		1,031
GNMA, 3.00%		15,550,000	04/01/2047		(15,686,063)		(180,928)
GNMA, 4.00%		10,259,000	04/01/2047		(10,835,268)		(20,160)

Total (proceeds $260,353,605)				$	(262,106,487)	$	(1,752,882)

At March 31, 2017, the aggregate market value of TBA Sale Commitments represents (10.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at March 31, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	2,015,710	(0.32%)	07/25/45	$376,854	$—	$323,581	$(53,273)
ABX.HE.AAA.06	JPM	USD	98,823	(0.18%)	07/25/45	2,164	—	1,689	(475)
ABX.HE.AAA.06	GSC	USD	8,351	(0.18%)	07/25/45	628	—	145	(483)
ABX.HE.AAA.06	MSC	USD	331,265	(0.18%)	07/25/45	7,316	—	5,662	(1,654)
ABX.HE.AAA.07	MSC	USD	1,430,811	(0.09%)	08/25/37	343,893	—	115,535	(228,358)
ABX.HE.AAA.07	GSC	USD	1,582,724	(0.09%)	08/25/37	359,283	—	127,802	(231,481)
ABX.HE.AAA.07	CSI	USD	3,847,291	(0.09%)	08/25/37	1,004,191	—	310,661	(693,530)
ABX.HE.PENAAA.06	MSC	USD	1,682,724	(0.11%)	05/25/46	192,812	—	154,071	(38,741)
ABX.HE.PENAAA.06	JPM	USD	2,459,723	(0.11%)	05/25/46	281,173	—	225,206	(55,967)
ABX.HE.PENAAA.06	GSC	USD	1,009,634	(0.11%)	05/25/46	252,409	—	92,443	(159,966)
CMBX.NA.A.7	JPM	USD	1,880,000	(2.00%)	01/17/47	72,711	—	82,849	10,138
CMBX.NA.A.9	MSC	USD	3,155,000	(2.00%)	09/17/58	111,041	—	160,638	49,597
CMBX.NA.A.9	MSC	USD	1,405,000	(2.00%)	09/17/58	62,384	—	71,536	9,152
CMBX.NA.A.9	DEUT	USD	955,000	(2.00%)	09/17/58	48,443	—	47,086	(1,357)
CMBX.NA.AA.7	CSI	USD	110,000	(1.50%)	01/17/47	3,429	—	1,788	(1,641)
CMBX.NA.AA.7	CSI	USD	3,315,000	(1.50%)	01/17/47	103,343	—	53,893	(49,450)
CMBX.NA.AA.7	CSI	USD	3,315,000	(1.50%)	01/17/47	103,343	—	53,893	(49,450)
CMBX.NA.AA.7	CSI	USD	3,845,000	(1.50%)	01/17/47	119,866	—	62,510	(57,356)
CMBX.NA.AA.8	MSC	USD	1,410,000	(1.50%)	10/17/57	56,770	—	36,601	(20,169)
CMBX.NA.AJ.4	CBK	USD	2,351,017	(0.96%)	02/17/51	415,748	—	372,484	(43,264)
CMBX.NA.AS.7	GSC	USD	415,000	(1.00%)	01/17/47	11,715	—	(747)	(12,462)
CMBX.NA.AS.7	CBK	USD	2,900,000	(1.00%)	01/17/47	63,302	—	7,792	(55,510)
CMBX.NA.AS.7	CSI	USD	4,140,000	(1.00%)	01/17/47	75,334	—	11,123	(64,211)
CMBX.NA.AS.8	DEUT	USD	1,115,000	(1.00%)	10/17/57	81,643	—	8,188	(73,455)
CMBX.NA.BB.8	CSI	USD	1,385,000	(5.00%)	10/17/57	326,045	—	356,751	30,706
CMBX.NA.BB.8	JPM	USD	765,000	(5.00%)	10/17/57	180,090	—	197,050	16,960
CMBX.NA.BB.8	JPM	USD	770,000	(5.00%)	10/17/57	186,033	—	198,338	12,305
CMBX.NA.BB.8	CSI	USD	615,000	(5.00%)	10/17/57	146,115	—	158,413	12,298
CMBX.NA.BB.8	CSI	USD	690,000	(5.00%)	10/17/57	166,705	—	177,732	11,027
CMBX.NA.BB.8	GSC	USD	655,000	(5.00%)	10/17/57	160,722	—	168,716	7,994
CMBX.NA.BB.8	GSC	USD	650,000	(5.00%)	10/17/57	160,726	—	167,428	6,702
CMBX.NA.BB.9	JPM	USD	665,000	(5.00%)	09/17/58	128,659	—	135,209	6,550

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

CMBX.NA.BB.9	CSI	USD	3,270,000	(5.00%)	09/17/58		688,082		—		664,860		(23,222)
CMBX.NA.BBB.10	MSC	USD	1,000,000	(3.00%)	11/17/59		65,636		—		101,451		35,815
CMBX.NA.BBB.10	MSC	USD	1,725,000	(3.00%)	11/17/59		135,260		—		175,002		39,742
CMBX.NA.BBB.10	MSC	USD	670,000	(3.00%)	11/17/59		66,095		—		67,972		1,877
CMBX.NA.BBB.7	GSC	USD	925,000	(3.00%)	01/17/47		79,629		—		83,917		4,288
CMBX.NA.BBB.7	CSI	USD	1,700,000	(3.00%)	01/17/47		164,764		—		154,225		(10,539)
CMBX.NA.BBB.7	CSI	USD	1,985,000	(3.00%)	01/17/47		192,386		—		180,080		(12,306)
CMBX.NA.BBB.7	MSC	USD	2,075,000	(3.00%)	01/17/47		212,943		—		188,245		(24,698)
CMBX.NA.BBB.7	MSC	USD	1,965,000	(3.00%)	01/17/47		146,812		—		178,593		31,781
CMBX.NA.BBB.7	DEUT	USD	900,000	(3.00%)	01/17/47		65,591		—		81,648		16,057
CMBX.NA.BBB.7	MSC	USD	1,250,000	(3.00%)	01/17/47		103,390		—		113,401		10,011
CMBX.NA.BBB.7	CSI	USD	2,020,000	(3.00%)	01/17/47		180,812		—		183,255		2,443
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47		5,401		—		5,308		(93)
CMBX.NA.BBB.7	GSC	USD	1,555,000	(3.00%)	01/17/47		144,725		—		141,070		(3,655)
CMBX.NA.BBB.7	DEUT	USD	920,000	(3.00%)	01/17/47		87,487		—		83,463		(4,024)
CMBX.NA.BBB.7	DEUT	USD	950,000	(3.00%)	01/17/47		117,854		—		86,185		(31,669)
CMBX.NA.BBB.7	GSC	USD	905,000	(3.00%)	01/17/47		125,933		—		82,102		(43,831)
CMBX.NA.BBB.7	MSC	USD	7,150,000	(3.00%)	01/17/47		693,041		—		648,651		(44,390)
CMBX.NA.BBB.9	MSC	USD	950,000	(3.00%)	09/17/58		104,006		—		111,274		7,268
CMBX.NA.BBB.9	MSC	USD	890,000	(3.00%)	09/17/58		103,778		—		104,097		319
CMBX.NA.BBB.9	GSC	USD	955,000	(3.00%)	09/17/58		109,952		—		111,859		1,907
CMBX.NA.BBB.9	CSI	USD	860,000	(3.00%)	09/17/58		99,782		—		100,660		878
CMBX.NA.BBB.9	DEUT	USD	45,000	(3.00%)	09/17/58		5,110		—		5,271		161
CMBX.NA.BBB.9	MSC	USD	540,000	(3.00%)	09/17/58		63,615		—		63,160		(455)
CMBX.NA.BBB.9	DEUT	USD	2,730,000	(3.00%)	09/17/58		335,847		—		319,765		(16,082)
CMBX.NA.BBB.9	JPM	USD	2,950,000	(3.00%)	09/17/58		369,278		—		345,534		(23,744)

Total						$	10,072,099	$	—	$	8,267,114	$	(1,804,985)

Sell protection:
CMBX.NA.A.6	GSC	USD	1,915,000	2.00%	05/11/63	$	24,998	$	—	$	(98,554)	$	(123,552)
CMBX.NA.AAA.6	UBS	USD	15,649,673	0.50%	05/11/63		—		(416,923)		(8,236)		408,687
CMBX.NA.AAA.6	GSC	USD	14,753,129	0.50%	05/11/63		—		(169,646)		(7,764)		161,882
CMBX.NA.AAA.6	DEUT	USD	3,596,138	0.50%	05/11/63		—		(87,652)		(1,893)		85,759
CMBX.NA.AAA.6	MSC	USD	3,456,675	0.50%	05/11/63		—		(27,398)		(1,820)		25,578
CMBX.NA.AAA.6	MSC	USD	1,728,338	0.50%	05/11/63		—		(14,196)		(909)		13,287
CMBX.NA.AJ.4	GSC	USD	2,351,018	0.96%	02/17/51		—		(404,078)		(374,365)		29,713
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63		—		(688,166)		(665,023)		23,143
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63		—		(370,678)		(371,152)		(474)
CMBX.NA.BB.6	CSI	USD	1,235,000	5.00%	05/11/63		—		(243,861)		(250,991)		(7,130)
CMBX.NA.BB.6	GSC	USD	650,000	5.00%	05/11/63		—		(110,951)		(132,191)		(21,240)
CMBX.NA.BB.6	CSI	USD	655,000	5.00%	05/11/63		—		(111,085)		(133,208)		(22,123)
CMBX.NA.BB.6	MSC	USD	690,000	5.00%	05/11/63		—		(114,676)		(140,326)		(25,650)
CMBX.NA.BB.6	JPM	USD	770,000	5.00%	05/11/63		—		(125,613)		(156,596)		(30,983)
CMBX.NA.BB.6	CSI	USD	615,000	5.00%	05/11/63		—		(92,580)		(125,074)		(32,494)
CMBX.NA.BB.6	JPM	USD	765,000	5.00%	05/11/63		—		(113,693)		(155,586)		(41,893)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63		—		(491,664)		(542,463)		(50,799)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63		—		(514,489)		(567,646)		(53,157)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63		—		(514,489)		(567,646)		(53,157)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63		—		(515,409)		(568,661)		(53,252)
CMBX.NA.BB.6	CSI	USD	1,385,000	5.00%	05/11/63		—		(205,837)		(281,669)		(75,832)
CMBX.NA.BB.6	MSC	USD	5,315,000	5.00%	05/11/63		—		(978,415)		(1,079,441)		(101,026)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63		—		(312,473)		(579,831)		(267,358)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57		—		(1,424,314)		(1,307,876)		116,438
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57		—		(702,443)		(645,061)		57,382
CMBX.NA.BB.8	CSI	USD	2,490,000	5.00%	10/17/57		—		(697,680)		(640,687)		56,993
CMBX.NA.BB.8	GSC	USD	910,000	5.00%	10/17/57		—		(277,220)		(234,147)		43,073
CMBX.NA.BB.8	MSC	USD	865,000	5.00%	10/17/57		—		(249,205)		(222,568)		26,637
CMBX.NA.BB.8	GSC	USD	655,000	5.00%	10/17/57		—		(193,907)		(168,534)		25,373
CMBX.NA.BB.8	CSI	USD	1,070,000	5.00%	10/17/57		—		(299,806)		(275,315)		24,491
CMBX.NA.BB.8	MSC	USD	740,000	5.00%	10/17/57		—		(212,882)		(190,405)		22,477
CMBX.NA.BB.8	GSC	USD	360,000	5.00%	10/17/57		—		(100,414)		(92,630)		7,784
CMBX.NA.BB.8	JPM	USD	770,000	5.00%	10/17/57		—		(170,352)		(198,124)		(27,772)
CMBX.NA.BB.8	GSC	USD	915,000	5.00%	10/17/57		—		(144,725)		(235,433)		(90,708)
CMBX.NA.BB.8	GSC	USD	965,000	5.00%	10/17/57		—		(97,311)		(248,298)		(150,987)
CMBX.NA.BB.8	MLI	USD	1,350,000	5.00%	10/17/57		—		(170,415)		(347,360)		(176,945)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

CMBX.NA.BB.8	GSC	USD	1,280,000	5.00%	10/17/57		—		(148,729)		(329,349)		(180,620)
CMBX.NA.BB.8	UBS	USD	1,455,000	5.00%	10/17/57		—		(165,292)		(374,377)		(209,085)
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57		—		(144,567)		(539,052)		(394,485)
CMBX.NA.BB.9	GSC	USD	1,350,000	5.00%	09/17/58		—		(371,606)		(274,108)		97,498
CMBX.NA.BB.9	MLI	USD	675,000	5.00%	09/17/58		—		(187,714)		(137,054)		50,660
CMBX.NA.BB.9	JPM	USD	720,000	5.00%	09/17/58		—		(194,841)		(146,192)		48,649
CMBX.NA.BB.9	MLI	USD	665,000	5.00%	09/17/58		—		(179,957)		(135,024)		44,933
CMBX.NA.BB.9	GSC	USD	525,000	5.00%	09/17/58		—		(143,266)		(106,598)		36,668
CMBX.NA.BBB.6	MSC	USD	465,000	3.00%	05/11/63		—		(40,990)		(59,184)		(18,194)
CMBX.NA.BBB.6	CSI	USD	920,000	3.00%	05/11/63		—		(131,749)		(117,247)		14,502
PrimeX.ARM.2	MSC	USD	3,076,967	4.58%	12/25/37		112,079		—		42,174		(69,905)

Total						$	137,077	$	(13,073,357)	$	(13,793,494)	$	(857,214)

Total traded indices						$	10,209,176	$	(13,073,357)	$	(5,526,380)	$	(2,662,199)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	1,495,000	1.00%/2.04%	12/20/21	$	—	$	(115,474)	$	(68,054)	$	47,420
Brazil (Federated Republic of)	GSC	USD	1,490,000	1.00%/2.04%	12/20/21		—		(114,664)		(67,825)		46,839
Brazil Republic	GSC	USD	2,066,000	1.00%/2.04%	12/20/21		—		(102,624)		(94,045)		8,579
South Africa Government International Bond	GSC	USD	2,032,000	1.00%/1.96%	12/20/21		—		(95,092)		(84,972)		10,120
Turkey Republic	GSC	USD	2,100,000	1.00%/2.16%	12/20/21		—		(127,318)		(106,047)		21,271

Total						$	—	$	(555,172)	$	(420,943)	$	134,229

Total single-name issues						$	—	$	(555,172)	$	(420,943)	$	134,229

Total OTC contracts						$	10,209,176	$	(13,628,529)	$	(5,947,323)	$	(2,527,970)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on March 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2017
Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.EMS.27	USD	18,900,000	(1.00%)	06/20/22	$1,042,632	$983,746	$(58,886)
CDX.NA.HY.27	USD	12,175,020	(5.00%)	12/20/21	783,961	957,785	173,824
CDX.NA.HY.28	USD	55,330,000	(5.00%)	06/20/22	(3,426,452)	(3,964,838)	(538,386)
ITRAXX.EUR.27	EUR	34,554,000	(1.00%)	06/20/22	474,406	503,989	29,583
ITRAXX.XOV.27	EUR	15,824,000	(5.00%)	06/20/22	1,622,488	1,629,682	7,194

Total					$497,035	$110,364	$(386,671)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27	USD	19,065,000	1.00%	12/20/21	$302,988	$355,094	$52,106

Total					$800,023	$465,458	$(334,565)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at March 31, 2017
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.58% based on the notional amount of currency delivered	09/20/22	GSC	CNH 21,500,000	USD 3,088,193	$41,447	$—	$40,741	$(706)
Fixed Rate equal to 4.58% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	USD 3,088,193	CNH 21,500,000	—	(41,447)	4,652	46,099

Total						$41,447	$(41,447)	$45,393	$45,393

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at March 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

BOA	1.81% Fixed	CPURNSA	USD	35,710,000	09/22/25	$—	$—	$1,139,207	$1,139,207
BOA	1.82% Fixed	CPURNSA	USD	39,085,000	09/22/25	—	—	1,221,680	1,221,680

Total						$—	$—	$2,360,887	$2,360,887

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2017

Payments made by Fund	Payments received by Fund			Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

12M Federal Funds Rate	1.63	% Fixed	USD	13,700,000	11/14/26	$—	$—	$443,878	$443,878
1M MXN TIIE	8.27	% Fixed	MXN	40,285,000	12/30/26	—	—	(133,808)	(133,808)
3M USD LIBOR	2.75	% Fixed	USD	2,350,000	03/20/47	—	—	(54,413)	(54,413)

Total						$—	$—	$255,657	$255,657

Foreign Currency Contracts Outstanding at March 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	06/21/17	MSC	$4,471,769	$4,468,867	$(2,902)
BRL	Buy	06/21/17	MSC	4,475,342	4,454,761	(20,581)
BRL	Sell	06/21/17	MSC	4,323,801	4,270,439	53,362
BRL	Sell	06/21/17	MSC	4,257,121	4,253,825	3,296
BRL	Sell	06/21/17	SSG	8,522,353	8,670,970	(148,617)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

CNH	Buy	06/21/17	SCB	$1,523,355	$1,523,232	$(123)
CNH	Buy	06/21/17	MSC	1,529,104	1,523,231	(5,873)
COP	Sell	06/21/17	SCB	3,669,138	3,848,044	(178,906)
EGP	Buy	06/21/17	SCB	159,048	155,592	(3,456)
EGP	Buy	06/21/17	CBK	197,664	190,119	(7,545)
EGP	Buy	06/21/17	CBK	587,827	553,147	(34,680)
EGP	Buy	03/06/18	GSC	132,789	129,714	(3,075)
EGP	Buy	03/06/18	GSC	166,438	162,156	(4,282)
EGP	Buy	03/06/18	CBK	374,070	356,754	(17,316)
EGP	Buy	03/29/18	CBK	954,152	957,928	3,776
EUR	Buy	06/21/17	CBK	94,458	95,320	862
EUR	Sell	04/28/17	HSBC	13,073,270	12,816,639	256,631
EUR	Sell	04/28/17	CBK	112,841	112,155	686
EUR	Sell	06/21/17	UBS	95,352	95,321	31
GBP	Sell	04/28/17	HSBC	3,765,208	3,741,104	24,104
GHS	Buy	06/21/17	SCB	841,188	905,219	64,031
GHS	Buy	06/21/17	CBK	417,276	452,720	35,444
GHS	Buy	06/21/17	CBK	423,299	452,720	29,421
HUF	Sell	06/21/17	CSI	1,186,881	1,192,759	(5,878)
HUF	Sell	06/21/17	BCLY	2,480,358	2,501,005	(20,647)
HUF	Sell	06/21/17	BOA	3,385,497	3,408,632	(23,135)
HUF	Sell	06/21/17	BOA	2,869,498	2,892,980	(23,482)
JPY	Sell	04/14/17	SSG	23,520,557	24,714,354	(1,193,797)
MXN	Sell	06/21/17	GSC	437,952	439,561	(1,609)
MXN	Sell	06/21/17	SSG	2,405,317	2,441,687	(36,370)
MXN	Sell	06/21/17	RBC	4,737,703	5,010,538	(272,835)
PHP	Buy	06/21/17	HSBC	3,049,378	3,065,818	16,440
PHP	Buy	06/21/17	BCLY	3,064,510	3,065,818	1,308
PHP	Sell	06/21/17	BCLY	6,046,211	6,131,636	(85,425)
RON	Sell	06/26/17	CBK	10,639,254	10,002,835	636,419
RON	Sell	08/28/17	JPM	3,319,296	3,055,969	263,327
RON	Sell	08/28/17	BNP	2,003,824	1,846,975	156,849
THB	Buy	06/21/17	JPM	3,092,535	3,153,212	60,677
THB	Buy	06/21/17	HSBC	3,098,900	3,153,213	54,313
THB	Buy	06/21/17	JPM	8,831	9,075	244
THB	Sell	06/21/17	JPM	6,210,225	6,306,424	(96,199)
TRY	Buy	06/21/17	HSBC	3,017,929	3,147,719	129,790
TRY	Buy	06/21/17	BNP	3,049,289	3,147,988	98,699
TRY	Buy	06/21/17	JPM	3,007,169	3,060,640	53,471
TRY	Buy	06/21/17	MSC	3,072,005	3,060,372	(11,633)
TRY	Sell	06/21/17	GSC	2,985,294	3,060,641	(75,347)
TRY	Sell	06/21/17	HSBC	2,973,651	3,060,372	(86,721)
TRY	Sell	06/21/17	SCB	3,046,343	3,147,719	(101,376)
TRY	Sell	06/21/17	DEUT	3,046,480	3,147,987	(101,507)
TRY	Sell	06/21/17	CBK	4,531,021	4,668,095	(137,074)
ZAR	Sell	06/21/17	CBK	2,818,117	2,709,263	108,854
ZAR	Sell	06/21/17	JPM	3,725,319	3,622,834	102,485
ZAR	Sell	06/21/17	HSBC	1,353,955	1,347,834	6,121
ZAR	Sell	06/21/17	CBK	754	735	19
ZMW	Buy	06/21/17	SCB	226,733	229,811	3,078
ZMW	Buy	06/21/17	CBK	228,315	229,810	1,495
ZMW	Buy	06/21/17	CBK	465,076	459,721	(5,355)
ZMW	Buy	06/21/17	CBK	925,354	919,343	(6,011)

Total						$(546,524)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RON	New Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$779,559,346	$—	$775,870,625	$3,688,721
Corporate Bonds	772,231,669	—	772,231,669	—
Foreign Government Obligations	76,072,640	—	76,072,640	—
Municipal Bonds	30,822,024	—	30,822,024	—
Senior Floating Rate Interests	110,203,695	—	110,203,695	—
U.S. Government Agencies	1,087,980,264	—	1,087,980,264	—
U.S. Government Securities	125,119,533	—	125,119,533	—
Common Stocks
Energy	145,572	—	—	145,572
Utilities	217,427	217,426	—	1
Preferred Stocks	2,727,620	2,727,620	—	—
Short-Term Investments	145,183,995	122,049,802	23,134,193	—
Purchased Options	2,202,065	—	2,202,065	—
Foreign Currency Contracts(2)	2,165,233	—	2,165,233	—
Futures Contracts(2)	2,247,088	2,247,088	—	—
Swaps - Credit Default(2)	2,144,519	—	2,144,519	—
Swaps - Cross Currency(2)	46,099	—	46,099	—
Swaps - Interest Rate(2)	2,804,765	—	2,804,765	—

Total	$3,141,873,554	$127,241,936	$3,010,797,324	$3,834,294

Liabilities
Foreign Currency Contracts(2)	$(2,711,757)	$—	$(2,711,757)	$—
Futures Contracts(2)	(548,829)	(548,829)	—	—
Swaps - Credit Default(2)	(5,007,054)	—	(5,007,054)	—
Swaps - Cross Currency(2)	(706)	—	(706)	—
Swaps - Interest Rate(2)	(188,221)	—	(188,221)	—
TBA Sale Commitments	(262,106,487)	—	(262,106,487)	—

Total	$(270,563,054)	$(548,829)	$(270,014,225)	$—

(1)	For the three-month period ended March 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $8,753,000 were transferred from Level 3 to Level 2 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.0%
	Asset-Backed - Automobile - 14.0%
	Ally Auto Receivables Trust
$2,690,000	1.38%, 10/15/2019	$2,687,581
800,000	1.49%, 11/15/2019	799,878
2,615,000	American Credit Acceptance Receivables Trust 1.72%, 06/15/2020(1)	2,613,760
	AmeriCredit Automobile Receivables Trust
449,755	1.26%, 04/08/2019	449,678
744,557	1.26%, 11/08/2019	744,259
896,739	1.42%, 10/08/2019	896,724
505,000	1.46%, 05/10/2021	503,545
525,000	1.51%, 05/18/2020	524,915
226,344	1.52%, 06/10/2019	226,446
	BMW Vehicle Lease Trust
860,000	1.55%, 02/20/2019	860,124
1,025,000	1.64%, 07/22/2019	1,025,520
	Capital Auto Receivables Asset Trust
2,200,000	1.62%, 03/20/2019	2,202,223
1,240,000	1.86%, 10/21/2019	1,242,447
	CarMax Auto Owner Trust
566,071	1.09%, 04/15/2019	565,753
3,060,000	1.21%, 11/15/2019	3,054,606
1,357,063	1.24%, 06/17/2019	1,356,613
2,400,000	1.32%, 07/15/2019	2,397,098
1,360,000	1.54%, 02/18/2020	1,360,135
2,000,000	1.56%, 11/16/2020	1,999,455
	Chesapeake Funding LLC
740,982	1.25%, 03/07/2026(1)(2)	740,198
1,484,184	2.06%, 03/15/2028(1)(2)	1,491,596
	Chrysler Capital Auto Receivables Trust
805,000	1.36%, 01/15/2020(1)	804,087
4,790,000	1.76%, 12/16/2019(1)	4,799,258
2,760,000	Enterprise Fleet Financing LLC 1.74%, 02/22/2022(1)	2,754,069
1,750,000	Fifth Third Auto Trust 1.42%, 03/16/2020	1,749,040
683,732	First Investors Auto Owner Trust 1.69%, 04/15/2021(1)	683,572
	Ford Credit Auto Lease Trust
3,000,000	1.38%, 12/15/2018	3,000,800
1,065,000	1.56%, 11/15/2019	1,065,140
	Ford Credit Auto Owner Trust
109,996	0.95%, 08/15/2018	109,965
2,335,000	1.04%, 09/15/2019	2,328,919
1,500,000	2.26%, 11/15/2025(1)	1,512,439
	GM Financial Automobile Leasing Trust
826,057	1.28%, 10/22/2018	825,371
2,525,646	1.53%, 09/20/2018	2,527,588
590,000	1.61%, 12/20/2019	589,315
740,000	1.67%, 09/20/2019	740,593
1,010,000	1.68%, 12/20/2018	1,011,758
1,938,175	Harley-Davidson Motorcycle Trust 1.41%, 06/15/2020	1,938,423
1,745,000	Huntington Auto Trust 1.29%, 05/15/2019	1,743,830
	Hyundai Auto Lease Securitization Trust
810,000	1.52%, 10/15/2019(1)	809,209
1,290,000	1.88%, 08/17/2020(1)	1,292,150
1,845,000	Hyundai Auto Receivables Trust 1.48%, 02/18/2020	1,844,273
1,060,000	Mercedes-Benz Auto Lease Trust 1.15%, 01/15/2019	1,058,496
1,205,000	Mercedes-Benz Auto Receivables Trust 1.26%, 02/16/2021	1,198,408

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Nissan Auto Lease Trust
$471,297	1.18%, 12/15/2017	$471,252
2,470,665	1.22%, 08/15/2018	2,468,601
1,607,256	1.29%, 03/16/2020	1,607,336
1,054,821	Nissan Auto Receivables Owner Trust 1.05%, 04/15/2019	1,053,788
	Prestige Auto Receivables Trust
1,635,000	1.46%, 07/15/2020(1)	1,630,830
927,107	1.78%, 08/15/2019(1)	928,253
620,000	Santander Drive Auto Receivables Trust 1.49%, 02/18/2020	619,653
1,100,000	Securitized Term Auto Receivables Trust 1.51%, 04/25/2019(1)	1,098,829
450,000	Toyota Auto Receivables Owner Trust 1.30%, 04/15/2020	448,549
1,792,804	Volkswagen Auto Loan Enhanced Trust 1.16%, 03/20/2020	1,793,268
	Westlake Automobile Receivables Trust
53,345	1.28%, 07/16/2018(1)	53,341
1,004,813	1.57%, 06/17/2019(1)	1,005,086
1,170,000	1.78%, 04/15/2020(1)	1,170,572
	Wheels SPV LLC
5,898	0.84%, 03/20/2023(1)	5,897
420,000	1.59%, 05/20/2025(1)	418,470
	World Omni Auto Receivables Trust
566,515	0.96%, 07/15/2019	566,199
1,340,000	1.10%, 01/15/2020	1,336,960
	World Omni Automobile Lease Securitization Trust
824,250	1.06%, 05/15/2018	823,863
773,518	1.37%, 01/15/2020	773,519
1,030,000	1.68%, 12/16/2019	1,031,083

		81,434,606

	Asset-Backed - Credit Card - 7.2%
1,485,000	American Express Credit Account Master Trust 1.26%, 01/15/2020	1,485,278
2,995,000	BA Credit Card Trust 1.29%, 06/15/2021(2)	3,007,799
	Cabela’s Credit Card Master Note Trust
3,000,000	1.36%, 07/15/2022(2)	3,006,903
1,785,000	1.78%, 06/15/2022	1,781,279
2,500,000	Capital One Multi-Asset Execution Trust 1.36%, 02/15/2022(2)	2,514,502
2,480,000	CARDS II Trust 1.61%, 07/15/2021(1)(2)	2,491,465
	Chase Issuance Trust
2,250,000	1.27%, 07/15/2021	2,226,141
6,000,000	1.33%, 11/16/2020(2)	6,029,102
4,750,000	Evergreen Credit Card Trust 1.63%, 04/15/2020(1)(2)	4,771,499
3,650,000	Master Credit Card Trust 1.73%, 09/23/2019(1)(2)	3,663,889
2,000,000	Penarth Master Issuer plc 1.63%, 03/18/2020(1)(2)	2,004,220
	Synchrony Credit Card Master Note Trust
2,855,000	1.60%, 04/15/2021	2,856,508
3,500,000	1.61%, 11/15/2020	3,504,903
2,380,000	Trillium Credit Card Trust II 1.70%, 05/26/2021(1)(2)	2,390,439

		41,733,927

	Asset-Backed - Finance & Insurance - 5.8%
	Ally Master Owner Trust
2,500,000	1.40%, 10/15/2019(2)	2,502,702
2,000,000	1.54%, 09/15/2019	2,001,448
3,275,000	1.60%, 10/15/2019	3,278,016

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	CNH Equipment Trust
$1,520,000	1.26%, 02/18/2020	$1,517,850
857,020	1.31%, 10/15/2019	857,201
2,095,000	1.64%, 07/15/2020	2,095,654
	Ford Credit Floorplan Master Owner Trust
1,745,000	1.44%, 07/15/2020(2)	1,750,283
1,380,000	1.51%, 08/15/2020(2)	1,386,538
	GMF Floorplan Owner Revolving Trust
1,150,000	1.41%, 05/15/2020(1)(2)	1,153,190
1,440,000	1.48%, 01/18/2022(1)(2)	1,444,719
	GreatAmerica Leasing Receivables Funding LLC
1,413,081	1.57%, 05/21/2018(1)	1,413,574
915,000	1.72%, 04/22/2019(1)	913,811
	John Deere Owner Trust
1,515,000	1.09%, 02/15/2019	1,513,655
830,000	1.50%, 10/15/2019	829,565
	Kubota Credit Owner Trust
384,985	1.16%, 05/15/2018(1)	384,932
780,000	1.25%, 04/15/2019(1)	778,816
	New York City Tax Lien
597,136	1.34%, 11/10/2028(1)	595,404
561,185	1.47%, 11/10/2029(1)	562,588
	Verizon Owner Trust
2,250,000	1.42%, 01/20/2021(1)	2,236,200
905,000	2.06%, 09/20/2021(1)	907,589
	Volvo Financial Equipment LLC
148,255	0.82%, 04/16/2018(1)	148,189
915,000	1.55%, 10/15/2019(1)	915,220
	Wells Fargo Dealer Floorplan Master Note Trust
1,630,000	1.36%, 07/20/2019(2)	1,632,562
3,000,000	1.73%, 04/22/2019(2)	3,001,000

		33,820,706

	Asset-Backed - Student Loan - 1.7%
	Navient Student Loan Trust
2,535,000	1.17%, 07/26/2066(1)(2)	2,536,982
829,643	1.46%, 03/25/2066(1)(2)	831,445
	SLM Student Loan Trust
1,503,179	1.13%, 10/25/2024(2)	1,498,522
1,054,804	1.16%, 01/25/2027(2)	1,045,125
415,312	1.33%, 10/25/2021(2)	415,440
1,552,360	1.50%, 03/25/2026(2)	1,557,637
2,245,434	1.58%, 11/25/2027(2)	2,253,120

		10,138,271

	Commercial Mortgage - Backed Securities - 1.3%
1,300,000	Community or Commercial Mortgage Trust 1.91%, 01/10/2046	1,303,724
1,130,000	Community or Commercial Mortgage Trust 1.71%, 03/15/2029(1)(2)	1,130,706
1,365,000	FREMF Mortgage Trust 1.09%, 02/25/2020(2)	1,367,127
3,440,713	LB-UBS Commercial Mortgage Trust 6.13%, 04/15/2041(2)	3,537,180
139,726	WF-RBS Commercial Mortgage Trust 2.19%, 04/15/2045	139,626

		7,478,363

	Total Asset & Commercial Mortgage Backed Securities (cost $174,700,557)	$174,605,873

Corporate Bonds - 41.8%
	Agriculture - 0.9%
$2,000,000	BAT International Finance plc 1.64%, 06/15/2018(1)(2)	$2,004,986
1,750,000	Philip Morris International, Inc. 1.47%, 02/21/2020(2)	1,758,113

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,425,000	Reynolds American, Inc. 2.30%, 06/12/2018	$1,433,560

		5,196,659

	Auto Manufacturers - 4.2%
2,500,000	American Honda Finance Corp. 1.48%, 07/13/2018(2)	2,512,882
	Daimler Finance North America LLC
1,750,000	1.50%, 07/05/2019(1)	1,725,281
2,000,000	1.65%, 05/18/2018(1)	1,997,702
	Ford Motor Credit Co. LLC
2,500,000	1.95%, 03/12/2019(2)	2,510,435
1,500,000	2.26%, 03/28/2019	1,503,720
1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(1)	1,508,001
2,000,000	Nissan Motor Acceptance Corp. 1.50%, 03/02/2018(1)	1,994,984
	PACCAR Financial Corp.
1,000,000	1.40%, 05/18/2018	999,247
1,500,000	1.70%, 12/06/2018(2)	1,511,825
	Toyota Motor Credit Corp.
2,000,000	1.13%, 05/16/2017	1,999,964
1,250,000	1.20%, 04/06/2018	1,246,614
1,850,000	1.34%, 01/12/2018(2)	1,851,708
3,000,000	Volkswagen Group of America Finance LLC 1.52%, 05/22/2018(1)(2)	2,999,187

		24,361,550

	Beverages - 1.9%
5,000,000	Anheuser-Busch InBev Finance, Inc. 1.43%, 02/01/2019(2)	5,017,090
6,000,000	Anheuser-Busch InBev Worldwide, Inc. 1.72%, 08/01/2018(2)	6,039,288

		11,056,378

	Chemicals - 0.6%
1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	1,228,210
2,000,000	Monsanto Co. 1.15%, 06/30/2017	1,998,350

		3,226,560

	Commercial Banks - 19.8%
2,200,000	ABN Amro Bank N.V. 1.66%, 01/18/2019(1)(2)	2,205,839
	Bank of America Corp.
2,000,000	1.70%, 08/25/2017	2,003,102
1,280,000	2.00%, 01/11/2018	1,283,272
2,000,000	2.06%, 01/15/2019(2)	2,024,240
2,000,000	2.23%, 03/22/2018(2)	2,013,870
720,000	5.65%, 05/01/2018	749,101
	Bank of Montreal
1,350,000	1.35%, 08/28/2018	1,343,701
2,000,000	1.40%, 04/10/2018	1,996,390
1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019	1,738,900
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 1.42%, 09/08/2017(1)(2)	1,999,838
	BB&T Corp.
2,500,000	1.69%, 02/01/2019(2)	2,516,075
1,500,000	1.70%, 06/15/2020(2)	1,501,903
1,500,000	Capital One Financial Corp. 2.06%, 03/09/2022(2)	1,500,779
4,000,000	Citigroup, Inc. 1.78%, 04/08/2019(2)	4,020,012
1,500,000	Citizens Bank NA 1.60%, 03/02/2020(2)	1,503,307

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$2,070,000	Commonwealth Bank of Australia 1.67%, 11/07/2019(1)(2)	$2,083,380
	Credit Agricole S.A.
1,775,000	1.67%, 06/12/2017(1)(2)	1,776,193
2,500,000	2.08%, 06/10/2020(1)(2)	2,511,935
	Credit Suisse AG
1,700,000	1.38%, 05/26/2017	1,700,267
2,250,000	1.70%, 04/27/2018	2,247,025
2,250,000	1.72%, 04/27/2018(2)	2,251,748
	Danske Bank A/S
1,500,000	1.57%, 03/02/2020(1)(2)	1,501,807
2,000,000	1.68%, 09/06/2019(1)(2)	2,005,126
	Deutsche Bank AG London
2,000,000	1.35%, 05/30/2017	1,999,292
	Fifth Third Bank
2,350,000	1.74%, 09/27/2019(2)	2,350,566
2,000,000	1.97%, 08/20/2018(2)	2,011,940
	Goldman Sachs Group, Inc.
2,000,000	2.20%, 04/23/2020(2)	2,028,036
3,500,000	2.21%, 11/15/2021(2)	3,540,124
1,000,000	2.24%, 04/30/2018(2)	1,008,850
3,000,000	HSBC Bank plc 1.68%, 05/15/2018(1)(2)	3,009,333
	Huntington National Bank
1,000,000	1.47%, 04/24/2017(2)	1,000,256
1,500,000	1.62%, 03/10/2020(2)	1,500,732
	ING Bank N.V.
1,000,000	1.65%, 08/15/2019(1)	987,561
2,300,000	1.69%, 03/16/2018(1)(2)	2,305,679
	JP Morgan Chase & Co.
1,500,000	1.57%, 03/01/2018(2)	1,504,567
3,000,000	1.67%, 01/28/2019(2)	3,018,903
	KeyBank NA
1,600,000	1.58%, 06/01/2018(2)	1,606,010
1,000,000	1.60%, 08/22/2019	989,273
1,500,000	Manufacturers & Traders Trust Co. 1.40%, 07/25/2017	1,499,048
	Morgan Stanley
3,000,000	1.89%, 01/24/2019(2)	3,023,346
1,275,000	5.95%, 12/28/2017	1,314,723
3,000,000	Nordea Bank AB 1.36%, 04/04/2017(1)(2)	3,000,000
	PNC Bank NA
2,000,000	1.45%, 07/29/2019	1,976,946
870,000	1.70%, 12/07/2018	869,823
3,000,000	Royal Bank of Canada 1.42%, 01/10/2019(2)	3,006,546
	Santander UK plc
1,500,000	1.56%, 09/29/2017(2)	1,500,434
2,500,000	1.90%, 08/24/2018(2)	2,512,620
3,000,000	Societe Generale S.A. 2.23%, 10/01/2018(2)	3,024,141
2,000,000	Standard Chartered plc 1.66%, 04/17/2018(1)(2)	1,997,070
1,250,000	Sumitomo Mitsui Banking Corp. 1.70%, 10/19/2018(2)	1,253,405
3,000,000	SunTrust Bank 1.56%, 01/31/2020(2)	3,012,189
1,665,000	Svenska Handelsbanken AB 1.59%, 09/06/2019(2)	1,669,174
	Toronto-Dominion Bank
3,000,000	1.28%, 05/02/2017(2)	3,000,408
2,250,000	1.45%, 08/13/2019	2,225,135
875,000	U.S. Bancorp 1.53%, 11/15/2018(2)	879,463

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,250,000	U.S. Bank NA 1.36%, 01/24/2020(2)	$1,250,846
1,500,000	UBS AG 1.85%, 03/26/2018(2)	1,506,031
	Wells Fargo Bank NA
1,500,000	1.65%, 01/22/2018	1,499,163
2,000,000	1.75%, 12/06/2019(2)	2,014,988

		115,374,431

	Commercial Services - 0.2%
1,370,000	Catholic Health Initiatives 1.60%, 11/01/2017	1,368,567

	Diversified Financial Services - 2.4%
	American Express Credit Corp.
1,500,000	1.13%, 06/05/2017	1,500,059
2,500,000	1.70%, 03/18/2019(2)	2,512,800
1,500,000	Capital One Bank USA NA 1.30%, 06/05/2017	1,499,955
	General Electric Co.
2,000,000	1.32%, 05/15/2017(2)	2,000,142
3,000,000	1.86%, 04/02/2018(2)	3,017,568
1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	1,449,267
1,700,000	Synchrony Financial 2.27%, 02/03/2020(2)	1,711,291

		13,691,082

	Electric - 0.3%
905,000	Exelon Corp. 1.55%, 06/09/2017	905,027
1,080,000	Pacific Gas & Electric Co. 1.25%, 11/30/2017(2)	1,080,692

		1,985,719

	Electronics - 0.3%
2,000,000	Honeywell International, Inc. 1.32%, 10/30/2019(2)	2,012,824

	Healthcare-Products - 0.6%
1,820,000	Medtronic, Inc. 1.50%, 03/15/2018	1,820,449
1,750,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	1,750,000

		3,570,449

	Healthcare-Services - 0.4%
2,500,000	Roche Holdings, Inc. 1.49%, 09/30/2019(1)(2)	2,511,032

	Insurance - 2.0%
2,000,000	Berkshire Hathaway, Inc. 1.15%, 08/15/2018	1,989,936
1,500,000	MassMutual Global Funding II 1.55%, 10/11/2019(1)	1,481,859
2,460,000	Metropolitan Life Global Funding I 1.75%, 12/19/2018(1)	2,456,775
1,450,000	Principal Life Global Funding II 1.20%, 05/19/2017(1)	1,449,704
4,000,000	Prudential Financial, Inc. 1.82%, 08/15/2018(2)	4,024,460

		11,402,734

	IT Services - 0.6%
3,500,000	Hewlett Packard Enterprise Co. 2.45%, 10/05/2017	3,510,213

	Machinery - Construction & Mining - 0.3%
1,750,000	Caterpillar Financial Services Corp. 1.44%, 03/22/2019(2)	1,750,100

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Machinery-Diversified - 0.3%
$2,000,000	John Deere Capital Corp. 1.43%, 03/13/2020(2)	$2,001,826

	Media - 0.7%
3,000,000	NBCUniversal Enterprise, Inc. 1.71%, 04/15/2018(1)(2)	3,018,318
1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,292,049

		4,310,367

	Miscellaneous Manufacturing - 0.3%
1,500,000	Siemens Financieringsmaatschappij N.V. 1.48%, 03/16/2020(1)(2)	1,501,095

	Oil & Gas - 2.8%
	BP Capital Markets plc
2,345,000	1.67%, 02/13/2018	2,346,473
4,000,000	1.78%, 09/26/2018(2)	4,025,756
1,500,000	Chevron Corp. 1.30%, 03/03/2020(2)	1,500,641
3,000,000	ConocoPhillips Co. 1.37%, 05/15/2018(2)	3,003,882
2,500,000	Exxon Mobil Corp. 1.44%, 03/01/2018	2,502,297
3,000,000	Statoil ASA 1.50%, 11/08/2018(2)	3,016,659

		16,395,708

	Oil & Gas Services - 0.3%
1,800,000	Schlumberger Holdings Corp. 1.90%, 12/21/2017(1)	1,803,172

	Pharmaceuticals - 2.1%
	Actavis Funding SCS
2,000,000	1.30%, 06/15/2017	1,999,802
4,700,000	2.20%, 03/12/2018(2)	4,731,716
1,750,000	Baxalta, Inc. 1.94%, 06/22/2018(2)	1,751,722
2,000,000	Bayer US Finance LLC 1.29%, 10/06/2017(1)(2)	1,998,370
1,500,000	Express Scripts Holding Co. 1.25%, 06/02/2017	1,499,415

		11,981,025

	Pipelines - 0.3%
1,800,000	Enbridge, Inc. 1.51%, 06/02/2017(2)	1,800,677

	REITS - 0.1%
570,000	Ventas Realty L.P. 1.25%, 04/17/2017	569,997

	Retail - 0.3%
1,500,000	CVS Health Corp. 1.90%, 07/20/2018	1,502,967

	Software - 0.1%
405,000	Fidelity National Information Services, Inc. 1.45%, 06/05/2017	404,951

	Total Corporate Bonds (cost $242,863,427)	$243,290,083

Municipal Bonds - 0.4%
	General - 0.4%
$325,000	Fresno County, CA 4.66%, 08/15/2018	$331,480

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,750,000	Illinois State, GO 5.13%, 07/01/2017		$	1,762,460

				2,093,940

	Total Municipal Bonds (cost $2,096,899)		$	2,093,940

U.S. Government Agencies - 12.6%
	FFCB - 4.3%
$25,000,000	0.67%, 10/18/2017		$	24,956,600

	FHLB - 5.1%
15,000,000	0.75%, 09/08/2017			14,986,425
15,000,000	0.88%, 01/30/2018			14,973,405

				29,959,830

	FHLMC - 3.2%
3,825,000	0.75%, 04/09/2018			3,809,884
15,000,000	1.00%, 09/29/2017			15,003,345

				18,813,229

	Total U.S. Government Agencies (cost $73,815,069)		$	73,729,659

U.S. Government Securities - 13.8%
	Other Direct Federal Obligations - 4.1%
	FHLB - 4.1%
$24,300,000	1.00%, 06/09/2017		$	24,306,901

	U.S. Treasury Securities - 9.7%
	U.S. Treasury Notes - 9.7%
10,000,000	0.75%, 10/31/2017			9,988,280
14,000,000	0.75%, 01/31/2018			13,966,092
25,000,000	0.88%, 01/31/2018			24,964,825
7,500,000	1.00%, 02/15/2018			7,496,190

				56,415,387

	Total U.S. Government Securities (cost $80,794,762)		$	80,722,288

	Total Long-Term Investments (cost $574,270,714)		$	574,441,843

Short-Term Investments - 1.4%
	Commercial Paper - 0.3%
1,500,000	KFW International Finance, Inc. 1.00%, 06/12/2017(3)			1,497,132

	Foreign Government Obligations - 0.5%
	Switzerland - 0.5%
3,200,000	Credit Suisse NY 1.75%, 11/14/2017(3)			3,202,694

	Other Investment Pools & Funds - 0.6%
3,504,431	Fidelity Institutional Government Fund, Institutional Class			3,504,431

	Total Short-Term Investments (cost $8,201,431)		$	8,204,257

	Total Investments (cost $582,472,145)^	100.0%	$	582,646,100
	Other Assets and Liabilities	0.0%		(155,351)

	Total Net Assets	100.0%	$	582,490,749

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	797,140
Unrealized Depreciation		(623,185)

Net Unrealized Appreciation	$	173,955

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $111,598,197, which represents 19.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2017.
(3)	The rate shown represents current yield to maturity.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.

Municipal Abbreviations:
GO	General Obligation

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$174,605,873	$—	$174,605,873	$—
Corporate Bonds	243,290,083	—	243,290,083	—
Municipal Bonds	2,093,940	—	2,093,940	—
U.S. Government Agencies	73,729,659	—	73,729,659	—
U.S. Government Securities	80,722,288	—	80,722,288	—
Short-Term Investments	8,204,257	3,504,431	4,699,826	—

Total	$582,646,100	$3,504,431	$579,141,669	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford Value HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Banks - 16.0%
258,700	Bank of America Corp.	$6,102,733
220,785	Citigroup, Inc.	13,207,359
280,652	JP Morgan Chase & Co.	24,652,471
46,970	M&T Bank Corp.	7,267,668
112,520	PNC Financial Services Group, Inc.	13,529,405
351,635	Wells Fargo & Co.	19,572,004

		84,331,640

	Capital Goods - 9.8%
33,075	3M Co.	6,328,240
47,890	Caterpillar, Inc.	4,442,276
117,955	Eaton Corp. plc	8,746,363
91,770	Fortune Brands Home & Security, Inc.	5,584,205
288,100	General Electric Co.	8,585,380
95,175	Ingersoll-Rand plc	7,739,631
97,770	Triumph Group, Inc.	2,517,578
68,420	United Technologies Corp.	7,677,408

		51,621,081

	Commercial & Professional Services - 0.8%
99,850	Nielsen Holdings plc	4,124,804

	Consumer Durables & Apparel - 1.2%
270,005	PulteGroup, Inc.	6,358,618

	Consumer Services - 2.2%
102,463	Hilton Worldwide Holdings, Inc.	5,989,987
108,130	Norwegian Cruise Line Holdings Ltd.*	5,485,435

		11,475,422

	Diversified Financials - 5.7%
18,705	BlackRock, Inc.	7,173,554
28,790	Goldman Sachs Group, Inc.	6,613,639
88,125	Intercontinental Exchange, Inc.	5,276,044
198,630	Invesco Ltd.	6,084,037
112,000	Thomson Reuters Corp.	4,841,760

		29,989,034

	Energy - 11.1%
48,865	Anadarko Petroleum Corp.	3,029,630
118,820	Canadian Natural Resources Ltd.	3,896,108
111,655	Chevron Corp.	11,988,397
79,750	EOG Resources, Inc.	7,779,613
89,585	Exxon Mobil Corp.	7,346,866
147,535	Halliburton Co.	7,260,197
383,499	Marathon Oil Corp.	6,059,284
50,390	Occidental Petroleum Corp.	3,192,710
30,990	Pioneer Natural Resources Co.	5,771,268
221,730	Southwestern Energy Co.*	1,811,534

		58,135,607

	Food, Beverage & Tobacco - 4.9%
109,182	British American Tobacco plc	7,243,791
48,553	Kraft Heinz Co.	4,409,098
121,940	Mondelez International, Inc. Class A	5,253,175
80,380	Philip Morris International, Inc.	9,074,902

		25,980,966

	Health Care Equipment & Services - 2.9%
100,086	Medtronic plc	8,062,928
45,455	UnitedHealth Group, Inc.	7,455,075

		15,518,003

	Household & Personal Products - 0.5%
51,600	Unilever N.V.	2,563,488

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Insurance - 6.6%
83,735	American International Group, Inc.	$5,227,576
61,710	Chubb Ltd.	8,407,987
90,830	Marsh & McLennan Cos., Inc.	6,711,429
119,820	MetLife, Inc.	6,328,892
73,505	Principal Financial Group, Inc.	4,638,901
77,945	Unum Group	3,654,841

		34,969,626

	Materials - 2.3%
116,640	Dow Chemical Co.	7,411,305
88,305	International Paper Co.	4,484,128

		11,895,433

	Media - 3.2%
80,420	CBS Corp. Class B	5,577,931
151,690	Comcast Corp. Class A	5,702,027
118,800	Viacom, Inc. Class B	5,538,456

		16,818,414

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
26,860	Allergan plc*	6,417,391
30,750	Amgen, Inc.	5,045,153
172,960	AstraZeneca plc ADR	5,385,974
126,150	Bristol-Myers Squibb Co.	6,860,037
213,610	Merck & Co., Inc.	13,572,779
77,274	Pfizer, Inc.	2,643,544
24,219	Roche Holding AG	6,193,612

		46,118,490

	Real Estate - 1.0%
203,770	Park Hotels & Resorts, Inc. REIT	5,230,776

	Retailing - 2.7%
33,350	Home Depot, Inc.	4,896,781
186,050	Liberty Interactive Corp. QVC Group Class A*	3,724,721
35,220	Lowe’s Cos., Inc.	2,895,436
37,790	Signet Jewelers Ltd.	2,617,713

		14,134,651

	Semiconductors & Semiconductor Equipment - 5.5%
42,150	Analog Devices, Inc.	3,454,193
292,490	Intel Corp.	10,550,114
166,765	Maxim Integrated Products, Inc.	7,497,754
127,670	QUALCOMM, Inc.	7,320,598

		28,822,659

	Software & Services - 2.8%
101,860	Cognizant Technology Solutions Corp. Class A*	6,062,707
88,320	eBay, Inc.*	2,964,903
89,805	Microsoft Corp.	5,914,557

		14,942,167

	Technology Hardware & Equipment - 4.7%
30,140	Apple, Inc.	4,329,913
482,620	Cisco Systems, Inc.	16,312,556
764,010	Nokia Oyj ADR	4,140,934

		24,783,403

	Telecommunication Services - 1.3%
136,650	Verizon Communications, Inc.	6,661,688

	Transportation - 1.3%
62,520	Union Pacific Corp.	6,622,118

	Utilities - 3.6%
44,740	Dominion Resources, Inc.	3,470,482
69,380	Edison International	5,523,342
116,205	Eversource Energy	6,830,530

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

25,415	NextEra Energy, Inc.		$3,262,523

			19,086,877

	Total Common Stocks (cost $389,039,985)		$520,184,965

	Total Long-Term Investments (cost $389,039,985)		520,184,965
Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
7,373,311	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		7,373,311

	Total Short-Term Investments (cost $7,373,311)		$7,373,311

	Total Investments (cost $396,413,296)^	100.3%	$527,558,276
	Other Assets and Liabilities	(0.3)%	(1,536,233)

	Total Net Assets	100.0%	$526,022,043

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	149,540,639
Unrealized Depreciation		(18,395,659)

Net Unrealized Appreciation	$	131,144,980

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$84,331,640	$84,331,640	$—	$—
Capital Goods	51,621,081	51,621,081	—	—
Commercial & Professional Services	4,124,804	4,124,804	—	—
Consumer Durables & Apparel	6,358,618	6,358,618	—	—
Consumer Services	11,475,422	11,475,422	—	—
Diversified Financials	29,989,034	29,989,034	—	—
Energy	58,135,607	58,135,607	—	—
Food, Beverage & Tobacco	25,980,966	18,737,175	7,243,791	—
Health Care Equipment & Services	15,518,003	15,518,003	—	—
Household & Personal Products	2,563,488	2,563,488	—	—
Insurance	34,969,626	34,969,626	—	—
Materials	11,895,433	11,895,433	—	—
Media	16,818,414	16,818,414	—	—
Pharmaceuticals, Biotechnology & Life Sciences	46,118,490	39,924,878	6,193,612	—
Real Estate	5,230,776	5,230,776	—	—
Retailing	14,134,651	14,134,651	—	—
Semiconductors & Semiconductor Equipment	28,822,659	28,822,659	—	—
Software & Services	14,942,167	14,942,167	—	—
Technology Hardware & Equipment	24,783,403	24,783,403	—	—
Telecommunication Services	6,661,688	6,661,688	—	—
Transportation	6,622,118	6,622,118	—	—
Utilities	19,086,877	19,086,877	—	—
Short-Term Investments	7,373,311	7,373,311	—	—

Total	$527,558,276	$514,120,873	$13,437,403	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 23, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 23, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 23, 2017	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller